Annual Report as of
August 31, 1999


SEI TAX EXEMPT
TRUST



--------------------------------------------------------------------------------
TAX FREE FUND
--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND
--------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
--------------------------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND
--------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
--------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------



[LOGO OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999


LETTER TO SHAREHOLDERS ..............................................     1
MUNICIPAL BOND MARKET OVERVIEW ......................................     2
MANAGEMENT'S DISCUSSION AND ANALYSIS
     OF FUND PERFORMANCE ............................................     3
STATEMENT OF NET ASSETS..............................................     9
STATEMENT OF OPERATIONS..............................................    74
STATEMENT OF CHANGES IN NET ASSETS...................................    77
FINANCIAL HIGHLIGHTS.................................................    80
NOTES TO FINANCIAL STATEMENTS........................................    82
NOTICE TO SHAREHOLDERS ..............................................    88
REPORT OF INDEPENDENT ACCOUNTANTS ...................................    89

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999


TO OUR SHAREHOLDERS:

In the first half of fiscal 1999 performance in the municipal markets was strong. The declining yields were attributable to the global financial crisis that had spread from Asia to Russia creating a flight to quality. The Fed was also a factor, as it intervened three times to ease short term rates a total of 75 basis points from September through November.

As the economy heated up in January and February inflation became more of a concern for the Fed. Gross Domestic Product and the Employment Cost Index became more meaningful as the Bond Market and the Fed looked more toward the domestic economy. Light issuance and fears of a Fed tightening allowed municipals to outperform Treasuries in the first quarter of the calendar year.

Municipals began to give up ground to Treasuries through the summer of 1999, as the Fed became increasingly hawkish. The Fed tightening in June led into a round of huge corporate deals priced attractively enough to engage crossover buying. As municipal demand remained weak the Fed tightened short term rates again in August resulting in higher yields.

In contrast to 1998's stable short term interest rates, the Fed moved rates in fiscal 1999 four times in nine meetings with one move coming between meetings. With the continued threat of inflation and Y2K coming to a head, liquidity will be a key concern for our advisors as they position the funds for fiscal 2000.

Thank you for your continued confidence in the SEI Tax Exempt Trust.



                                                       Sincerely,


                                                       /s/ SIGNATURE OMITTED


                                                       Edward D. Loughlin
                                                       PRESIDENT

MUNICIPAL BOND MARKET OVERVIEW
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999


The fiscal year began with the fixed income markets focused on the Asian and Russian financial crises. Most participants were concerned about a global financial meltdown. With this backdrop, the U.S. fixed income markets enjoyed positive performance as yields fell precipitously during the first part of the fiscal year. During September, a prominent hedge fund disclosed that they were in need of financial rescue. This disclosure further stoked the fears of an imminent financial crisis. The Fed helped ease the liquidity concerns of the market by lowering short-term interest rates 25 basis points in September. Municipal yields fell, but performance lagged that of Treasuries, as investors flocked to the Treasury market in a flight to quality amid the financial uncertainty. Evidence of the demand for Treasuries was reflected in the yield on the long-term Treasury piercing 5.00% and falling as low as 4.90% in September.

As the year progressed, concerns over the financial health of the global economy persisted. On October 15th, the Fed caught the markets off guard by lowering short-term rates another 25 basis points; the first time an "inter-meeting" rate changed occurred since 1994. Treasury yields continued to fall, reaching a level as low as 4.72%. Municipal yields fell also, but not at the magnitude of their Treasury counterparts. Ratio's of the yields on municipal bonds versus Treasuries reached historically high levels. For example, the yield on a ten-year municipal bond was over 90% of a comparable Treasury yield. For the rest of the calendar year, municipals remained cheap relative to Treasuries. Calendar year 1998 was a record year of supply in the municipal market and this contributed to the relative underperformance of municipals versus Treasuries.

Beginning in January, the economic growth picture turned positive. GDP and employment growth figures rose dramatically. The U.S. fixed income market turned its concerns away from a financial calamity, and began to focus on the expanding domestic economy. Yields on Treasuries backed up in the beginning of 1999 and Fed rhetoric indicated a stance towards being preemptive against inflation. Despite the stronger than anticipated economic growth figures, inflation was subdued with the CPI at its lowest level in ten-years. Because of their historically cheap valuations, municipal bonds fared better than their Treasury counterparts for the first part of the calendar year. Fears of a Fed tightening began to surface in February and bond yields continued their ascent. In February alone, yield's on Treasuries rose nearly 50 basis points. With municipal issuance down close to 20%, municipals continued to be among the best performing fixed income asset class.

Moving into the second quarter of 1999, fears of inflation continued to mount as the economic statistics showed accelerating growth. Fears of a Fed tightening became apparent with the May release of a stronger than expected CPI number and the Fed's announcement of a bias towards tighter monetary policy. Municipals began to give up their performance relative to Treasuries and by June were beginning to underperform. On June 30th, the Fed raised short-term interest rates 25 basis points to contain inflation pressures.

Progressing into the summer months, municipals suffered from weak technicals. Institutions, which typically purchase municipal bonds, were selling municipals to purchase attractively priced corporate bonds. Corporate issuers began bringing deals to market early in an attempt to avoid year-end Y2K liquidity concerns. With this increased level of issuance, corporate bonds offered better after-tax returns for institutions and the resulting lack of demand for municipals hurt performance. Issuance of municipal bonds continued to be down over 20%, but even the reduced level of supply was not enough to offset the negative forces from the lack of demand. The Fed raised short-term interest rates another 25 basis points in August, and this resulted in bond yields trending upward into the fiscal year-end.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



                                INTERMEDIATE-TERM
                                 MUNICIPAL FUND

     OBJECTIVES. The Intermediate-Term Municipal Fund seeks the highest level of income exempt from Federal income taxes consistent with the preservation of capital.
     STRATEGY. The Intermediate-Term Municipal Fund invests primarily in municipal notes and bonds rated A or better. The Fund will maintain an average weighted maturity of three to ten years, although typically the average maturity will tend towards the shorter end of this maturity range. The Fund invests in securities which are viewed as attractively priced due to the inefficiencies of the municipal market.
     ANALYSIS. For the fiscal year ended August 31, 1999, the Intermediate-Term Municipal Fund, Class A (the "Fund") posted a total return of 0.67% versus a total return of 2.21% for the Lehman 5-Year G.O. Index (the "Benchmark") and 1.82% for the Lehman 3- to 10-Year Blend Municipal Index.
     The primary driver of underperformance versus the Lehman 5 Year G.O. Index was the Fund's longer duration posture. Yields fell at the beginning of the year due to the Asian financial crisis, but actually ended the year higher than where they began due to inflation concerns. In a period of rising rates, the fund's longer duration posture detracted from relative returns. Additionally, the fund's sizable exposure to insured bonds hurt relative performance, as these bonds typically trade-off first in a volatile environment due to their higher liquidity. An underweight to pre-refunded securities also dampened performance, as the high coupon structure of these securities cushion returns in a rising rate environment. Investments in the housing sector, which are defensive in nature, aided positive performance.
     In a like manner, a longer relative duration posture explained much of the Fund's underperformance versus the Lehman 3- to 10-Year Blend Municipal Index. During the second half of the fiscal year, the Federal Reserve Board raised short-term interest rates twice in two 25 basis point increments. With a heightened focus on inflation, bonds with a higher credit quality were hurt more initially, due to their increased liquidity. For reasons stated above, the Fund's investment in insured bonds subtracted from relative performance for the 12-month period. Likewise, an underweight to pre-refunded bonds hurt performance and overweight to housing bonds helped performance.



--------------------------------------------------------------------------------
                           INTERMEDIATE-TERM MUNICIPAL
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                    One   Annualized  Annualized  Annualized   Cumulative
                    Year    3-Year      5-Year    Inception    Inception
                   Return   Return      Return     to Date      to Date
--------------------------------------------------------------------------------
Intermediate-Term
Municipal           0.67%    5.21%      5.38%       5.86%        76.60%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI TAX EXEMPT TRUST INTERMEDIATE-TERM MUNICIPAL FUND, VERSUS
THE LEHMAN BROTHERS 5-YEAR G.O. INDEX



[GRAPH OMITTED]


PLOT POINTS FOLLOWS:


            SEI TAX EXEMPT    LEHMAN 5 YR.

9/30/89         10,000           10,000

8/90            10,522           10,670

8/91            11,450           11,747

8/92            12,430           12,912

8/93            13,502           14,053

8/94            13,589           14,284

8/95            14,613           15,442

8/96            15,162           16,029

8/97            16,365           17,100

8/98            17,543           18,266

8/99            17,660           18,669


1 FOR THE PERIODS ENDED AUGUST 31, 1999. PAST PERFORMANCE IS NO
  INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



                        PENNSYLVANIA MUNICIPAL
                              BOND FUND

     OBJECTIVES. The Pennsylvania Municipal Bond Fund seeks to provide current income exempt from both Federal and Pennsylvania income taxes consistent with the preservation of capital.
     STRATEGY. While the Fund is permitted to purchase investment-grade municipal bonds, a large percentage of the assets are currently in AAA-rated, insured Pennsylvania municipal securities. As principal stability is a primary objective of the Fund, the weighted average maturity of the Fund is typically in a narrow band of five to seven years. While the Adviser does not attempt to forecast interest rates, the maturity of the Fund is extended when interest rates are stable or in decline, and is shortened during periods of rising interest rates.
     ANALYSIS. For the Fiscal year ended August 31, 1999, the Pennsylvania Municipal Bond Fund, (the "Fund") Class A posted a total return of 0.65% versus a total return of 2.21% the Lehman 5-Year G.O. Municipal Bond Index (the "Benchmark") and 1.43% for the Lehman M.F. Pennsylvania Intermediate Municipal Index.
     The primary driver of underperformance versus the Lehman 5 Year G.O. Index was the Fund's longer duration posture. Yields fell at the beginning of the year due to the Asian financial crisis, but actually ended the year higher than where they began due to inflation concerns. In a period of rising rates, the Fund's longer duration posture detracted from relative returns. Additionally, the Fund's exposure to bonds maturing in more than 9 years served to further dampen performance. In broad terms, the Fund's yield advantage versus the Benchmark served to enhance results.
     The underperformance versus the Lehman M.F. Pennsylvania Intermediate Municipal Index was mainly the result of the Fund's sector and maturity selection. Negative effects of the Balanced Budget Act of 1997 have put hospitals under financial pressure. The Fund's exposure to hospital credits detracted from relative performance. In addition, the Fund's exposure to bonds maturing in more than 9 years hurt relative performance. Investments in revenue bonds, such as housing, education and water and sewer, contributed to positive performance for the year.


--------------------------------------------------------------------------------
                           PENNSYLVANIA MUNICIPAL BOND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                     One        Annualized     Cumulative
                    Year         Inception      Inception
                   Return         to Date        to Date
--------------------------------------------------------------------------------
 Pennsylvania
 Municipal Bond     0.65%          0.90%          0.92%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI
TAX EXEMPT TRUST PENNSYLVANIA MUNICIPAL BOND FUND, CLASS A, VERSUS THE
LEHMAN BROTHERS 5-YEAR G.O. INDEX, AND THE LEHMAN BROTHERS MF PA
INTERMEDIATE INDEX


[GRAPH OMITTED]

PLOT POINTS FOLLOWS:

           SEI        LEHMAN       LEHMAN
        TAX-EXEMPT     5 YR        MF PA
8/98      10,000      10,000       10,000
8/99      10,067      10,221       10,143


1 FOR THE PERIODS ENDED AUGUST 31, 1999. PAST PERFORMANCE IS NO
  INDICATION OF FUTURE PERFORMANCE.


                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
               One Annualized Annualized Annualized Annualized Cumulative Year 3-Year 5-Year 10-Year Inception Inception
              Return  Return      Return      Return        to Date     to Date
--------------------------------------------------------------------------------
Pennsylvania
Municipal Bond 0.68%   5.28%        5.32%      6.04%         6.00%        79.70%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI TAX EXEMPT TRUST PENNSYLVANIA MUNICIPAL BOND FUND, CLASS B, VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX


[GRAPH OMITTED]

PLOT POINTS FOLLOWS:

            SEI         LEHAMN
         TAX-EXEMPT      5 YR
8/31/89    10,000       10,000
8/90       10,527       10,675
8/91       11,559       11,752
8/92       12,584       12,918
8/93       13,706       14,060
8/94       13,862       14,290
8/95       14,806       15,449
8/96       15,392       16,036
8/97       16,636       17,108
8/98       17,840       18,275
8/99       17,965       18,679


1 FOR THE PERIODS ENDED AUGUST 31, 1999. PAST PERFORMANCE IS NO
  INDICATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------


                                  MASSACHUSETTS
                               MUNICIPAL BOND FUND

     OBJECTIVES. The Massachusetts Municipal Bond Fund seeks the highest level of current income exempt from Federal and Massachusetts income taxes while preserving capital.
     STRATEGY. The Massachusetts Municipal Bond Fund invests primarily in municipal notes and bonds rated A or better. The Fund will maintain an average weighted maturity of three to ten years, although typically the average maturity will tend towards the shorter end of this maturity range. The Fund invests in securities which are viewed as attractively priced due to the inefficiencies of the municipal market.
     ANALYSIS. For the fiscal year ended August 31, 1999, the Massachusetts Municipal Bond Fund, (the "Fund") posted a total return of 0.07% versus a total return of 2.21% for the Lehman 5-Year G.O. Index (the "Benchmark") and 1.64% for the Lehman M.F. Massachusetts Intermediate Municipal Index.
     The primary driver of underperformance versus the Lehman 5 Year G.O. Index was the Fund's longer duration posture. Yields fell at the beginning of the year due to the Asian financial crisis, but actually ended the year higher than where they began due to inflation concerns. In a period of rising rates, the Fund's longer duration posture detracted from relative returns. With rates trending higher for the year, pre-refunded bonds, which are defensive in nature, performed well and the Fund's lack of exposure to that sector hurt relative performance. Yield curve positioning on the long-end of the curve also dampened performance.
     The Fund's modestly longer duration posture versus the Lehman M.F. Massachusetts Intermediate Municipal Index was the primary source of underperformance. Again, the lack of exposure to pre-refunded bonds, for the reasons stated above, hurt relative performance. With the pick-up in economic activity, bonds issued by the Commonwealth of Massachusetts performed admirably and the Fund's small position in these credits detracted from relative performance. Exposure to defensive credits, such as housing bonds, aided positive performance.


--------------------------------------------------------------------------------
                          MASSACHUSETTS MUNICIPAL BOND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                     One        Annualized     Cumulative
                    Year         Inception      Inception
                   Return         to Date        to Date
--------------------------------------------------------------------------------
Massachusetts
Municipal Bond      0.07%          0.56%          0.61%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI TAX EXEMPT TRUST MASSACHUSETTS MUNICIPAL BOND FUND, VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX, AND THE LEHMAN BROTHERS MF MA INTERMEDIATE INDEX


[GRAPH OMITTED]


PLOT FOLLOWS:
            SEI
         TAX EXEMPT   LEHMAN 5 YR       LEHMAN MF MA
8/31/98    10,000        10,000            10,000
8/99       10,007        10,221            10,164


1 FOR THE PERIODS ENDED AUGUST 31, 1999. PAST PERFORMANCE IS NO
  INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



                                   NEW JERSEY
                               MUNICIPAL BOND FUND

     OBJECTIVES. The New Jersey Municipal Bond Fund seeks the highest level of current income exempt from Federal and New
Jersey income taxes while preserving capital.
     STRATEGY. The New Jersey Municipal Bond Fund invests primarily in municipal notes and bonds rated A or better. The Fund will maintain an average weighted maturity of three to ten years, although typically the average maturity will tend towards the shorter end of this maturity range. The Fund invests in securities which are viewed as attractively priced due to the inefficiencies of the municipal market.
     ANALYSIS. For the fiscal year ended August 31, 1999, the New Jersey Municipal Bond Fund, (the "Fund") posted a total return of 1.29% versus a total return of 2.21% for the Lehman 5-Year G.O. Index (the "Benchmark") and 1.82% for the Lehman 3- to 10-Year Blend Municipal Index.
     The primary driver of underperformance versus the Lehman 5 Year G.O. Index was the Fund's longer duration posture. Yields fell at the beginning of the year due to the Asian financial crisis, but actually ended the year higher than where they began due to inflation concerns. In a period of rising rates, the Fund's longer duration posture detracted from relative returns. Strong security selection in the general obligation and education sectors aided positive performance.
     In a similar manner, the underperformance versus the Lehman 3- to 10-Year Blend Municipal Index can be explained by a slightly longer duration posture. Nevertheless, the underperformance was mitigated by the aforementioned strong security selection. Additionally, the economic expansion strengthened the general credit quality bonds in New Jersey. Another result of the strong economy is the resultant decline in need for issuers to tap the capital markets through debt issuance and the reduced supply acted to support bond prices.


--------------------------------------------------------------------------------
                            NEW JERSEY MUNICIPAL BOND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                   One        Annualized     Cumulative
                  Year         Inception      Inception
                 Return         to Date        to Date
--------------------------------------------------------------------------------
New Jersey
Municipal Bond    1.29%          1.74%          1.87%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI TAX EXEMPT TRUST NEW JERSEY MUNICIPAL BOND FUND, VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX, AND THE LEHMAN BROTHERS 3-10 YEAR MUNICIPAL BLEND INDEX

[GRAPH OMITTED]


PLOT POINTS FOLLOWS:


             SEI                          LEHMAN 3-10 YR
          TAX EXEMPT   LEHMAN 5 YR       MUNICIPAL BLEND
8/31/98     10,000       10,000               10,000
8/99        10,127       10,221               10,182


1 FOR THE PERIODS ENDED AUGUST 31, 1999. PAST PERFORMANCE IS NO
  INDICATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------



                                    NEW YORK
                               MUNICIPAL BOND FUND

     OBJECTIVES. The New York Municipal Bond Fund seeks the highest level of current income exempt from Federal and New York State and City income taxes consistent with the preservation of capital.
     STRATEGY. The New York Municipal Bond Fund invests primarily in municipal notes and bonds rated A or better. The Fund will maintain an average weighted maturity of three to ten years, although typically the average maturity will tend towards the shorter end of this maturity range. The Fund invests in securities which are viewed as attractively priced due to the inefficiencies of the municipal market.
     ANALYSIS. For the fiscal year ended August 31, 1999, the New York Municipal Bond Fund, (the "Fund") posted a total return of 0.68% versus a total return of 2.21% for the Lehman 5 Year G.O. Index (the "Benchmark") and 1.56% for the Lehman M.F. New York Intermediate Municipal Index.
     The primary driver of underperformance versus the Lehman 5 Year G.O. Index was the Fund's longer duration posture. Yields fell at the beginning of the year due to the Asian financial crisis, but actually ended the year higher than where they began due to inflation concerns. In a period of rising rates, the Fund's longer duration posture detracted from relative returns. With rates trending higher, exposure to bonds maturing in more than 6 years also disadvantaged the Fund's relative performance. Lack of exposure to pre-refunded bonds, which are defensive in nature, hurt relative performance. The Fund's holdings in general obligation bonds aided positive performance.
     In a like manner, a relatively longer duration posture explained much of the underperformance versus the Lehman M.F. New York Intermediate Municipal Index. Again, lack of exposure to defensive credits such as pre-refunded bonds hurt relative performance. New York City bonds performed well, given their reliance on the brokerage and financial services industry, which are enjoying strong results. The Fund's lack of exposure to New York City bonds stems form a belief that should the economy slow, New York City bonds will be particularly hard hit. As mentioned previously, the Fund's holdings in general obligation bonds aided positive performance.


--------------------------------------------------------------------------------
                             NEW YORK MUNICIPAL BOND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                     One        Annualized     Cumulative
                    Year         Inception      Inception
                   Return         to Date        to Date
--------------------------------------------------------------------------------
Municipal Bond      0.68%          1.15%          1.24%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI TAX EXEMPT TRUST NEW YORK MUNICIPAL BOND FUND, VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX, AND THE LEHMAN BROTHERS MF NY INTERMEDIATE INDEX


[GRAPH OMITTED]


PLOT POINTS FOLLOWS:


                SEI
            TAX EXEMPT     LEHMAN 5 YR        LEHMAN MF NY
8/31/98        10,000         10,000             10,000
8/99           10,127         10,221             10,182


1 FOR THE PERIODS ENDED AUGUST 31, 1999. PAST PERFORMANCE IS NO
  INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



                                   CALIFORNIA
                               MUNICIPAL BOND FUND

     OBJECTIVES. The California Municipal Bond Fund seeks the highest level of current income exempt from Federal and California income taxes consistent with the preservation of capital.
     STRATEGY. The California Municipal Bond Fund invests primarily in municipal notes and bonds rated A or better. The Fund will maintain an average weighted maturity of three to ten years, although typically the average maturity will tend towards the shorter end of this maturity range. The Fund invests in securities which are viewed as attractively priced due to the inefficiencies of the municipal market.
     ANALYSIS. For the fiscal year ended August 31, 1999, the California Municipal Bond Fund, (the "Fund") posted a total return of 2.40% versus a total return of 2.21% for the Lehman 5-Year G.O. Index (the "Benchmark") and 1.76% for the Lehman M.F. California Intermediate Municipal Index.
     The primary driver of outperformance versus the Lehman M.F. California Intermediate Municipal Index was the Fund's lack of exposure to the long-end of the yield curve. Long maturity bond prices are the most sensitive to changes in interest rates, and with rates rising during the fiscal year, the fund benefited from a lack of exposure to this part of the yield curve. In addition, the fund enjoyed positive relative performance due to strong security selection in the revenue and BBB sectors. The Fund was able to utilize its credit research capabilities to add value in water and sewer bonds, and land secured financings.
     In a like manner, the lack of exposure to the long-end of the yield curve explained most of the Fund's outperformance versus the Lehman M.F. California Intermediate Municipal Index. As previously mentioned, the Fund benefited from strong security selection. Additionally, the California economy continues to be robust and this helped the credit quality of California credits in general. During the fiscal year, both Moody's and S&P raised their ratings on the state of California's general obligation bonds. Supply of new bonds was down, demand for bonds was strong, and this served to help support bond prices.


--------------------------------------------------------------------------------
                            CALIFORNIA MUNICIPAL BOND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                     One        Annualized     Cumulative
                    Year         Inception      Inception
                   Return         to Date        to Date
--------------------------------------------------------------------------------
California
Municipal Bond     2.40%          2.97%          3.20%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI TAX EXEMPT TRUST CALIFORNIA MUNICIPAL BOND FUND, VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX, AND THE LEHMAN BROTHERS MF CA INTERMEDIATE INDEX


[GRAPH OMITTED]

PLOT POINTS FOLLOWS:

              SEI
           TAX EXEMPT     LEHMAN 5 YR        LEHMAN MF CA
8/31/98      10,000         10,000              10,000
8/99         10,241         10,221              10,176


1 FOR THE PERIODS ENDED AUGUST 31, 1999. PAST PERFORMANCE IS NO
  INDICATION OF FUTURE PERFORMANCE.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



TAX FREE FUND
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.7%
ALABAMA -- 0.1%
   Tuscaloosa County, Industrial
     Development Authority, Field
     Container Corporation Service
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                 $  850       $   850
                                                   -------
ARIZONA -- 2.2%
   Arizona State, Educational Loan
     Marketing Corporation,
     Ser A, RB, MBIA
     6.850%, 09/01/99                  2,500         2,500
   Chandler County, Industrial
     Development Authority,
     Parsons Municipal Service
     Project, RB (A) (B) (C)
     3.400%, 09/01/99                  4,900         4,900
   Mesa, Industrial Development
     Authority, Lutheran Health
     Systems Project, Ser A-1, RB, MBIA
     4.000%, 01/01/00                    555           556
   Tuscon, Industrial Development
     Authority, Tuscon City Center
     Parking Project, Ser A,
     RB (A) (B) (C)
     3.325%, 12/01/99                  3,800         3,800
   Tucson, Multi-Family Housing
     Authority, Lincoln Garden
     Project, RB (A) (B) (C)
     3.150%, 09/08/99                  2,625         2,625
                                                   -------
                                                    14,381
                                                   -------
ARKANSAS -- 1.0%
   Crossett, Pollution Control
     Authority, Pacific Corporation
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  6,500         6,500
                                                   -------
CALIFORNIA -- 1.5%
   Los Angeles, Multi-Family Housing
     Authority, Promonade Towers
     Project, RB (A) (B) (C)
     2.950%, 09/08/99                  5,000         5,000
   San Bernadino County, Multi-
     Family Housing Authority,
     Montclair Heritage Project,
     Ser A, RB (A) (B)
     2.900%, 09/08/99                  4,620         4,620
                                                   -------
                                                     9,620
                                                   -------
COLORADO -- 2.3%
   Adams and Weld, School District
     No. 27, Ser B, GO, FGIC
     4.550%, 12/01/99                    695           698

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Boulder County, Development
     Authority, Geological Society of
     America Inc. Project, Ser 92,
     RB (A) (B) (C)
     3.350%, 12/01/99                 $1,770       $ 1,770
   Colorado State, Housing Finance
     Authority, Multi-Family
     Housing, Woodstream Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  2,500         2,500
   Denver City & County, Multi-
     Family Housing Authority,
     Ogden Residence Project,
     Ser 85-B, RB (A) (B) (C)
     3.050%, 09/01/99                    245           245
   Dove Valley, Metropolitan
     District Arapahoe County,
     Ser C, GO (C)
     3.375%, 11/01/99                  2,425         2,425
   Eagle Ranch, Metropolitan
     District, Ser A, RB (A) (B) (C)
     2.950%, 09/08/99                  5,000         5,000
   Fraser, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.350%, 12/01/99                  1,200         1,200
   Panorama Metropolitan District,
     Ser B, RB (A) (B) (C)
     3.400%, 12/01/99                  1,000         1,000
                                                   -------
                                                    14,838
                                                   -------
DELAWARE -- 0.6%
   Delaware State, Economic
     Development Authority, School
     House Project, RB (A) (B) (C)
     3.350%, 09/08/99                  3,800         3,800
                                                   -------
DISTRICT OF COLUMBIA -- 0.3%
   District of Columbia, Abraham and
     Laura Lisner Project,
     RB (A) (B) (C)
     3.350%, 09/08/99                  2,100         2,100
                                                   -------
FLORIDA -- 5.8%
   Alachua County, Industrial
     Development Authority,
     Convention Centers Project,
     RB (A) (B) (C)
     3.400%, 09/01/99                    850           850
   Broward County, Housing Finance
     Authority, Sanctuary Apartments
     Project, RB (A) (B) (C)
     3.400%, 09/08/99                  8,900         8,900


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                               9

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Florida State, Housing Finance
     Authority, Buena Vista Project,
     RB (A) (B) (C)
     3.000%, 11/01/99                 $2,500       $ 2,500
   Fort Pierce, Health Facilities
     Authority, New Horizons
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  2,000         2,000
   Highlands County, Health
     Facility Authority, Adventist/
     Sunbelt Project , Ser A,
     RB (A) (B) (C)
     3.300%, 09/08/99                  2,900         2,900
   Hillsborough County,
     Aviation Authority, Tampa
     International Airport Project,
     Ser A, RB Pre-Refunded
     @ 102 FGIC (D)
     6.850%, 10/01/99                    450           460
   Housing Finance Agency, Multi-
     Family Housing Authority,
     Lakeside South Association
     Project, RB (A) (B) (C)
     3.425%, 09/08/99                  1,130         1,130
   Jacksonville, Industrial
     Development Authority, Trailer
     Marine Project, RB (A) (B) (C)
     3.200%, 09/01/99                  3,600         3,600
   Orange County, Educational
     Facilities Authority, Rollins
     College Project, RB (A) (B) (C)
     3.300%, 09/08/99                  3,000         3,000
   Orange County, Industrial
     Development Authority, Central
     Florida YMCA Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  5,925         5,925
   Orange County, Multi-Family
     Housing Authority, Post Lake
     Apartments Project, RB,
     FNMA (A)(B)(C) (E)
     3.300%, 09/08/99                  3,500         3,500
   Pasco County, Multi-Family
     Housing Authority, Carlton Arms
     of Magnolia Valley Project,
     RB (A) (B) (C)
     3.325%, 09/08/99                  1,000         1,000
   Sarasota, Education Facilities
     Authority, Ringling School of
     Art & Design, RB (A) (B) (C)
     3.300%, 09/01/99                  1,500         1,500
   Volusia County, Housing Finance
     Authority, Sun Pointe Apartments
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                    250           250
                                                   -------
                                                    37,515
                                                   -------

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
GEORGIA -- 10.1%
   Atlanta, Urban Residential
     Finance Authority, Sylvan Circle
     Apartments Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                 $1,410       $ 1,410
   Bibb County, Development
     Authority, Baptist Village Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  4,700         4,700
   Bibb County, Development
     Authority, Stratford Academy
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  5,000         5,000
   Brooks County, Development
     Authority, Presbyterian Home
     Quitman Inc. Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  2,600         2,600
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B) (C)
     3.350%, 09/08/99                  6,500         6,500
   Clayton County, Hospital Authority,
     Southern Regional Medical
     Center Project, Ser B,
     RB (A) (B) (C)
     3.300%, 09/08/99                  3,775         3,775
   Clayton County, Multi-Family
     Housing Authority, Rainwood
     Development Project,
     RB (A) (B) (C)
     3.325%, 09/08/99                  2,000         2,000
   Cobb County, Healthcare Facilities
     For The Elderly, Presbyterian
     Village Project, RB (A) (B) (C)
     3.300%, 09/08/99                  2,870         2,870
   Cobb County, Housing Authority,
     Post Mill Project, RB (A) (B) (C)
     3.300%, 09/08/99                    400           400
   DeKalb County, Development
     Authority, American Cancer
     Society Project, RB (A) (B) (C)
     3.300%, 09/08/99                  1,400         1,400
   DeKalb County, Industrial
     Development Authority,
     Dart Container Project,
     RB (A) (B)
     3.500%, 09/01/99                  1,000         1,000
   DeKalb County, Multi-Family
     Housing Authority, Post Walk
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  2,300         2,300


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Floyd County, Development
     Authority, Berry College
     Income Project, RB (A) (B) (C)
     3.300%, 09/08/99                 $1,800       $ 1,800
   Garden County, Hospital Authority,
     Adventist Health System Project,
     Ser A, RAN (A) (B) (C)
     3.300%, 09/08/99                  1,305         1,305
   Georgia State, Municipal Election
     Authority Project One, Ser D,
     RB (A) (B) (C)
     3.150%, 09/08/99                  3,000         3,000
   Gordon, Industrial Development
     Authority, Federal Paper Board
     Incorporated Project, Ser 92,
     RB (A) (B) (C)
     3.400%, 09/08/99                  2,000         2,000
   Gwinnett County, Industrial
     Development Authority, Wesleyan
     School Project, RB (A) (B) (C)
     3.300%, 09/08/99                    800           800
   Gwinnett County, Multi-Family
     Housing Authority, Post Corners
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  3,000         3,000
   Marietta, Housing Authority,
     Franklin Walk Apartments Project,
     RB (A) (B) (C)
     3.425%, 09/08/99                  1,600         1,600
   Marietta, Multi-Family Housing
     Finance Authority, Falls at Bells
     Ferry Project, RB (A) (B)
     3.200%, 01/15/00                  6,500         6,500
   Monroe County, Development
     Authority, Baptist Village
     Income Project, RB (A) (B) (C)
     3.300%, 09/08/99                  1,600         1,600
   Newton, Industrial Development
     Authority, H.B. Fuller Project,
     Ser 84, RB (A) (B)
     3.350%, 09/08/99                  3,100         3,100
   Richmond County, Industrial
     Development Authority,
     Federal Paper Board Project,
     Ser 92, RB (A) (B) (C)
     3.400%, 09/08/99                  1,000         1,000
   Roswell, Housing Authority,
     Post Canyon Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  1,900         1,900
   Savannah, Housing Authority,
     Somerset Wharf Project,
     Ser B, RB (A) (B) (C)
     3.300%, 09/08/99                  2,000         2,000

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Thomasville, Hospital Authority,
     J.D. Archbold Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                $ 2,200       $ 2,200
                                                   -------
                                                    65,760
                                                   -------
HAWAII -- 0.2%
   Hawaii State, Department of
     Budget & Finance Authority,
     Kuakini Medical Center Project,
     RB (A) (B) (C)
     3.400%, 09/01/99                  1,260         1,260
                                                   -------
IDAHO -- 0.3%
   Health Facilities Authority,
     St. Luke's Medical Center Project,
     RB (A) (B) (C)
     2.950%, 09/01/99                  2,100         2,100
                                                   -------
ILLINOIS -- 14.5%
   Chicago, Tax Increment Authority,
     Near North Project, Ser A ,
     RB (A) (B) (C)
     3.250%, 09/08/99                 19,900        19,900
   Cook County, Catholic Charities
     Project, Ser A-1, RB (A) (B)
     3.300%, 09/08/99                  3,700         3,700
   Cook County, Community
     Consolidated School
     District No. 021, TAW
     3.625%, 11/01/99                  2,000         2,000
   Cook County, Community
     Consolidated School District, TAW
     3.625%, 11/01/99                  1,200         1,200
   Cook County, School District,
     GO, FSA
     9.000%, 12/01/99                    200           203
   East Peoria, Multi-Family Housing
     Authority, Radnor East Project,
     RB (A) (B)
     3.450%, 09/08/99                  1,395         1,395
   Illinois State, Anti-Pollution
     Project, GO
     4.000%, 01/01/00                    990           992
   Illinois State, Development
     Finance Authority, McCormick
     Theological Project, Ser A,
     RB (A) (B)
     3.300%, 09/08/99                  3,780         3,780
   Illinois State, Development
     Financial Authority, North
     Shore Senior Center Project,
     RB (A) (B)
     3.300%, 09/08/99                  3,600         3,600

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Illinois State, Educational Facilities
     Authority, Robert Morris College
     Project, RB, MBIA
     4.625%, 06/01/00                $   780       $   788
   Illinois State, Development
     Finance Authority, Decator
     Mental Health Center Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  3,280         3,280
   Illinois State, Health Facilities
     Authority, Ingalls Memorial
     Hospital Project, RB, MBIA
     Pre-Refunded @ 102 (D)
     7.000%, 01/01/00                  2,505         2,586
   Illinois State, Health Facilities
     Authority, Lifelink Corporation
     Project, Ser A, RB (A) (B)
     3.300%, 09/08/99                  5,000         5,000
   Illinois State, Health Facilities
     Authority, Riverside Health
     Systems Project, RB (A) (B) (C)
     3.300%, 09/08/99                  1,800         1,800
   Illinois State, Pollution Control
     Authority, Illinois Gas and
     Electric Project, RB (A) (B)
     3.300%, 09/08/99                  4,200         4,200
   Illinois, Development Financing
     Authority, Dart Container
     Project, RB (A) (B)
     3.400%, 09/08/99                  1,300         1,300
   Illinois, Health Facilities
     Authority, Advocate Healthcare
     Network Project, Ser B,
     RB (A) (B)
     3.350%, 09/08/99                 14,400        14,400
   Kane County, Community Unit
     School District No. 304
     Geneva Project, TAW
     3.950%, 01/27/00                  2,000         2,003
   Kane County, School District
     No. 131 Aurora East Side, TAW
     3.875%, 09/30/99                  1,000         1,000
   Kendall & Kane Counties,
     Community Unit School
     District No. 115 York Village, TAW
     3.800%, 01/13/00                  1,000         1,001
   Lake County, Adlai E. Stevenson
     High School District No. 125, TAW
     4.550%, 01/01/00                  1,000         1,005
   Lake County, High School District
     Authority, Greyslake Project
     No. 127, GO
     3.790%, 10/28/99                  1,000         1,001
   Orland Hills, Multi-Family
     Housing Project, Ser 88-A,
     RB (A) (B) (C)
     3.300%, 09/08/99                  4,000         4,000

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Saint Clair County, Industrial
     Building Authority, Winchester
     Apartments Project, Ser 94,
     RB (A) (B) (C)
     3.450%, 09/08/99                 $3,000       $ 3,000
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A) (B) (C)
     3.575%, 09/08/99                  4,350         4,350
   Winnebago & Boone Counties,
     School District No. 205, TAW
     5.400%, 10/29/99                  6,900         6,910
                                                   -------
                                                    94,394
                                                   -------
INDIANA -- 5.8%
   Avon, Community School
     Corporation, TAW
     3.500%, 12/31/99                  2,500         2,502
   Crown Point, TAW
     4.000%, 12/31/99                  1,400         1,402
   Duneland, Chesterton School
     Corporation Authority, TAW
     3.400%, 12/31/99                  2,000         2,001
   Indiana, Health Facilities Finance
     Authority, Lutherwood Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  1,070         1,070
   Indiana State, Health Facilities
     Financing Authority, Capital
     Asset Project, RB (A) (B) (C)
     3.250%, 09/08/99                  3,200         3,200
   Indiana State, Health Facilities
     Financing Authority,
     RB (A) (B) (C)
     3.250%, 09/08/99                  3,150         3,150
   Indiana State, Health Facility
     Financing Authority, Hospital
     of the Sisters of St. Francis Health
     Services Project, RB
     Pre-Refunded @ 100 (D)
     7.100%, 09/01/99                  1,625         1,625
   Indiana State, Industrial
     Development Finance Authority,
     Goodwill Industries Center
     Project, RB (A) (B)
     3.300%, 09/08/99                  1,500         1,500
   Indianapolis, Economic
     Develpoment Authority,
     Morningside College Park
     Project, RB (A) (B) (C)
     3.310%, 09/08/99                  2,050         2,050
   Indianapolis, Industrial
     Development Authority, Local
     Public Improvements Project,
     Ser B, RB, MBIA
     3.350%, 06/01/00                  1,550         1,550


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Lake Central, Indiana School
     District, TAW
     3.600%, 12/31/99                 $2,500       $ 2,501
   Madison, Conservative School
     Building Authority, BAN
     3.500%, 03/31/00                  1,000         1,000
   Merrillville, Community School
     Corporation, TAW
     3.650%, 12/31/99                  1,500         1,501
   Michigan City, Area Schools, TAW
     3.390%, 12/31/99                  1,600         1,600
   Plymouth, Community School
     Corporation Authority, TAW
     3.600%, 12/30/99                  1,000         1,001
   Portage, Economic Development
     Authority, RB (A) (B) (C)
     3.410%, 09/08/99                    465           465
   Portage Township, Schools District
     Authority, TAW
     3.875%, 12/31/99                  1,500         1,503
   Southwest Allen County,
     Metropolitan School District
     Authority, TAW
     3.500%, 12/31/99                  2,902         2,903
   Washington Township,
     Metropolian School District
     Authority, TAW
     4.000%, 12/31/99                  2,500         2,501
   Wawasee Community, School
     Corporation, TAW
     3.400%, 12/31/99                  2,700         2,701
                                                   -------
                                                    37,726
                                                   -------
IOWA -- 1.1%
   Cedar Rapids, Pollution Control
     Authority, Electric Light & Power
     Project, RB (A) (B)
     3.300%, 09/08/99                  1,100         1,100
   Chillicothe, Pollution Control
     Authority, Gas and Electric
     Project, RB (A) (B)
     3.300%, 09/08/99                  3,000         3,000
   Chillicothe, Pollution Control
     Authority, Midwest Power
     Systems Project, Ser A,
     RB (A) (B)
     3.300%, 09/08/99                  1,600         1,600
   Iowa State, Higher Education
     Authority, St. Ambrose University
     Project, RB (A) (B) (C)
     3.400%, 09/08/99                  1,500         1,500
                                                   -------
                                                     7,200
                                                   -------

--------------------------------------------------------------------------------
                                     FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
KANSAS -- 2.1%
   Derby, Waterworks Utility Systems
     Authority, Ser 1, RB
     4.500%, 01/15/00                 $2,000       $ 2,000
   Hays, Ser A, GO, FSA
     4.000%, 09/01/99                    690           690
   Lenexa, Healthcare Facility
     Authority, Lakeview Village
     Project, Ser A, RB (A) (B) (C)
     3.300%, 09/08/99                  6,660         6,660
   Salina, Central Mall Dillard,
     Ser 84, RB (A) (B) (C)
     3.450%, 09/08/99                    495           495
   Wyandotte County,
     United Government Project,
     Ser N, TAN
     3.750%, 08/01/00                  2,563         2,563
   Wyandotte County,
     United Government Project,
     Ser S, TAN
     3.750%, 08/01/00                  1,050         1,050
                                                   -------
                                                    13,458
                                                   -------
KENTUCKY -- 1.0%
   Jefferson County, Industrial
     Development Authority, BelKnap
     Project, RB (A) (B) (C)
     3.350%, 09/01/99                  2,361         2,361
   Kentucky State, Economic
     Development Finance Authority,
     Adventist Health Systems,
     Ser A, RB (A) (B) (C)
     3.300%, 09/01/99                  1,460         1,460
   Lexington-Fayette Urban County,
     Government Industrial Building
     Authority, American Horse Shows
     Association Project, RB (A) (B) (C)
     3.310%, 09/08/99                  2,765         2,765
                                                   -------
                                                     6,586
                                                   -------
LOUISIANA -- 1.9%
   Calcasieu Parish, Pollution Control
     Authority, Citgo Petroleum
     Corporation Project,
     RB (A) (B) (C)
     3.350%, 09/08/99                  2,300         2,300
   Jefferson Parish, GO, FGIC
     6.150%, 09/01/99                  1,500         1,500
   Louisiana State, Public Finance
     Authority, Tiger Athletic Project,
     RB (A) (B) (C)
     3.290%, 09/08/99                  5,000         5,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Lousiana State, OffShore Terminal
     Authority, Deep Water Project,
     Ser E, RB
     7.200%, 09/01/99                 $1,000       $ 1,000
   New Orleans, Aviation Board,
     Ser C, GO, MBIA (A) (B)
     3.300%, 09/08/99                  1,135         1,135
   New Orleans, Industrial
     Development Authority, Spectrum
     Control Technology Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  1,800         1,800
                                                   -------
                                                    12,735
                                                   -------
MARYLAND -- 1.3%
   Annapolis Forest, Gemini Facilities
     Project, RB (A) (B) (C)
     3.450%, 09/01/99                    850           850
   Anne Arundel County, Kellington
     Association Project,
     RB (A) (B)
     3.350%, 09/01/99                  1,250         1,250
   Anne Arundel County, Pollution
     Control Authority, Baltimore
     Gas & Electric Project,
     Ser 84, RB (A) (B)
     3.520%, 01/01/00                  1,500         1,500
   Howard County, Conservative
     Public Improvement Authority,
     Ser A, RB Pre-Refunded @ 100 (D)
     5.900%, 02/15/00                  1,400         1,415
   Maryland State, Health and Higher
     Education Authority, Johns
     Hopkins Hospital Project,
     Ser A, RB (A) (B) (C)
     3.150%, 09/08/99                  2,800         2,800
   University of Maryland, Revolving
     Equipment Loan Program,
     Ser B, RB (A) (B) (C)
     3.200%, 09/08/99                    600           600
                                                   -------
                                                     8,415
                                                   -------
MASSACHUSETTS -- 0.2%
   New England, Educational Loan
     Marketing Group,
     Massaschusetts Student Loan
     Authority, Ser D, RB
     6.000%, 09/01/99                  1,115         1,115
                                                   -------
MICHIGAN -- 2.6%
   Bay City, School District Authority,
     State Aid Project, TRAN
     4.500%, 02/23/00                  1,000         1,002

--------------------------------------------------------------------------------
                                      FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Delta County, Economic
     Development Authority,
     RB, MBIA (A) (B) (C)
     3.000%, 09/01/99                 $3,000       $ 3,000
   Garden City, Hospital Finance
     Authority, Garden City Hospital
     Project, Ser A, RB (A) (B) (C)
     3.250%, 09/08/99                  1,560         1,560
   Jackson County, Economic
     Development Authority, Limited
     Thrifty Leoni Project,
     RB (A) (B) (C)
     3.325%, 09/08/99                    800           800
   Michigan State University,
     Hospital Authority,
     Ser A, RB (A) (B)
     2.750%, 09/01/99                  1,800         1,800
   Michigan State, Job Development
     Authority, East Lansing
     Residential Project,
     RB (A) (B) (C)
     3.400%, 09/01/99                  1,000         1,000
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B) (C)
     3.425%, 09/08/99                  1,000         1,000
   Sterling Heights, Economic
     Development Authority, Sterling
     Shopping Center Project,
     RB (A) (B)
     3.300%, 09/08/99                  5,575         5,575
   Walled Lake, Conservative School
     District Authority, Ser II,
     RB Pre-Refunded @ 102 (D)
     7.000%, 05/01/00                  1,000         1,041
                                                   -------
                                                    16,778
                                                   -------
MINNESOTA -- 0.6%
   Eagan County, Yankee Square Inn
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                    925           925
   Mendota Height, Multi-Family
     Housing Authority, Lexington
     Height Apartment Projects,
     RB (A) (B) (C)
     3.250%, 09/08/99                  3,000         3,000
                                                   -------
                                                     3,925
                                                   -------
MISSISSIPPI -- 0.1%
   Mississippi State, Municipal
     Facilities Authority, Mississippi
     Natural Gas Project, RB, MBIA
     4.000%, 01/01/00                  1,000         1,003
                                                   -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MISSOURI -- 3.4%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
     3.500%, 09/08/99                 $1,500       $ 1,500
   Kansas City, Industrial
     Development Authority, Ewing
     Marion Kauffman Project,
     Ser A, RB (A) (B)
     2.950%, 09/01/99                    800           800
   Missouri State, Health and
     Education Facilities Authority,
     Francis Howell R III Project,
     Ser E, RB
     4.250%, 09/19/00                  3,000         3,015
   Missouri State, Health and
     Education Facilities Authority,
     Pooled Hospital Loan Program,
     Ser A , RB (A) (B)
     3.350%, 09/08/99                  6,000         6,000
   Missouri State, Health and
     Education Facilities Authority,
     Saint Louis University Project,
     Ser A, RB (A) (B)
     2.950%, 09/01/99                  2,850         2,850
   Missouri State, Health and
     Education Facilities Authority,
     Saint Louis University Project,
     Ser B, RB (A) (B) (C)
     2.950%, 09/01/99                  5,300         5,300
   Saint Louis, Grantor Trust Authority,
     Ser 96-A, RB (A) (B) (C)
     3.450%, 09/08/99                  2,605         2,605
                                                   -------
                                                    22,070
                                                   -------
NEBRASKA -- 0.5%
   Nebraska State, Educational
     Finance Authority, Creighton
     University Project, Ser A,
     RB, AMBAC (A) (B)
     3.400%, 09/08/99                  3,450         3,450
                                                   -------
NEVADA -- 0.1%
   Washoe County, Public
     Improvements Authority,
     GO, MBIA
     8.250%, 06/01/00                    400           414
                                                   -------
NEW HAMPSHIRE -- 0.7%
   Dover, TAN
     4.350%, 06/21/00                  1,500         1,505
   Higher Education & Health Facilities
     Authority, Dartmouth Education
     Loan Project, RB (A) (B)
     3.300%, 12/01/99                  1,280         1,280

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Higher Education & Health
     Facilities Authority, Havenwood/
     Heritage Heights Project,
     RB Pre-Refunded @ 103 (D)
     9.750%, 12/01/99                 $1,500       $ 1,566
                                                   -------
                                                     4,351
                                                   -------
NEW JERSEY -- 1.0%
   Economic Development Authority,
     Industrial & Economic
     Development Authority,
     Carolina Freight Project,
     RB (A) (B) (C)
     3.440%, 09/08/99                    940           940
   New Jersey State, Industrial &
     Economic Development
     Authority, Dates-Tru Urban
     Renewal Project, RB (A) (B) (C)
     3.450%, 09/01/99                  1,000         1,000
   New Jersey State, Wastewater
     Treatment Trust Authority,
     RB Pre-Refunded @ 101.50 (D)
     6.875%, 06/15/00                  1,215         1,264
   North Hudson, Sewer
     Authority, RB
     4.250%, 03/31/00                  3,100         3,100
                                                   -------
                                                     6,304
                                                   -------
NEW MEXICO -- 0.0%
   Albuquerque, Industrial
     Development Authority, Plastech
     Corporation Project, Ser 94-B,
     RB (A) (B) (C)
     3.300%, 09/08/99                     50            50
                                                   -------
NEW YORK -- 0.8%
   Nassau County, BAN
     4.250%, 05/16/00                  5,500         5,521
                                                   -------
NORTH CAROLINA -- 0.4%
   Beaufort, Pollution Control
     Authority, Texas Gulf
     Corporation Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  1,575         1,575
   North Carolina State, Medical Care
     Community Authority, Carolina
     Meadows Income Project,
     RB (A) (B) (C)
     2.900%, 09/01/99                  1,300         1,300
                                                   -------
                                                     2,875
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
NORTH DAKOTA -- 0.8%
   Grand Forks, Housing Facilities
     Authority, Grand Forks Homes
     Inc. Project, RB (A) (B) (C)
     3.350%, 09/08/99                 $5,050       $ 5,050
                                                   -------
OHIO -- 3.3%
   Cincinnati & Hamilton County,
     Port Authority, CEI Realty Project,
     RB (A) (B) (C)
     3.100%, 09/01/99                    970           970
   Clinton County, Hospital Authority,
     Ohio Hospital Capital Project,
     RB (A) (B) (C)
     3.350%, 09/08/99                  6,000         6,000
   Highland County, Industrial
     Development Authority, Lancaster
     Colony Corporation Project,
     RB (A) (B) (C)
     2.900%, 09/01/99                    700           700
   Lima, Refunding and Improvement
     Authority, Lima Memorial
     Hospital Project, RB (A) (B) (C)
     3.300%,  09/08/99                 2,000         2,000
   Lorain County, Hospital Authority,
     Elyria United Methodist Village
     Project, Ser 1996B, RB (A) (B) (C)
     3.300%, 09/08/99                  1,000         1,000
   Lorain County, Independent Living
     Facilities Authority, Elyria United
     Methodist Project, Ser A,
     RB (A) (B) (C)
     3.300%, 09/08/99                  5,700         5,700
   Marysville, Village School
     District Authority, BAN
     3.610%, 06/01/00                  1,400         1,403
   Ohio State, Southwest Local School
     District, GO
     Pre-Refunded @ 103 (D)
     7.650%, 12/01/99                    715           743
   Summit County, Industrial
     Development Authority, Arlington
     Plaza Project, RB (A) (B) (C)
     2.900%, 09/01/99                  2,070         2,070
   Westlake, Industrial Development
     Authority, Mordson Corporation
     Project, RB (A) (B)
     3.350%, 09/08/99                  1,250         1,250
                                                   -------
                                                    21,836
                                                   -------
OKLAHOMA -- 1.3%
   Bartlesville, Development
     Authority, Heritage Villa Nursing
     Center Project, RB (A) (B) (C)
     3.450%, 09/08/99                  3,000         3,000

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Tulsa City, Industrial Development
     Authority, Healthcare Authority,
     Laureate Psychiatric Project,
     RB (A) (B)
     3.350%, 12/15/99                $ 3,500       $ 3,500
   Tulsa, Parking Authority,
     Refunding First Mortgage
     Williams Project,
     Ser A, RB (A) (B) (C)
     3.300%, 11/15/99                  1,900         1,900
                                                   -------
                                                     8,400
                                                   -------
OREGON -- 0.6%
   Medford, Hospital Facility
     Authority, Rogue Valley Continued
     Care Retirement Project,
     RB (A) (B) (C)
     3.450%, 09/08/99                  4,200         4,200
                                                   -------
PENNSYLVANIA -- 10.6%
   Allegheny County, Industrial
     Development Authority,
     Longwood At Oakmont Project,
     Ser B, RB (A) (B) (C)
     2.900%, 09/01/99                  1,000         1,000
   Allegheny County, Industrial
     Development Authority, Watson
     Rhenania Project, RB (A) (B) (C)
     3.400%, 09/08/99                  1,200         1,200
   Bucks County, Industrial
     Development Authority, CPC
     International Incorporated
     Project, Ser 85, RB (A) (B)
     3.600%, 09/01/99                    500           500
   Chester County, Industrial
     Development Authority,
     Archdiocese of Philadelphia
     Project, Ser 1997, RB (A) (B) (C)
     2.950%, 09/01/99                  1,000         1,000
   Clarion County, Industrial
     Development Authority, Meritcare
     Project, Ser A, RB (A) (B) (C)
     3.300%, 09/08/99                    800           800
   Cumberland Valley, School District
     Authority, Ser B, GO, FSA
     6.000%, 09/01/99                  1,035         1,035
   Dauphin County, General
     Authority, Allhealth Pooled
     Finance Program, Ser B,
     RB, FSA (A) (B)
     3.350%, 09/08/99                 15,000        15,000
   Easton, City School District
     Authority, GO, FGIC (A) (B)
     3.320%, 09/08/99                  1,600         1,600


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Elizabeth Forward, School District,
     GO, AMBAC
     Pre-Refunded @ 100 (D)
     7.250%, 01/15/00                 $1,000       $ 1,015
   Erie, Higher Education Building
     Authority, Gannon University
     Project, Ser F, RB (A) (B) (C)
     3.350%, 09/08/99                  1,500         1,500
   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A) (B)
     3.340%, 09/08/99                  1,645         1,645
   Lancaster, Hospital Authority,
     Luthercare Project,
     RB (A) (B)
     3.340%, 09/08/99                  6,000         6,000
   Lebanon County, Industrial
     Development Authority,
     Aluminum of America Project,
     Ser 92, RB (A) (B)
     3.450%, 09/08/99                  1,020         1,020
   Montgomery County, Higher
     Education & Health Authority,
     Higher Education & Health Loan
     Project, Ser 96-A, RB (A) (B) (C)
     3.400%, 09/08/99                  1,000         1,000
   Montgomery County, Higher
     Education & Health Authority,
     Ser A, RB (A) (B) (C)
     3.400%, 09/08/99                  1,000         1,000
   Montgomery County, Higher
     Education and Health Authority,
     Golden Farms Project, Ser A, RB
     Pre-Refunded @ 102 (D)
     9.500%, 01/01/00                  1,400         1,454
   Montgomery County, Higher
     Education and Health Authority,
     United Hospital Project, Ser A,
     RB Pre-Refunded @ 102 (D)
     8.375%, 11/01/99                  2,000         2,056
   Montgomery County, Higher
     Education and Health Authority,
     Higher Education and Loan
     Project, Ser A, RB (A) (B) (C)
     3.400%, 09/08/99                    200           200
   Montgomery County, Industrial
     Development Authority, IKEA
     Property Project, RB (A) (B) (C)
     3.300%, 09/08/99                  4,400         4,400
   North Umberland County,
     Industrial Development Authority,
     Atlas Development Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  1,615         1,615

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   North Umberland County,
     Industrial Development Authority,
     Atlas Development Project,
     RB (A) (B)
     3.550%, 09/08/99                 $  300        $  300
   Northhampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B) (C)
     3.300%, 09/08/99                  2,150         2,150
   Pennsylvania State, Higher
     Education Authority, Carnegie
     Mellon University Project,
     Ser 1995, RB (A) (B)
     3.000%, 09/01/99                  1,800         1,800
   Pennsylvania State, Philadelphia
     Hospital and Higher Education
     Facilities Authority, Childrens
     Hospital Project, Ser A,
     RB (A) (B) (C)
     3.000%, 09/01/99                  4,600         4,600
   Pennsylvania State, Ser A,
     COP, AMBAC
     4.625%, 07/01/00                  3,000         3,028
   Philadelphia, Industrial
     Development Authority, Inglis
     Housing Project, RB (A) (B)
     3.000%, 09/01/99                  7,000         7,000
   Pittsburgh, GO, AMBAC
     4.500%, 09/01/99                  1,155         1,155
   Union County, Hospital Authority,
     United Methodist Continuing
     Care Project, Ser B,
     RB (A) (B) (C)
     3.450%, 09/08/99                  2,575         2,575
   York, General Pooled Finance
     Authority, City of Reading Project,
     Ser 96-A, RB, AMBAC (A) (B)
     3.250%, 09/08/99                  1,300         1,300
                                                   -------
                                                    68,948
                                                   -------
RHODE ISLAND -- 0.2%
   Rhode Island State, Capital
     Development Loan Project, Ser B,
     RB Pre-Refunded @ 102 MBIA (D)
     6.250%, 05/15/00                  1,000         1,040
                                                   -------
SOUTH CAROLINA -- 0.8%
   Florence County, Industrial
     Development Project, La-Z-Boy
     Chair Project, RB (A) (B)
     3.354%, 09/08/99                  5,000         5,000
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TENNESSEE -- 4.4%
   Hamilton County, Industrial
     Development Authority, Trade
     Center Hotel Project, Ser C,
     RB (A) (B) (C)
     3.400%, 09/08/99                $ 4,852       $ 4,852
   Hamilton County, Industrial
     Development Authority, Trade
     Center Hotel Project, Ser D,
     RB (A) (B) (C)
     3.400%, 09/08/99                  3,598         3,598
   Jacksonville, Industrial
     Development Board, Esselte
     Project, Ser B, RB (A) (B) (C)
     3.050%, 09/01/99                    900           900
   Knox County, Health &
     Educational Housing Facilities
     Authority, Mercy Health System
     Project, Ser A, RB, AMBAC
     Pre-Refunded @ 102 (D)
     7.600%, 09/01/99                  1,500         1,530
   Knox County, Health & Educational
     Housing Facilities Authority,
     THA Solutions Group Project,
     RB (A) (B)
     3.350%, 09/08/99                 10,000        10,000
   Knox County, Industrial Development
     Board, Professional Plaza Project,
     RB (A) (B) (C)
     3.450%, 09/01/99                  2,300         2,300
   Memphis, Electric System
     Authority, RB
     Pre-Refunded @ 102 (D)
     6.750%, 01/01/00                  1,500         1,547
   Nashville & Davidson County,
     Health & Education Facilities
     Board, Adventist/Sunbelt
     Project, Ser A, RB (A) (B) (C)
     3.300%, 09/08/99                  1,900         1,900
   Nashville & Davidson County,
     Health & Education Facilities
     Board, Dede Wallace Healthcare
     System Project, RB (A) (B) (C)
     3.300%, 09/08/99                  1,500         1,500
   Nashville & Davidson County,
     Health & Education Facilities
     Board, Franklin Road Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                    840           840
                                                   -------
                                                    28,967
                                                   -------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
TEXAS -- 3.8%
   Amarillo, Independent School
     District, GO
     4.000%, 02/01/00                 $1,910       $ 1,917
   Amarillo, Industrial Development
     Authority, Safeway Project,
     RB (A) (B)
     3.000%, 09/01/99                  1,145         1,145
   Austin, Convention Center
     Authority, Ser B, RB
     Pre-Refunded @ 102 (D)
     8.250%, 11/15/99                  2,920         3,006
   Bexar County, GO
     4.250%, 06/15/00                    980           983
   Brazo River, Hoffman-LaRoche
     Project, Ser 85, RB (A) (B) (C)
     3.425%, 09/08/99                  1,000         1,000
   Denton County, GO
     5.500%, 09/01/99                    970           970
   Fort Worth, Ser A, GO
     5.500%, 03/01/00                  1,000         1,011
   Gulf Coast, Industrial Development
     Authority, Petrounited Project,
     RB (A) (B) (C)
     3.310%, 09/08/99                  1,500         1,500
   Harris County, Flood Control
     Authority, Ser B, GO
     7.000%, 10/01/99                    500           502
   Harris County, Health Facilities
     Authority, Greater Houston
     Pooled Health Project, Ser A,
     RB (A) (B) (C)
     3.350%, 09/08/99                  3,700         3,700
   Harris County, Health Facilities
     Development Authority, Young
     Mens Christian Association
     Project, RB (A) (B) (C)
     3.000%, 09/01/99                  1,900         1,900
   Harris County, Multi-Family
     Housing Authority, Greenhouse
     Development Project,
     RB (A) (B) (C)
     3.675%, 09/08/99                  1,900         1,900
   Texas State, Department Housing
     and Community Authority,
     Ser E, RB, MBIA
     4.450%, 09/01/99                    875           875
   Texas State, GO
     Pre-Refunded @ 100 (D)
     8.300%, 12/01/99                  1,230         1,246
   Texas State, Ser A, GO
     5.125%, 10/01/99                    500           501



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Trinity River, Industrial
     Development Authority, Trinity
     River Project, RB (A) (B) (C)
     3.425%, 09/08/99                 $2,900       $ 2,900
                                                   -------
                                                    25,056
                                                   -------
UTAH -- 1.1%
   Castle Dale, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.550%, 02/01/00                  1,250         1,250
   Nephi, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.800%, 09/01/99                  1,560         1,560
   Tremonton City, Industrial
     Development Authority, Safeway
     Project, RB (A) (B) (C)
     3.350%, 12/01/99                    715           715
   West Valley, Industrial Development
     Authority, Johnson Matthey
     Project, RB (A) (B) (C)
     3.050%, 09/01/99                  3,400         3,400
                                                   -------
                                                     6,925
                                                   -------
VERMONT -- 2.8%
   Student Assistance Authority,
     Student Loan Bonds, Ser 85,
     RB (A) (B) (C)
     3.500%, 09/01/99                  5,025         5,025
   Vermont State, Educational and
     Health Buildings Financing
     Authority, Capital Asset
     Financing Project, Ser 1,
     RB (A) (B)
     3.400%, 09/08/99                 10,010        10,010
   Vermont State, Educational and
     Health Buildings Financing
     Authority, Capital Asset
     Financing Project, Ser 1,
     RB (A) (B) (C)
     3.300%,  09/08/99                 1,478         1,478
   Vermont State, Educational and
     Health Buildings Financing
     Authority, Capital Asset
     Financing Project, Ser 2,
     RB (A) (B) (C)
     3.300%, 09/08/99                    500           500
   Vermont State, Ser A, GO
     5.700%, 01/15/00                  1,500         1,512
                                                   -------
                                                    18,525
                                                   -------

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- 0.5%
   Harrisonburg, Multi-Family
     Housing Authority, Rolling Brook
     Village Apartment Project,
     RB (A) (B) (C)
     3.200%, 02/01/00                 $2,000       $ 2,000
   Stafford County, Industrial
     Development Authority, Safeway
     Project, RB (A) (B) (C)
     3.350%, 12/01/99                  1,310         1,310
                                                   -------
                                                     3,310
                                                   -------
WASHINGTON -- 2.6%
   Housing Finance Commission, Mill
     Plains Crossing Project,
     RB (A) (B) (C)
     3.200%, 09/08/99                  2,100         2,100
   Housing Finance Community,
     Pioneer Human Services Project,
     Ser 91, RB (A) (B) (C)
     3.250%, 09/08/99                    915           915
   Port Moses Lake, Public
     Industrial Authority, Basic
     American Foods Project,
     RB (A) (B) (C)
     3.650%, 09/01/99                  4,200         4,200
   Washington State, Non-Profit
     Housing Authority, YMCA
     Snohomish County Project,
     RB (A) (B) (C)
     3.450%, 09/01/99                  2,300         2,300
   Washington State, Public Power
     Supply System Authority,
     Nuclear Project No. 1, Ser B,
     RB Pre-Refunded @ 102 (D)
     7.250%, 01/01/00                  2,400         2,478
   Washington State, Public Power
     Supply System Authority, Nuclear
     Project No. 2, RB, FGIC
     Pre-Refunded @ 102 (D)
     7.250%, 07/01/00                  1,000         1,049
   Washington State, Non-Profit
     Housing Authority, YMCA
     Greater Seattle Project,
     RB (A) (B) (C)
     3.000%, 09/01/99                  2,175         2,175
   Washington State, Public Power
     Supply System Authority,
     Nuclear Project No. 3, Ser B, RB,
     FGIC Pre-Refunded @ 102 (D)
     7.000%, 01/01/00                  2,000         2,064
                                                   -------
                                                    17,281
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



TAX FREE FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
WEST VIRGINIA -- 0.2%
   Kanawha County, Building
     Commission, Charleston Area
     Medical Center Project, Ser A,
     RB, AMBAC
     Pre-Refunded @ 102 (D)
     7.500%, 11/01/99                 $1,000       $ 1,027
                                                   -------
WISCONSIN -- 2.4%
   Genoa City, Joint School District,
     BAN
     3.720%, 10/15/99                  2,560         2,560
   Howard Suamico, School
     District Authority, TRAN
     4.010%, 08/23/00                  1,000         1,001
   Jefferson, School District Authority,
     TRAN
     3.850%, 09/08/99                  1,600         1,600
   Monroe, School District Authority,
     TRAN
     3.790%, 10/15/99                  1,975         1,975
   New Richmond, School District
     Authority, TRAN
     3.560%, 11/01/99                    825           825
   Northland Pines,
     School District Authority, TRAN
     4.000%, 09/08/00                  2,000         2,001
   Pulaski, Community School
     District Authority, TRAN
     3.900%, 08/30/00                  1,500         1,500
   Village of Menomonee, Industrial
     Development Authority,
     Maysteel Corporation Project,
     RB (A) (B) (C)
     3.400%, 09/08/99                  1,900         1,900
   Wisconsin State, Health and
     Educational Facilities Authority,
     Marshfield Clinic Project, Ser B,
     RB (A) (B) (C)
     3.350%, 09/08/99                  1,300         1,300
   Wisconsin State, Health and Elderly
     Facilities Authority, Cedar Crest
     Project, RB (A) (B) (C)
     3.310%, 09/08/99                  1,000         1,000
                                                   -------
                                                    15,662
                                                   -------
WYOMING -- 0.5%
   Natrona County, School District
     No. 1, Casper School Building
     Guarantee Program, RB (C)
     4.000%, 06/15/00                    515           518
   Sweetwater County, Pollution
     Control Authority, Idaho Power
     Project, Ser C, RB (A) (B) (C)
     2.750%, 09/01/99                    400           400

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Wyoming Student Loan
     Corporation, Student Loan
     Authority, RB
     6.250%, 12/01/99                $ 2,530      $  2,547
                                                  --------
                                                     3,465
                                                  --------
MULTI-STATE -- 2.3%
   Greystone, Tax-Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A)(B)(C)
     3.400%, 09/08/99                 15,170        15,170
                                                  --------
Total Municipal Bonds
   (Cost $656,956)                                 656,956
                                                  --------
Total Investments -- 100.7%
   (Cost $656,956)                                 656,956
                                                  --------
Other Assets and Liabilities, Net -- (0.7%)         (4,746)
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 652,425,984 outstanding shares of
   beneficial interest                             652,293
Distribution in excess of net
   investment income                                   (34)
Accumulated net realized loss on
   investments                                         (49)
                                                  --------
 Total Net Assets -- 100.0%                       $652,210
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RAN      REVENUE ANTICIPATION NOTE
RB       REVENUE BOND
SER      SERIES
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



CALIFORNIA TAX EXEMPT FUND
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%
CALIFORNIA -- 98.3%
   Alameda County, Contra-Costa
     Schools Financing Authority,
     Improvements Financing Project,
     Ser B, COP (A) (B) (C)
     2.950%, 09/08/99                 $  550       $   550
   Alameda County, Transportation
     Authority, RB, AMBAC
     4.100%, 11/01/99                    100           100
   Alhambra, Industrial Development
     Authority, Sunclipse Project,
     RB (A) (B) (C)
     3.200%, 09/08/99                    100           100
   Anaheim, Housing Authority,
     Heritage Village Apartments
     Project, Ser A, RB (A) (B) (C)
     2.950%, 09/08/99                    615           615
   Antioch, University School District
     Authority, TRAN
     3.700%, 09/15/99                    324           325
   Auburn, University School
     District, TRAN
     4.000%, 09/21/99                    165           165
   California State, Health Facilities
     Financial Authority, Adventist
     Health System Project,
     Ser A, RB, MBIA (A) (B)
     2.650%, 09/01/99                  1,000         1,000
   California State, Health Facilities
     Finance Authority, Alexian
     Brothers Project, RB, MBIA
     Pre-Refunded @ 102 (D)
     7.125%, 01/01/00                    100           103
   California State, Health Facilities
     Finance Authority, Pomona Valley
     Hospital Project, RB, MBIA
     Pre-Refunded @ 102 (D)
     6.750%, 01/01/00                    105           108
   California State, Health Facilities
     Finance Authority, St. Joseph
     Hospital Project, RB (A) (B)
     2.400%, 09/01/99                    200           200
   California State, Health Facilities
     Financial Authority, Sisters
     Providence Project, RB
     4.250%, 10/01/99                    185           185
   California State, Multiple Purpose
     Project, Ser A, RB, MBIA
     10.000%, 09/01/99                    72            72
   California State, Pollution
     Control Financing Authority,
     Pacific Gas & Electric Project,
     RB (A) (B) (C)
     2.650%, 09/01/99                  1,000         1,000
   California State, Public Works Board,
     University Project, Ser A, RB
     5.700%, 10/01/99                    180           181

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   California State, Watereuse Finance
     Authority, RB, FSA (A) (B) (C)
     2.900%, 09/08/99                 $    1       $     1
   California Statewide, Communities
     Development Authority,
     St. Joseph Health Systems Group,
     COP (A) (B)
     2.400%, 09/01/99                    400           400
   California Statewide, Community
     Development Authority,
     Covenant Retirement Communities
     Project, COP (A) (B)
     3.125%, 09/08/99                    700           700
   Chico, Public Financial Authority,
     Southeast Chico Redevelopment
     Project, Ser B, RB
     Pre-Refunded @ 102 (D)
     7.400%, 04/01/00                    165           172
   Community Development Authority,
     North California Retirement
     Project, RB (A) (B) (C)
     2.250%, 09/01/99                  1,000         1,000
   Contra Costa County, Multi-Family
     Housing Authority, Delta Square
     Project, Ser A, RB (A) (B) (C)
     3.300%, 09/08/99                    200           200
   Corona, Multi-Family Housing
     Authority, County Hills Project,
     Ser B, RB (A) (B) (C)
     2.950%, 09/08/99                    500           500
   Corona, Redevelopment Agency
     Authority, Crown Point Project,
     Ser 85, RB (A) (B) (C)
     3.250%, 05/01/00                    505           505
   Duarte, Redevelopment Agency
     Authority, Merged Redevelopment
     Project, TA
     3.500%, 10/01/99                     75            75
   Escondido, Community
     Development Authority,
     Heritage Park Apartment Project,
     Ser A, RB (A) (B) (C)
     2.950%, 09/08/99                    415           415
   Fontana, Gaf Tax Exempt Bond
     Grantor Trust, Ser GA-7,
     RB (A) (B) (C)
     3.750%, 09/08/99                    440           440
   Fullerton, Industrial Development
     Authority, Sunclipse Project,
     Ser A, RB (A) (B) (C)
     3.200%, 09/08/99                    200           200
   Huntington Park, Public Fianancing
     Authority Lease, Parking Project,
     Ser A, RB (A) (B) (C)
     4.250%, 09/01/99                    325           325
   Irwindale, Industrial Development
     Authority, Toys "R" Us Project,
     RB (A) (B) (C)
     3.325%, 09/08/99                    325           325

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



CALIFORNIA TAX EXEMPT FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Jurupa, Community Service,
     Community Facilities
     District No. 1, GO, FSA
     3.750%, 09/01/99                 $   42       $    43
   Lancaster, Multi-Family Housing
     Authority, 20 Street Apartments
     Project, Ser C, RB (A) (B) (C)
     2.900%, 09/08/99                    225           225
   Lancaster, Multi-Family Housing
     Authority, Household Bank
     Project, Ser A, RB (A) (B)
     3.000%, 09/08/99                    190           190
   Los Angeles, Community
     Redevelopment Authority,
     Central Business District
     Project, GO
     5.000%, 11/15/99                  1,350         1,355
   Los Angeles, Metropolitan
     Transportation Sales Tax Authority,
     First Tier Project, Ser B, RB
     4.500%, 07/01/00                  1,000         1,008
   Los Angeles, Multi-Family
     Housing Authority, Ser K,
     RB (A) (B) (C)
     2.700%, 09/08/99                    410           410
   Los Angeles County, Housing
     Authority, Malibu Meadows
     Project, Ser B, RB, FNMA (A) (B) (E)
     2.750%, 09/08/99                    345           345
   Los Angeles County, Mortgage
     Authority, Crescent Gardens
     Project, Ser A, RB (A) (B)
     2.400%, 09/08/99                    650           650
   Metropolitan Water District,
     Waterworks Project, Ser C,
     RB (A) (B) (C)
     2.700%, 09/08/99                    300           300
   Mount Diablo, School District
     Authority, GO
     3.500%, 01/28/00                    216           217
   North City, School Facilities
     Finance Authority, Community
     Facility District No. 1, Ser A,
     GO Pre-Refunded @ 102 (D)
     7.850%, 09/01/99                    108           111
   Oakland, Liquidity Facilities
     Authority, Revenue Assessment
     Bay Area Government Project,
     RB (A) (B) (C)
     3.200%, 09/08/99                    135           135
   Oakland, School District
     Authority, GO
     3.250%, 11/09/99                    288           289
   Orange County, Apartment
     Development Authority,
     Hidden Hills Project, Ser C,
     RB (A) (B)
     2.500%, 09/08/99                    365           365

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Orange County, Apartment
     Development Authority, Radnor/
     Aragon Corporation Project,
     Ser D, RB (A) (B) (C)
     3.425%, 09/08/99                 $  240       $   240
   Oxnard, Community Redevelopment
     Agency, Channel Islands
     Business Project, RB (A) (B) (C)
     3.675%, 09/08/99                    310           310
   Panama-Buena Vista,
     Union School District Authority,
     Capital Improvements
     Finance Project, COP (A) (B) (C)
     3.450%, 09/08/99                    650           650
   Pasadena, School District, GO
     4.750%, 05/01/00                     33            34
   Placer Hills, Elementary School
     Authority, TRAN
     4.000%, 09/21/99                    100           100
   Porterville, GO
     3.600%, 11/29/99                    100           100
   Richmond, Joint Powers Financial
     Authority, Ser B, RB
     Pre-Refunded @ 102 (D)
     7.250%, 05/15/00                    144           151
   Riverside, Multi-Family Housing
     Authority, Countrywood & IA
     Apartments Project,
     Ser E, RB (A) (B)
     3.000%, 09/08/99                    190           190
   Riverside County, Multi-Family
     Housing Authority, De Anza
     Villas Project, RB (A) (B) (C)
     2.800%, 09/08/99                    230           230
   Riverside County, Multi-Family
     Housing Authority, Polk
     Apartments Project, Ser O,
     RB (A) (B) (C)
     3.000%, 09/08/99                    550           550
   Roseville, City School Project, GO
     4.000%, 09/21/99                    180           180
   San Bernadino County, Multi-Family
     Housing Authority, Alta Loma
     Heritage Project, Ser A,
     RB (A) (B) (C)
     2.900%, 09/08/99                    160           160
   San Bernadino County, Multi-Family
     Housing Authority, Indian Knoll
     Apartment Project,
     Ser A, RB (A) (B)
     3.000%, 09/08/99                    270           270
   San Bernadino County,
     Multi-Family Housing Authority,
     Mountain View Apartments,
     RB (A) (B) (C)
     2.900%, 09/08/99                    150           150


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   San Bernadino County, Multi-Family
     Housing Authority, Parkview Place,
     Ser A, RB (A) (B) (C)
     2.900%, 09/08/99                 $  365       $   365
   San Bernadino County,
     Multi-Family Housing Authority,
     Village Crossing Project,
     Ser A, RB (A) (B) (C)
     2.900%, 09/08/99                    260           260
   San Diego, Multi-Family Housing
     Authority, University Town
     Center Apartments Project,
     RB (A) (B) (C)
     2.800%, 09/08/99                    100           100
   San Francisco, City and County
     Finance Authority, Yerba Buena
     Garden Project, RB (A) (B) (C)
     2.950%, 09/08/99                    100           100
   San Marcos, Industrial Development
     Authority, Amistar Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                    324           325
   Santa Clara, High School District
     Project, GO, FGIC
     3.700%, 09/01/99                     62            63
   Santa Clara County, El Camino
     Hospital District Lease Authority,
     Valley Medical Center Project,
     Ser 85A, RB (A) (B) (C)
     2.500%, 09/08/99                    500           500
   Santa Clara County, Multi-Family
     Housing Authority, Briarwood
     Apartments Project, Ser B, RB,
     FNMA (A) (B) (E)
     2.750%, 09/08/99                    180           180
   Simi Valley, Industrial & Economic
     Development Authority,
     Wambold Furniture Project,
     RB (A) (B) (C)
     3.450%, 09/01/99                    160           160
   Simi Valley, Multi-Family Housing
     Authority, Ser A, RB (A) (B)
     2.750%, 09/08/99                    160           160
   Simi Valley, Public Finance Authority,
     Lease Revenue, RB (A) (B) (C)
     2.950%, 09/08/99                    500           500
   Tehachapi, Community Facilities
     Authority, TA
     Pre-Refunded @ 103 (D)
     7.400%, 10/01/99                    100           103
   Vallejo, Multi-Family Housing
     Authority, Highlands Apartments
     Project, Ser A, RB (A) (B) (C)
     2.600%, 09/08/99                    425           425

--------------------------------------------------------------------------------
                                        FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Westminster, Redevelopment
     Authority, Commercial
     Redevelopment Project, RB,
     AMBAC (A) (B) (C)
     2.900%, 09/08/99                 $  310       $   310
                                                   -------
                                                    22,471
                                                   -------
VIRGIN ISLANDS -- 0.5%
   Virgin Islands, Public Financial
     Authority, Highway Transportation
     Project, RB Pre-Refunded @ 102 (D)
     7.700%, 10/01/99                    120           123
                                                   -------
Total Municipal Bonds
   (Cost $22,594)                                   22,594
                                                   -------
TOTAL INVESTMENTS -- 98.8%
   (Cost $22,594)                                  $22,594
                                                   -------
Other Assets and Liabilities, Net -- (1.2%)            270
                                                   -------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 22,365,114 outstanding shares of
   beneficial interest                              22,365
Fund Shares of Class B (unlimited
   authorization -- no par value) based
   on 507,250 outstanding shares of
   beneficial interest                                 507
Accumulated net realized loss on investments            (8)
                                                   -------
 Total Net Assets -- 100.0%                        $22,864
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                   =======

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TA       TAX ALLOCATION
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INSTITUTIONAL TAX FREE FUND
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.8%
ALABAMA -- 1.6%
   Birmingham, Medical Clinic
     Authority, St. Martins in the
     Pines Project, Ser 89,
     RB (A) (B) (C)
     3.400%, 09/08/99                 $2,470       $ 2,470
   Birmingham, Private Educational
     Building Authority, Altamont
     School Project, RB (A) (B) (C)
     3.300%, 09/08/99                  3,750         3,750
   Indian Springs Village, Educational
     Building Authority, Indian
     Springs School Project,
     RB (A) (B) (C)
     3.400%, 09/08/99                  5,000         5,000
   Russelville, Industrial Development
     Authority, Clark Pulley Project,
     Ser 94, RB (A) (B) (C)
     3.400%, 09/08/99                  1,675         1,675
   Tuscaloosa County, Industrial
     Development Authority,
     Field Container Corporation
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  1,100         1,100
                                                   -------
                                                    13,995
                                                   -------
ALASKA -- 0.6%
   Alaska State, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.300%, 12/01/99                  3,860         3,860
   Courthouse Project, COP,
     AMBAC
     5.000%, 01/01/00                  1,440         1,449
                                                   -------
                                                     5,309
                                                   -------
ARIZONA -- 1.5%
   Chandler County, Industrial
     Development Authority,
     Parsons Municipal Service Project,
     RB (A) (B) (C)
     3.400%, 09/08/99                  4,225         4,225
   Maricopa County, Industrial
     Development Authority,
     Arcadia Vista Apartments
     Project, Ser A, RB (A) (B) (C)
     3.370%, 09/08/99                  4,745         4,745
   Maricopa County, Industrial
     Development Authority,
     McLane Company Project,
     RB (A) (B) (C)
     3.800%, 09/08/99                    520           520

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Tuscon, Industrial Development
     Authority, Tuscon City Center
     Parking Project, Ser A,
     RB (A) (B) (C)
     3.325%, 09/08/99                 $3,500       $ 3,500
                                                   -------
                                                    12,990
                                                   -------
COLORADO -- 3.2%
   Colorado State, Housing Finance
     Authority, Multi-Family Housing
     Woodstream Project, RB (A) (B) (C)
     3.300%, 09/08/99                  1,860         1,860
   Dove Valley, Metropolitan District
     Arapahoe County Authority,
     Ser C, GO (A) (B)
     3.375%, 11/01/99                  5,000         5,000
   Englewood, Industrial
     Development Authority,
     Safeway Incorporated Project,
     RB (A) (B) (C)
     3.350%, 12/01/99                  1,925         1,925
   Idaho Springs, Safeway Project,
     Ser 93, RB (A) (B) (C)
     3.350%, 12/01/99                  1,800         1,800
   Jefferson County, Industrial
     Development Authority,
     Kinder Care Centers Project,
     Ser C, RB (A) (B) (C)
     3.400%, 09/08/99                  1,700         1,700
   Panorama Metropolitan District,
     Ser B, RB (A) (B) (C)
     3.400%, 12/01/99                  2,425         2,425
   Panorama, Metropolitan District,
     Ser 1998, RB (A) (B) (C)
     3.400%, 12/01/99                  1,680         1,680
   Pitkin County, Multi-Family
     Housing Authority, Centennial
     Project, Ser A, RB (A) (B) (C)
     3.300%, 09/08/99                  3,125         3,125
   Post-Secondary Educational
     Facilities Authority, American
     Water Works Association Project,
     RB (A) (B) (C)
     3.310%, 09/08/99                  3,810         3,810
   Summit County, Recreational
     Facilities Authority, Copper
     Mountain Project, RB (A) (B) (C)
     3.450%, 09/01/99                  2,300         2,300


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Summit County, Recreational
     Facilities Authority, Copper
     Mountain Project, RB (A) (B) (C)
     3.450%, 09/01/99                 $2,225      $  2,225
                                                  --------
                                                    27,850
                                                  --------
DELAWARE -- 0.8%
   Economic Development Authority,
     Congoleum Development Project,
     RB (A) (B) (C)
     3.400%, 09/08/99                  1,000         1,000
   Sussex County, Economic
     Development Authority,
     Route 113 Limited Partnership
     Project, RB (A) (B) (C)
     3.500%, 09/01/99                  6,000         6,000
                                                  --------
                                                     7,000
                                                  --------
DISTRICT OF COLUMBIA -- 0.2%
   Washington, Laboratory
     School Project, RB (A) (B) (C)
     3.350%, 09/08/99                  1,500         1,500
                                                  --------
FLORIDA -- 3.3%
   Alachua County, Industrial
     Development Authority,
     Oak Hall School Project,
     RB (A) (B) (C)
     3.350%, 09/08/99                  1,500         1,500
   Broward County, Housing Finance
     Authority, Landings Inverray
     Apartments Project,
     RB (A) (B) (C)
     3.400%, 09/08/99                  4,400         4,400
   Coral Springs, Improvement
     District Authority, Water and
     Sewer Project, Ser C, RB MBIA
     Pre-Refunded @ 102 (D)
     7.600%, 12/01/99                  2,165         2,231
   Florida State, Multi-Family Health
     Finance Agency, Buena
     Vista Project, RB (A) (B) (C)
     3.000%, 11/01/99                  4,530         4,530
   Highlands County, Health Facility
     Authority, Adventist/
     Sunbelt Project, Ser A,
     RB (A) (B)
     3.300%, 09/08/99                  6,100         6,100
   Housing Finance Agency,
     Multi-Family Housing Authority,
     Lakeside South Association
     Project, RB (A) (B) (C)
     3.425%, 09/08/99                  1,470         1,470

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Jacksonville, Industrial
     Development Authority,
     University of Florida Health
     Science Center Project, Ser 89,
     RB (A) (B) (C)
     3.550%, 09/08/99                 $1,000      $  1,000
   Lake Bernadette, Community
     Development Authority,
     Special Assessment Project,
     Ser B, RB (A) (B) (C)
     3.350%, 09/08/99                    785           785
   Miami-Dade County, Industrial
     Development Authority,
     Saral Publications Project,
     RB (A) (B)
     3.300%, 09/08/99                  2,750         2,750
   Orange County, Industrial
     Development Authority,
     Central Florida YMCA Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                    825           825
   Palm Beach County, Economic
     Development Authority,
     YMCA Boynton Beach Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  1,700         1,700
   Pasco City, Multi-Family Housing
     Finance Authority, Carlton
     Arms of Magnolia Valley Project,
     Ser 85, RB (A) (B) (C)
     3.325%, 09/08/99                  2,000         2,000
                                                  --------
                                                    29,291
                                                  --------
GEORGIA -- 10.0%
   Albany-Dougherty County,
     Hospital Authority, Phoebe
     Putney Memorial Hospital
     Project, Ser 1996, RB,
     AMBAC (A) (B) (C)
     3.350%, 09/08/99                  1,800         1,800
   Athens, Multi-Family Housing
     Authority, Georgian Apartments
     Project, RB (A) (B) (C)
     3.675%, 09/08/99                  1,400         1,400
   Bibb County, Development
     Authority, Baptist Village
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  2,900         2,900
   Cherokee County, Industrial
     Development Authority,
     Seabord Farms Project,
     RB (A) (B) (C)
     3.350%, 09/08/99                  3,000         3,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INSTITUTIONAL TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Clayton County, Multi-Family
     Housing Authority, Rainwood
     Development Project,
     RB (A) (B) (C)
     3.325%, 09/08/99                 $2,700      $  2,700
   Clayton County, Multi-Family
     Housing Authority, Rivers Edge
     Project, RB (A) (B) (C)
     3.350%, 09/08/99                  2,000         2,000
   Cobb County, Industrial
     Development Authority,
     Institute Nuclear Power
     Operations Project, RB (A) (B) (C)
     3.300%, 09/08/99                  2,700         2,700
   Cobb County, Multi-Family
     Housing Authority, Tibarron
     Associates Project, Ser 85-D,
     RB (A) (B) (C)
     3.500%, 09/08/99                  8,600         8,600
   DeKalb County, Industrial
     Development Authority,
     Dart Container Project,
     RB (A) (B) (C)
     3.600%, 09/01/99                    900           900
   DeKalb County, Industrial
     Development Authority,
     Weyerhaeuser County Project,
     RB (A) (B)
     3.304%, 09/08/99                  3,500         3,500
   DeKalb County, Multi-Family
     Housing Authority, Post Walk
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  2,000         2,000
   Downtown Athens, Housing
     Development Authority,
     Georgian Apartments Association
     Project, RB (A) (B) (C)
     3.800%, 09/08/99                  1,000         1,000
   Federal Paper Board, Tax Exempt
     Bond Grantor Trust,
     RB (A) (B) (C)
     3.850%, 09/01/99                  7,200         7,200
   Fulton County, Arthritis
     Foundation Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  2,700         2,700
   Fulton County, Development
     Authority, Robert W. Woodruff
     Arts Center Project, RB (A) (B) (C)
     3.300%, 09/08/99                  3,300         3,300
   Fulton County, Industrial
     Development Authority,
     ADP Corporation Project,
     RB (A) (B)
     3.400%, 09/15/99                  2,765         2,765

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Fulton County, Industrial
     Development Authority,
     Epstein School Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                $ 2,000      $  2,000
   Fulton County, Industrial
     Development Authority,
     Holy Innocents School Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  2,500         2,500
   Fulton County, Industrial
     Development Authority,
     Morehouse School of Medicine
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  2,400         2,400
   Fulton County, Residential Care
     Facilities Authority, Canterbury
     Court Project, Ser A,
     RB (A) (B) (C)
     3.300%, 09/08/99                  2,400         2,400
   Gwinnett County, Industrial
     Development Authority,
     Wesleyan School Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                    700           700
   Gwinnett County, Multi-Family
     Housing Authority, Post Corners
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  1,500         1,500
   Macon-Bibb County, Hospital
     Authority, Medical Center
     Control Project, RB (A) (B) (C)
     3.300%, 09/08/99                  2,900         2,900
   Marietta, Multi-Family Housing
     Finance Authority, Falls At Bells
     Ferry Project, RB (A) (B)
     3.200%, 01/15/00                  6,885         6,885
   Marietta, Multi-Family Housing
     Finance Authority, Franklin
     Walk Apartments Project,
     RB (A) (B) (C)
     3.425%, 09/08/99                  3,540         3,540
   Monroe County, Development
     Authority, Baptist Village
     Income Project, RB (A) (B) (C)
     3.300%, 09/08/99                  2,200         2,200
   Roswell, Multi-Family Housing
     Authority, Belcourt Limited
     Project, RB (A) (B) (C)
     3.450%, 09/08/99                  9,000         9,000
   Thomasville, Hospital Authority,
     J.D. Archbold Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  3,650         3,650
                                                  --------
                                                    88,140
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
HAWAII -- 0.1%
   Hawaii State, Department of
     Budget & Finance Authority,
     Kuakini Medical Center Project,
     RB (A) (B) (C)
     3.400%, 09/01/99                 $  900      $    900
                                                  --------
IDAHO -- 1.5%
   Ammon, Urban Renewal Agency
     Authority, Tax Increment Project,
     Ser A, RB (A) (B) (C)
     3.440%, 09/08/99                  1,635         1,635
   Boise State, University Authority,
     Engineering Technology Project,
     RB (A) (B) (C)
     3.350%, 09/08/99                  3,500         3,500
   Twin Falls, Urban Renewal Agency
     Project, Ser A, RB (A) (B) (C)
     3.440%, 09/08/99                  7,925         7,925
                                                  --------
                                                    13,060
                                                  --------
ILLINOIS -- 9.4%
   Cook County, Community
     Consolidated School District
     Authority, TAW (C)
     3.625%, 11/01/99                  6,000         6,000
   Development Finance Authority,
     Catholic Charities Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  2,830         2,830
   Development Finance Authority,
     Rest Haven Illinan Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  2,000         2,000
   Finance Authority, Adventist
     Health System Project, Series A,
     RB, MBIA (A) (B) (C)
     3.300%, 09/08/99                 18,500        18,500
   Health Facilities Authority,
     Lifelink Corporation Project,
     Ser A, RB (A) (B) (C)
     3.300%, 09/08/99                  4,900         4,900
   Health Facilities Authority, Ingalls
     Memorial Hospital Project, RB,
     MBIA Pre-Refunded @ 102 (D)
     7.000%, 01/01/00                  6,000         6,185
   Illinios State, GO
     5.600%, 10/01/99                    500           501
   Kane County, Community
     Unit School District Authority,
     No. 304 Geneva Project, TAW
     3.950%, 01/27/00                  2,205         2,208
   Kane County, First Preserve
     District, GO (C)
     6.625%, 12/01/99                  1,650         1,664

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Kane County, School District
     No. 131 Aurora East Side, TAW
     3.875%, 09/30/99                $ 4,100      $  4,102
   Kendall & Kane Counties,
     Community Unit School
     District No. 115 York Village, TAW
     3.800%, 01/13/00                  1,000         1,001
   Lake County, Adlai E. Stevenson
     High School District, No. 125, GO
     4.550%, 01/01/00                  1,000         1,005
   Lake County, High School
     District Authority, Greyslake
     Project No. 127, TAW
     3.790%, 10/28/99                  1,000         1,001
   Municipal Electric Power Supply
     Agency, RB, FSA
     4.500%, 02/01/00                  1,415         1,421
   Paxton, Industrial Development
     Authority, Merck & Aircoil
     Project, RB (A) (B) (C)
     3.800%, 09/08/99                    900           900
   Saint Clair, Industrial Building
     Authority, Winchester Apartments
     Project, Ser 94, RB (A) (B) (C)
     3.450%, 09/08/99                  8,000         8,000
   Springfield, Multi-Family Housing
     Authority, Oak Center Limited
     Project, RB (A) (B)
     3.500%, 09/08/99                  4,900         4,900
   Streamwood Village, Industrial
     Development Revenue,
     Authority Poplar Creek Project,
     RB Pre-Refunded @ 100 (D)
     3.400%, 10/01/99                  4,000         4,000
   Winnebago & Boone Counties,
     School District No. 205, TAW
     5.400%, 10/29/99                 12,000        12,017
                                                  --------
                                                    83,135
                                                  --------
INDIANA -- 7.9%
   Bartholomew County,
     Consolidated School
     Corporation Authority, TAW
     3.430%, 12/31/99                  5,560         5,561
   Benton, Community School
     Corporation Authority, TAW
     3.500%, 12/31/99                  3,645         3,646
   Crawfordsville, Economic
     Development Authority,
     Autumn Woods Apartments
     Project, Ser A, RB (A) (B) (C)
     3.310%, 09/08/99                  3,500         3,500
   Duneland, Chesterton School
     Corporation Authority, TAW
     3.400%, 12/31/99                  4,000         4,001

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INSTITUTIONAL TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   East Porter County, School
     Authority, TAW
     3.750%, 12/31/99                $ 1,400      $  1,402
   Fort Wayne, Industrial Economic
     Development Authority, Avery
     International Project,
     RB (A) (B) (C)
     3.325%, 09/08/99                  3,750         3,750
   Gaf Tax Exempt Bond Grantor Trust,
     Ser A, RB (A) (B) (C)
     4.050%, 09/01/99                  2,520         2,520
   Health Facilities Financing
     Authority, Hartsfield Village
     Project, Ser B, RB (A) (B) (C)
     3.300%, 09/08/99                  5,000         5,000
   Highland, School Township
     Authority, TAW
     3.500%, 12/31/99                  2,700         2,701
   Indianapolis, Economic
     Develpoment Authority,
     Morningside College Park
     Project, RB (A) (B) (C)
     3.310%, 09/08/99                  3,910         3,910
   Madison, Conservative School
     Building Authority, BAN
     3.500%, 03/31/00                  1,750         1,750
   Michigan City, Area Schools, TAW
     3.390%, 12/31/99                  2,800         2,800
   Michigan City, Economic
     Development Authority,
     Marley Company Project,
     RB (A) (B) (C)
     3.325%, 09/08/99                  2,750         2,750
   Penn Harris, Madison Indiana
     School Authority, TAW
     3.700%, 12/31/99                  1,080         1,081
     3.750%, 12/31/99                  7,915         7,920
   Plymouth, Community School
     Corporation Authority, TAW
     3.600%, 12/30/99                  1,766         1,768
   Portage Township, School District
     Authority, TAW
     3.875%, 12/31/99                  2,250         2,254
   Southwest Allen County,
     Metropolitan School District
     Authority, TAW
     3.500%, 12/31/99                  5,000         5,002
   St. Joseph County, Industrial
     Economic Development,
     South Bend Medical Center
     Project, RB (A) (B) (C)
     3.400%, 09/08/99                  3,200         3,200

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Washington Township,
     Metropolitan School District
     Authority, TAW
     4.000%, 12/31/99                $ 3,000      $ 3,001
   West Lafayette, Community
     School Authority, TAW
     3.500%, 12/31/99                  1,800         1,801
                                                  --------
                                                    69,318
                                                  --------
IOWA -- 1.6%
   Cedar Rapids, Pollution Control
     Authority, Electric Light & Power
     Project, RB (A) (B)
     3.300%, 09/08/99                  1,300         1,300
   Chillicothe, Pollution Control
     Authority, Gas and Electric
     Project, RB (A) (B)
     3.300%, 09/08/99                  2,000         2,000
   Chillicothe, Pollution Control
     Authority, Iowa Southern
     Utilities Project, Ser A, RB (A) (B)
     3.300%, 09/08/99                  2,300         2,300
   Higher Education Authority, St.
     Ambrose University Project,
     RB (A) (B) (C)
     3.400%, 09/08/99                  1,075         1,075
   Higher Education Loan Authority,
     Education Loan Private College
     Facilities Project, RB, MBIA (A) (B)
     3.350%, 09/08/99                  2,000         2,000
   Housing Healthcare Authority,
     Wesley Retirement Services
     Project, RB (A) (B) (C)
     3.400%, 09/08/99                  1,155         1,155
   Student Loan Liquidity Authority,
     Ser A, RB
     6.250%, 03/01/00                  1,000         1,015
   Student Loan Liquidity Authority,
     Ser C, RB, AMBAC
     6.500%, 12/01/99                  3,000         3,025
                                                  --------
                                                    13,870
                                                  --------
KANSAS -- 0.3%
   Derby, Waterworks Utility Systems
     Authority, Ser 1, RB
     4.500%, 01/15/00                  1,000         1,000
   Wichita, Pollution Control Authority,
     CIC Industries Incorporated
     Project, RB (A) (B) (C)
     3.575%, 09/08/99                  1,590         1,590
                                                  --------
                                                     2,590
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
KENTUCKY -- 0.7%
   Covington, Industrial Building
     Authority, Atkins & Pearce
     Incorporated Project, Ser 95,
     RB (A) (B) (C)
     3.300%, 09/08/99                $ 2,100      $  2,100
   Georgetown, Educational
     Institution Improvement
     Authority, Georgetown College
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  2,000         2,000
   Newport City, Multi-Family
     Housing Authority, RB (A) (B) (C)
     3.900%, 12/01/99                  1,670         1,670
                                                  --------
                                                     5,770
                                                  --------
LOUISIANA -- 0.9%
   Public Facilities Authority,
     Kingston Village Limited Project,
     RB (A) (B)
     3.310%, 09/08/99                  7,700         7,700
                                                  --------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     Ser 85, RB (A) (B) (C)
     3.450%, 09/08/99                  1,315         1,315
                                                  --------
MARYLAND -- 1.7%
   Annapolis, Forest Gemini Facilities
     Authority, RB (A) (B) (C)
     3.450%, 09/01/99                  2,250         2,250
   Anne Arundel County, Pollution
     Control Authority, Baltimore
     Gas & Electric Project, Ser 84,
     RB (A) (B)
     3.520%, 07/01/00                  2,500         2,500
   Frederick, GO (A) (B) (C)
     3.400%, 09/08/99                  6,000         6,000
   Health & Higher Education
     Facilities Authority, Kennedy
     Krieger Project, RB (A) (B) (C)
     3.300%, 09/08/99                  1,300         1,300
   Health & Higher Education
     Facilities Authority, Pooled
     Loan Program Project, Ser B,
     RB (A) (B) (C)
     3.200%, 09/08/99                  1,400         1,400
   Hyattsville, Industrial Development
     Authority, Safeway Incorporated
     Project, RB (A) (B) (C)
     3.350%, 12/01/99                  1,995         1,995
                                                  --------
                                                    15,445
                                                  --------
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MASSACHUSETTS -- 0.5%
   Development Finance Agency
     Authority, Scandinavian Living
     Center Project, RB (A) (B) (C)
     3.400%, 09/08/99                $ 4,100      $  4,100
                                                  --------
MICHIGAN -- 1.6%
   Bay City, School District Authority,
     State Aid Project, TRAN
     4.500%, 02/23/00                  1,700         1,704
   Birmingham, Economic
     Development Authority
     Project, Brown Street Project,
     Ser 83, RB (A) (B) (C)
     3.575%, 09/08/99                  1,140         1,140
   Farmington Hills, Economic
     Development Authority,
     Brookfield Building Association
     Project, RB (A) (B) (C)
     3.550%, 09/08/99                  2,165         2,165
   Garden City, Hospital Finance
     Authority, Garden City Hospital
     Project, Ser A, RB (A) (B) (C)
     3.250%, 09/08/99                  2,800         2,800
   Job Development Authority,
     Kentwood Residence Project,
     RB (A) (B) (C)
     3.400%, 09/01/99                  2,400         2,400
   Northville Township, Economic
     Development Authority,
     Thrifty Northville Project,
     RB (A) (B) (C)
     3.425%, 09/08/99                  1,500         1,500
   Plymouth Township, Economic
     Development Authority,
     Key International Project,
     RB (A) (B) (C)
     3.250%, 09/01/99                  2,150         2,150
                                                  --------
                                                    13,859
                                                  --------
MINNESOTA -- 1.3%
   Bloomington, Commercial
     Development Authority,
     ATS II Project, RB (A) (B) (C)
     3.520%, 09/01/99                  3,520         3,520
   Brooklyn, Center Development
     Authority, Brookdale Office
     Park Project, Ser 84,
     RB (A) (B) (C)
     3.370%, 09/08/99                  2,860         2,860
   Capital Realty Trust Authority,
     RB (A) (B) (C)
     3.520%, 09/08/99                  1,150         1,150

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INSTITUTIONAL TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Plymouth, Industrial Development
     Authority, Banner Engineering
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                $ 1,800      $  1,800
   Roseville, Multi-Family Housing
     Authority, Rosepointe II Project,
     RB (A) (B) (C)
     3.370%, 09/08/99                  1,490         1,490
   Saint Paul, Housing &
     Redevelopment Authority,
     Lutheran Social Service Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                    525           525
                                                  --------
                                                    11,345
                                                  --------
MISSISSIPPI -- 1.2%
   Desoto County, Industrial
     Development Authority,
     American Soap Company Project,
     RB (A) (B) (C)
     4.720%, 09/08/99                    900           900
   Development Bank, Special
     Obligation Municipal Facilities
     Authority, Mississippi Natural
     Gas Project, RB, MBIA
     4.000%, 01/01/00                  1,415         1,419
   Flowood, Multi-Family Housing
     Authority, Reflection Pointe
     Project, RB (A) (B) (C)
     3.400%, 09/08/99                  5,880         5,880
   Prentiss County, Industrial
     Development Authority,
     Heidelberg Eastern Project,
     Ser A, RB (A) (B) (C)
     3.650%, 09/01/99                  2,500         2,500
                                                  --------
                                                    10,699
                                                  --------
MISSOURI -- 6.8%
   Bi State, Development Agency
     Facilities Authority, American
     Commercial Project, RB
     Pre-Refunded @ 103 (D)
     7.750%, 06/01/00                  3,000         3,176
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
     3.500%, 09/08/99                  2,900         2,900
   Health and Education Facilities
     Authority, Francis R. Howell III
     Project, Ser E, RB
     4.250%, 09/19/00                  5,000         5,025

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Health and Education Facilities
     Authority, Pooled Hospital Loan
     Program, Ser A, RB (A) (B)
     3.350%, 09/08/99                $ 8,500      $  8,500
   Howell County, Industrial
     Development Authority, Safeway
     Incorporated Project,
     RB (A) (B) (C)
     3.550%, 02/01/00                  3,315         3,315
   Macon City, Industrial
     Development Authority,
     Healthcare Realty Macon Project,
     RB (A) (B) (C)
     3.550%, 09/01/99                  2,140         2,140
   Osage Beach, Industrial
     Development Authority,
     Healthcare Realty Project,
     RB (A) (B) (C)
     3.550%, 09/01/99                  2,065         2,065
   Saint Charles County, Industrial
     Development Authority,
     Sun River Village Project,
     RB (A) (B)
     3.340%, 09/08/99                 11,300        11,300
   Saint Louis County, Industrial
     Development Authority,
     Schnuck Markets Kirkwood
     Incorporated Project,
     RB (A) (B) (C)
     3.325%, 09/08/99                  4,350         4,350
   Saint Louis, Grantor Trust
     Authority, Ser 96-A,
     COP (A) (B) (C)
     3.450%, 09/08/99                 12,825        12,825
   St. Louis County, Industrial
     Development Authority,
     Friendship Village Project,
     Ser B, RB (A) (B) (C)
     3.300%, 09/08/99                  4,725         4,725
                                                  --------
                                                    60,321
                                                  --------
MONTANA -- 0.2%
   Great Falls, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.350%, 12/01/99                  1,805         1,805
                                                  --------
NEVADA -- 0.4%
   Reno, Hospital Authority,
     Saint Mary's Hospital Project, Ser C,
     RB Pre-Refunded @ 102 (C) (D)
     7.750%, 01/01/00                  3,225         3,329
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 1.2%
   Dover, TAN
     4.350%, 06/21/00                $ 2,500      $  2,509
   Higher Education & Health
     Facilities Authority, RB
     Pre-Refunded @ 103 (D)
     9.750%, 12/01/99                  4,000         4,177
   Higher Education & Health Facilities
     Authority, Dartmouth Education
     Loan Project, RB (A) (B)
     3.300%, 06/01/00                  3,705         3,705
                                                  --------
                                                    10,391
                                                  --------
NEW JERSEY -- 1.0%
   New Jersey State, Industrial &
     Economic Development Authority,
     Dates-Tru Project, RB (A) (B) (C)
     3.450%, 09/01/99                  2,000         2,000
   North Hudson, Sewer
     Authority, BAN
     4.250%, 03/31/00                  7,000         7,000
                                                  --------
                                                     9,000
                                                  --------
NEW MEXICO -- 0.5%
   Albuquerque, Industrial
     Development Authority,
     Plastech Corporation Project,
     Ser 94-B, RB (A) (B) (C)
     3.300%, 09/08/99                  1,355         1,355
   Albuquerque, Metropolitan
     Redevelopment Authority,
     Springer Square Project,
     RB (A) (B) (C)
     3.800%, 09/08/99                  3,000         3,000
                                                  --------
                                                     4,355
                                                  --------
NEW YORK -- 1.8%
   Letchworth, Central School
     District Authority, Gainesville
     Project, BAN
     3.500%, 01/14/00                  2,000         2,001
   Monroe County, Industrial
     Development Authority,
     Rochester District Project,
     RB (A) (B) (C)
     3.150%, 09/01/99                  1,500         1,500
   Nassau County, BAN
     4.250%, 05/16/00                  8,250         8,281
   New York City, Housing
     Development Corporation
     Authority, Multi-Family
     Housing Project, Ser A, RB
     4.400%, 11/01/99                  1,450         1,453

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Suffolk, Cooperative Library
     System Authority, RAN
     3.500%, 12/30/99                $ 3,000      $  3,000
                                                  --------
                                                    16,235
                                                  --------
NORTH CAROLINA -- 0.1%
   Beauforts, Industrial Facilities
     Authority, Texas Gulf Corporation
     Pollution Control Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  1,025         1,025
                                                  --------
NORTH DAKOTA -- 0.1%
   Fargo, Kelly Inn Authority, Fargo
     Project, Ser 93, RB (A) (B) (C)
     3.300%, 09/08/99                  1,120         1,120
                                                  --------
OHIO -- 3.6%
   Clermont County, Hospital
     Facilities Revenue,
     Mercy Health Project, Ser A, RB,
     AMBAC Pre-Refunded @ 102 (D)
     7.500%, 09/01/99                  1,000         1,020
   Clinton County, Hospital
     Authority, Ohio Hospital
     Capital Project, RB (A) (B) (C)
     3.350%, 09/08/99                  9,000         9,000
   Franklin County, Industrial
     Development Authority,
     Leveque & Associates Project,
     RB (A) (B) (C)
     3.250%, 12/01/99                  1,325         1,325
   Higher Educational Facilities
     Community Authority,
     Oberlin College Project, RB
     Pre-Refunded @ 102 (D)
     7.100%, 10/01/99                  2,415         2,469
   Highland County, Industrial
     Development Authority,
     Lancaster Colony Corporation
     Project, RB (A) (B) (C)
     2.900%, 09/01/99                  1,300         1,300
   Lorain County, Leving & Hospital
     Facilities Authority, United
     Methodist Village Project,
     Ser 1996B, RB (A) (B) (C)
     3.300%, 09/08/99                  6,745         6,745
   Marion County, Hospital Authority,
     Pooled Lease Program Project,
     Ser 91, RB (A) (B) (C)
     3.310%, 09/08/99                  2,055         2,055
   Marysville, Village School District
     Authority, BAN
     3.610%, 06/01/00                  3,000         3,007

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INSTITUTIONAL TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Scioto County, Healthcare Facilities
     Authority, Hill View Retirement
     Project, RB (A) (B) (C)
     3.850%, 12/01/99                 $1,760     $   1,760
   Stark County, Healthcare Facilities
     Authority, Canton Christian
     Home Project, Ser 90,
     RB (A) (B) (C)
     2.900%, 09/01/00                  1,215         1,215
   Stark County, Healthcare Facilities
     Authority, Christian Home
     Project, RB (A) (B) (C)
     3.050%, 09/15/99                  1,500         1,500
   Trumbull County, Industrial
     Revenue Authority, Howland
     Association Project, RB (A) (B) (C)
     3.300%, 09/08/99                    350           350
                                                  --------
                                                    31,746
                                                  --------
OKLAHOMA -- 1.3%
   Claremore, Industrial and
     Redevelopment Authority,
     Worthington Cylinder Project,
     RB (A) (B) (C)
     3.350%, 09/08/99                    970           970
   Tulsa, Parking Authority,
     Refunding First Mortgage
     Williams Project, Ser A,
     RB (A) (B) (C)
     3.300%, 11/15/99                  2,500         2,500
   Tulsa City, Industrial Development
     Authority, Healthcare Laureate
     Psychiatric Project, RB (A) (B)
     3.350%, 12/15/99                  8,500         8,500
                                                  --------
                                                    11,970
                                                  --------
OREGON -- 0.3%
   Medford, Hospital Facility
     Authority, Rogue Valley Manor
     Continued Care Retirement
     Project, RB (A) (B) (C)
     3.450%, 09/08/99                  2,500         2,500
                                                  --------
PENNSYLVANIA -- 5.5%
   Berks County, Industrial
     Development Authority,
     Rilsan Industrial Project,
     RB (A) (B) (C)
     3.325%, 09/08/99                  1,950         1,950
   Chester County, Health &
     Education Facilities Authority,
     Barclay Friends Project, Ser A,
     RB (A) (B) (C)
     3.250%, 09/08/99                  1,485         1,485

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Chester County, Industrial
     Development Authority,
     The Woods Project, RB (A) (B) (C)
     3.300%, 09/08/99                $ 1,000      $  1,000
   Clarion County, Industrial
     Development Authority,
     Meritcare Project, Ser A,
     RB (A) (B) (C)
     3.300%, 09/08/99                  2,100         2,100
   Delaware County, Health
     System Authority, Catholic
     Health East Project, Ser A, RB
     4.500%, 11/15/99                  2,000         2,003
   Lancaster, Hospital Authority,
     Luthercare Project, RB (A) (B) (C)
     3.340%, 09/08/99                  7,500         7,500
   Lancaster County, Higher
     Education Authority,
     Franklin & Marshall College
     Project, RB (A) (B) (C)
     3.340%, 09/08/99                  5,665         5,665
   McCandless, Industrial
     Development Authority,
     Bradford Foundation Project,
     Ser A, RB (A) (B) (C)
     3.300%, 09/08/99                  1,730         1,730
   Mercersburg Boro, Educational
     Facility Authority, Mercersburg
     College Project, RB (A) (B) (C)
     3.250%, 09/08/99                  1,000         1,000
   Montgomery County, Higher
     Education & Health Authority,
     William Penn Charter School
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  2,600         2,600
   Montgomery County, Industrial
     Development Authority,
     IKEA Property Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  1,500         1,500
   North Umberland County,
     Industrial Development
     Authority, RB (A) (B)
     3.550%, 09/08/99                  1,000         1,000
   Pennsylvania State, Ser A, COP,
     AMBAC
     4.625%, 07/01/00                  3,400         3,431
   Philadelphia, Industrial
     Development Authority, Inglis
     Housing Project, RB (A) (B) (C)
     3.000%, 09/01/99                 13,000        13,000


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Upper Dauphin,
     Industrial Development Authority,
     Association of Independent
     Colleges and Universities
     Project, RB (A) (B) (C)
     3.350%, 09/08/99                $ 1,100      $  1,100
   Washington County, Ear Project,
     Ser B-1, RB (A) (B) (C)
     3.350%, 09/08/99                  1,385         1,385
                                                  --------
                                                    48,449
                                                  --------
SOUTH CAROLINA -- 1.0%
   Educational Facilities Authority,
     Morris College Project,
     RB (A) (B) (C)
     3.350%, 09/08/99                  3,000         3,000
   Sumter County, Industrial
     Authority, Bendix Corporation
     Project, RB (A) (B) (C)
     3.325%, 09/08/99                  4,000         4,000
   Walhalla, Revenue Authority,
     Avondale Mills Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  1,700         1,700
                                                  --------
                                                     8,700
                                                  --------
SOUTH DAKOTA -- 0.2%
   State Health and Educational
     Facilities Authority, Avera
     Mckennan Issue Project,
     RB, MBIA
     3.900%, 07/01/00                  1,555         1,559
                                                  --------
TENNESSEE -- 6.9%
   GAF Tax-Exempt Bond Grantor
     Trust, Ser A, RB (A) (B) (C)
     4.050%, 09/01/99                  4,480         4,480
   Hamilton County, Industrial
     Development Board,
     Trade Center Hotel Project,
     Ser A, RB (A) (B) (C)
     3.400%, 09/08/99                  5,548         5,548
   Hamilton County, Industrial
     Development Board,
     Trade Center Hotel Project,
     Ser B, RB (A) (B) (C)
     3.400%, 09/08/99                  4,852         4,852
   Jackson County, Industrial
     Development Board,
     Esselte Project, Ser B,
     RB (A) (B) (C)
     3.050%, 09/01/99                  3,600         3,600

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Knox County, Health & Education
     Housing Facilities Authority,
     Child and Family Services
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                $ 1,000      $  1,000
   Knox County, Health & Educational
     Housing Facilities Authority,
     Mercy Health System Project,
      Ser A, RB, AMBAC
     Pre-Refunded @ 102 (D)
     7.600%, 09/01/99                  1,000         1,020
   Knox County, Health & Education
     Housing Facilities Authority,
     THA Solutions Group Project,
     RB (A) (B) (C)
     3.350%, 09/08/99                 10,000        10,000
   Knox County, Industrial
     Development Authority,
     Center Square 11 Limited
     Project, RB (A) (B)
     3.450%, 09/01/99                  5,000         5,000
   Knox County, Industrial
     Development Authority,
     Weisgarber Partners
     Project, RB (A) (B) (C)
     3.450%, 09/01/99                  1,800         1,800
   Memphis, Ser A, GO (A) (B) (C)
     3.350%, 09/08/99                  2,600         2,600
   Memphis-Shelby County,
     Industrial Development Board,
     United Medical Group
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  6,000         6,000
   Nashville & Davidson County,
     Health & Education Facilities
     Authority, Adventist/
     Sunbelt Project, Ser A,
     RB (A) (B) (C)
     3.300%, 09/08/99                  3,395         3,395
   Nashville & Davidson County,
     Health & Education Facilities
     Authority, Belmont University
     Project, RB (A) (B) (C)
     3.300%, 09/08/99                  3,200         3,200
   Nashville & Davidson County,
     Metropolitan Government
     Industrial Development Board,
     Nashville Office Building Project,
     RB (A) (B) (C)
     3.450%, 09/01/99                  4,300         4,300

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INSTITUTIONAL TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Nashville, Metropolitan
     Government Authority,
     Toys "R" Us Project, Ser 84,
     RB (A) (B) (C)
     3.450%, 09/08/99                $ 1,030      $  1,030
   Shelby County, Health Education
     and Housing Facilities Authority,
     Saint Peter Villa Project,
     RB (A) (B) (C)
     3.400%, 09/08/99                  3,035         3,035
                                                  --------
                                                    60,860
                                                  --------
TEXAS -- 3.0%
   Austin, Convention Center
     Authority, Ser B, RB
     Pre-Refunded @ 102 (D)
     8.250%, 11/15/99                  3,705         3,813
   Austin, Ser B, GO
     Pre-Refunded @ 100 (D)
     7.000%, 09/01/99                  2,000         2,000
   Brazo River, Hoffman-LaRoche
     Project, Ser 85, RB (A) (B) (C)
     3.425%, 09/08/99                  1,000         1,000
   Corpus Christi, Industrial
     Development Authority,
     Texas-Air Project, RB (A) (B) (C)
     3.750%, 02/01/00                  4,385         4,385
   Harris County, Health Facilities
     Development Authority,
     Texas Medical Center Project,
     RB, MBIA Pre-Refunded @ 102 (D)
     7.250%, 05/15/00                  1,000         1,044
   Harris County, Multi-Family
     Housing Authority, Glenhollow
     Project, RB (A) (B) (C)
     3.675%, 09/08/99                  1,600         1,600
   Harris County, Multi-Family
     Housing Authority, Greenhouse
     Project, RB (A) (B) (C)
     3.675%, 09/08/99                  1,985         1,985
   Nacogdocles, Health Finance
     Development Committee
     Authority, South Central Health
     Services Project, RB (A) (B) (C)
     3.400%, 09/01/99                  2,100         2,100
   Tarrant County, Housing Finance
     Corporation Authority, Amherst
     Association Project, RB (A) (B) (C)
     3.350%, 09/08/99                    535           535

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Texas State, GO
     Pre-Refunded @ 100 (D)
     8.300%, 12/01/99                $ 3,000      $  3,039
   Trinity River, Industrial
     Development Authority,
     Trinity River Project, RB (A) (B)
     3.425%, 09/08/99                  2,000         2,000
   Water Development Board,
     State Revolving Fund Project, RB
     5.500%, 07/15/00                  1,265         1,287
   Waxahachie, Industrial
     Development Authority,
     Dart Container Project,
     RB (A) (B) (C)
     3.400%, 09/08/99                  1,800         1,800
                                                  --------
                                                    26,588
                                                  --------
UTAH -- 0.8%
   Sandy City, Industrial Development
     Authority, Boyer 106 S Project,
     RB (A) (B) (C)
     3.310%, 09/08/99                  2,445         2,445
   Sandy City, Industrial Development
     Authority, Boyer Alta View
     Project, RB (A) (B) (C)
     3.310%, 09/08/99                  1,505         1,505
   University of Utah, Industrial
     Development Authority,
     University of Utah Project,
     RB (A) (B)(C)
     3.600%, 09/01/99                  1,200         1,200
   West Valley, Industrial
     Development Authority,
     Johnson Matthey Project,
     RB (A) (B) (C)
     3.050%, 09/01/99                  1,950         1,950
                                                  --------
                                                     7,100
                                                  --------
VERMONT -- 0.3%
   Educational & Health Financing
     Authority, Capital Asset
     Financing Program Project,
     Ser 2, RB (A) (B)
     3.300%, 09/08/99                    400           400
   Student Loan Authority,
     RB (A) (B) (C)
     3.400%, 09/01/99                  2,050         2,050
                                                  --------
                                                     2,450
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- 1.9%
   Harrisonburg, Multi-Family Housing
     Authority, Rolling Brook Village
     Apartment Project, RB (A) (B) (C)
     3.200%, 02/01/00                $ 7,000      $  7,000
   Norfolk, Industrial Development
     Authority, Toys "R" Us Project,
     Ser 1984, RB (A) (B) (C)
     3.325%, 09/08/99                  1,425         1,425
   Resource Authority, Henrico
     County Project, RB (A) (B) (C)
     3.350%, 09/08/99                  5,100         5,100
   Winchester, Industrial
     Development Hospital Authority,
     Winchester Medical Center
     Project, RB, AMBAC
     Pre-Refunded @ 102 (D)
     7.250%, 01/01/00                  3,450         3,565
                                                  --------
                                                    17,090
                                                  --------
WASHINGTON -- 0.9%
   Healthcare Facilities Authority,
     Sisters of Providence Project, RB
     Pre-Refunded @ 102 (D)
     7.875%, 10/01/99                  1,650         1,683
   HFC Non-Profit Housing Authority,
     YMCA Snohomish County Project,
     RB (A) (B) (C)
     3.450%, 09/01/99                  1,000         1,000
   Housing Finance Commission
     Authority, YMCA Greater Seatle
     Project, RB (A) (B) (C)
     3.000%, 09/01/99                  1,360         1,360
   Kent, Economic Development
     Authority, Northwest Aluminum
     Products Project, RB (A) (B) (C)
     3.550%, 09/01/99                  1,300         1,300
   Public Power Supply System
     Authority, Nuclear Project No. 2,
     Ser A, RB Pre-Refunded @ 102 (D)
     7.375%, 07/01/00                  2,500         2,627
                                                  --------
                                                     7,970
                                                  --------
WEST VIRGINIA -- 2.5%
   Charleston, Building Common
     Parking Facility Authority,
     Charleston Town Center Project,
     Ser A, RB (A) (B) (C)
     3.350%, 09/08/99                 12,525        12,525

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000
--------------------------------------------------------------------------------
   Parkersburg, Industrial
     Development Authority,
     B-H Associates Project,
     RB (A) (B) (C)
     3.675%, 09/08/99                 $3,500      $  3,500
   Putnam County, Industrial
     Development Authority,
     Bond for FMC Corporation
     Project, RB (A) (B) (C)
     3.300%, 09/01/99                  3,400         3,400
   State Hospital Finance Authority,
     St. Joseph's Hospital Project,
     RB (A) (B) (C)
     3.310%, 09/08/99                  2,300         2,300
                                                  --------
                                                    21,725
                                                  --------
WISCONSIN -- 2.9%
   Altoona, School District
     Authority, TRAN
     3.600%, 10/29/99                  1,000         1,000
   Augusta, Industrial Development
     Authority, Ball Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  2,650         2,650
   De Pere, Unified School District
     Authority, TRAN
     3.900%, 10/04/99                  1,500         1,500
   Genoa City, Joint School District
     Authority, BAN
     3.720%, 10/15/99                  5,000         5,001
   Monroe County, School District
     Authority, TRAN
     3.790%, 10/15/99                  3,000         3,000
   Northland Pines, School District
     Authority, TRAN
     4.000%, 09/08/00                  3,000         3,001
   Omro, School District
     Authority, TRAN
     3.570%, 09/30/99                  1,300         1,300
   Pulaski, Community School
     District Authority, TRAN (C)
     3.900%, 08/30/00                  2,000         2,000
   Village of Menomonee, Industrial
     Development Authority,
     Maysteel Corporation Project,
     RB (A) (B) (C)
     3.400%, 09/08/99                  3,000         3,000
   West de Pere, School District
     Authority, TRAN
     4.000%, 10/01/99                  2,900         2,901
                                                  --------
                                                    25,353
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INSTITUTIONAL TAX FREE FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
WYOMING -- 0.8%
   Cheyenne County, Revenue
     Refunding Authority,
     Holiday Inn Project,
     RB (A) (B) (C)
     3.550%, 10/01/99                $ 1,120      $  1,120
   Evanston, Industrial Development
     Authority, Safeway Incorporated
     Project, RB (A) (B) (C)
     3.350%, 12/01/99                  3,700         3,700
   Student Loan Corporation
     Authority, RB
     6.250%, 12/01/99                  2,500         2,517
                                                  --------
                                                     7,337
                                                  --------
MULTI-STATE -- 3.8%
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A) (B) (C)
     3.400%, 09/08/99                 31,475        31,475
   McDonald Tax-Exempt Mortgage
     Trust No. 1, RB (A) (B) (C)
     3.450%, 09/15/99                  2,075         2,075
   Northwest Mutual Life Authority,
     Tax-Exempt Mortgage Trust
     Project, RB (A) (B) (C)
     4.500%, 02/15/00                    421           421
                                                  --------
                                                    33,971
                                                  --------
Total Municipal Bonds
   (Cost $862,130)                                 862,130
                                                  --------
Total Investments -- 97.8%
   (Cost $862,130)                                 862,130
                                                  --------
Other Assets and Liabilities, Net -- 2.2%           19,156
                                                  --------

--------------------------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
    authorization -- no par value) based
   on 786,213,895 outstanding shares of
   beneficial interest                            $786,038
Fund Shares of Class B (unlimited
   authorization -- no par value) based
   on 57,308,880 outstanding shares of
   beneficial interest                              57,309
Fund Shares of Class C (unlimited
   authorization -- no par value) based
   on 38,028,691 outstanding shares of
   beneficial interest                              38,028
Distribution in excess of net
   investment income                                   (42)
Accumulated net realized loss
   on investments                                      (47)
                                                  --------
 Total Net Assets -- 100.0%                       $881,286
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



PENNSYLVANIA TAX FREE FUND
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.8%
PENNSYLVANIA -- 99.1%
   Berks County, Industrial
     Development Authority,
     Rilsan Industrial Project,
     RB (A) (B) (C)
     3.325%, 09/08/99                 $1,300       $ 1,300
   Bucks County, Industrial
     Development Authority,
     CPC International Incorporated
     Project, Ser 85, RB (A) (B)
     3.600%, 09/01/99                  1,500         1,500
   Bucks County, Industrial
     Development Authority,
     Edgecomb Metals Project,
     RB (A) (B) (C)
     3.300%, 09/08/99                  1,400         1,400
   Butler County, Industrial
     Development Authority,
     Pennzoil Project, RB (A) (B) (C)
     3.500%, 09/08/99                    600           600
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Parkay Center
     West Project, Ser A,
     RB (A) (B) (C)
     3.300%, 09/08/99                  1,170         1,170
   Clarion County, Industrial
     Development Authority,
     Meritcare Project, Ser A,
     RB (A) (B) (C)
     3.300%, 09/08/99                    700           700
   Delaware County, Health System
     Authority, Catholic Health East
     Project, Ser A, RB
     4.500%, 11/15/99                    355           356
   Delaware County, Industrial
     Development Authority,
     Henderson/Radnor Joint
     Venture Project, RB (A) (B) (C)
     3.550%, 09/08/99                    985           985
   Delaware Valley, Regional
     Government Finance, Ser A,
     RB (A) (B) (C)
     3.250%, 09/08/99                  1,500         1,500
   Emmaus, General Authority, RB,
     FSA (A) (B)
     3.250%, 09/08/99                    200           200
   Hermitage, Sewer Municipal
     Authority, RB, MBIA
     3.350%, 02/01/00                    500           500
   Lancaster, Hospital Authority,
     Luthercare Project, RB (A) (B) (C)
     3.340%, 09/08/99                  1,500         1,500

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Lebanon County, Health Facility
     Center Authority, United Church
     Christ Homes Project,
     RB (A) (B) (C)
     3.400%, 09/08/99                 $  700       $   700
   Lebanon County, Industrial
     Development Authority,
     Aluminum Company of America
     Project,  Ser 92, RB (A) (B)
     3.450%, 09/08/99                  1,000         1,000
   Lehigh County, General Purpose
     Authority, Wiley House Project,
     RB Pre-Refunded @ 102 (D)
     8.650%, 11/01/99                  1,475         1,515
   Lehigh County, Industrial
     Development Authority, Pollution
     Control, Allegheny Electric
     Corporation Project, RB (A) (B) (C)
     3.400%, 09/01/99                    100           100
   Lehigh County, Water & Sewer
     Authority, Ser B, RB, FGIC (A) (B)
     3.300%, 09/08/99                    265           265
   Lehigh County, Water Authority,
     RB, FGIC (A) (B)
     3.200%, 09/08/99                    585           585
   Luzerne County, Convention
     Center Authority, Hotel Room
     Rent Tax Project, Ser A,
     RB (A) (B) (C)
     3.250%, 09/08/99                  1,500         1,500
   Mercersburg Boro, Educational
     Facility Authority, Mercersburg
     College Project, RB (A) (B) (C)
     3.250%, 09/08/99                  1,000         1,000
   Monroe County, GO, FGIC
     3.600%, 10/01/99                    850           850
   Monroe County, Hospital Authority,
     Pocono Medical Center Project,
     Ser C, RB (A) (B) (C)
     3.300%, 09/08/99                  1,000         1,000
   Montgomery County, Higher
     Education & Health Authority,
     Golden Farms Project, Ser A, RB
     Pre-Refunded  @ 102 (D)
     9.500%, 01/01/00                  1,275         1,325
   Montgomery County, Higher
     Education & Health Authority,
     Higher Education and Loan
     Project, Ser A, RB (A) (B) (C)
     3.400%, 09/08/99                  1,200         1,200
   Montgomery County, Higher
     Education & Health Authority,
     United Hospital Project, Ser A, RB
     Pre-Refunded  @  100 (D)
     7.500%, 11/01/99                  1,055         1,062

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



PENNSYLVANIA TAX FREE FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Industrial
     Development Authority, Merck
     Industrial Development Project,
     RB (A) (B)
     3.800%, 09/08/99                 $1,000       $ 1,000
   Pennsylvania State, Ser A, COP,
     AMBAC
     4.625%, 07/01/00                  1,265         1,277
   Pennsylvania State, Turnpike
     Commission, Ser E, RB, FGIC
     Pre-Refunded @ 102 (D)
     7.550%, 12/01/99                    500           515
   Philadelphia, Housing Authority,
     Inglis Housing Project,
     RB (A) (B) (C)
     3.000%, 11/01/99                  1,000         1,000
   Philadelphia, Industrial
     Development Authority,
     City Line Holiday Inn Project,
     Ser 96, RB (A) (B)
     3.350%, 09/08/99                  1,500         1,500
   Philadelphia, Redevelopment
     Authority, Rivers Edge Project,
     RB (A) (B) (C)
     3.600%, 09/08/99                  1,400         1,400
   Pittsburgh, GO, AMBAC
     4.500%, 09/01/99                  1,000         1,000
   Washington County, Municipal
     Lease Authority, RB, AMBAC
     Pre-Refunded @ 103.00 (D)
     7.300%, 06/15/00                    820           867
   West Norriton Township, TAN
     3.400%, 12/31/99                    650           650
   Westmoreland County, Industrial
     Development Authority, Kinder
     Care Project, Ser D, RB (A) (B) (C)
     3.400%, 09/08/99                    755           755
                                                   -------
                                                    33,777
                                                   -------
VIRGIN ISLANDS -- 0.7%
   Virgin Islands, Public Financial
     Authority, Highway
     Transportation Trust, RB
     Pre-Refunded @ 102 (D)
     7.700%, 10/01/99                    250           256
                                                   -------
Total Municipal Bonds
   (Cost $34,033)                                   34,033
                                                   -------
Total Investments -- 99.8%
   (Cost $34,033)                                   34,033
                                                   -------
Other Assets and Liabilities, Net -- 0.2%               65
                                                   -------

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 34,123,999 outstanding shares
   of beneficial interest                          $34,124
Distribution in excess of net
   investment income                                    (6)
Accumulated net realized loss
   on investments                                      (20)
                                                   -------
 Total Net Assets -- 100.0%                        $34,098
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                   =======

AMBAC     AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP       CERTIFICATE OF PARTICIPATION
FGIC      FINANCIAL GUARANTY INSURANCE COMPANY
FSA       FINANCIAL SECURITY ASSISTANCE
GO        GENERAL OBLIGATION
MBIA      MUNICIPAL BOND INSURANCE ASSOCIATION
RB        REVENUE BOND
SER       SERIES
TAN       TAX ANTICIPATION NOTES
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1999.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR PUT DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.


INTERMEDIATE-TERM
MUNICIPAL FUND

MUNICIPAL BONDS -- 99.7%
ALABAMA -- 1.4%
   Agricultural and Mechanical
     University Project, RB, MBIA
     Callable 05/01/08 @ 102
     5.000%, 11/01/08                 $1,140      $  1,141
   Baldwin County, Eastern Shore
     Healthcare Authority,
     RB, AMBAC
     5.000%, 04/01/06                  1,025         1,031


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Docks Department, Docks
     Facility, RB, MBIA
     6.000%, 10/01/08                 $1,000      $  1,074
   Special Care Facilities, Financing
     Authority, Charity Obligation
     Group Project, Ser A, RB
     5.000%, 11/01/06                  2,700         2,697
   State Private Colleges and Tuskegee
     University Project, Ser A, RB
     Callable 09/01/06 @ 102 (E)
     5.700%, 09/01/10                    825           855
     5.700%, 09/01/11                    870           890
   Water Pollution Control Authority,
     Revolving Flood Line, Ser A, RB,
     AMBAC Callable 02/15/08 @ 100
     4.750%, 08/15/08                  1,105         1,086
                                                  --------
                                                     8,774
                                                  --------
ALASKA -- 1.2%
   Anchorage Electric Utility,
     RB, MBIA
     8.000%, 12/01/06                  1,775         2,101
     8.000%, 12/01/07                  1,310         1,569
   Energy Authority, Bradley Lake
     Project, Ser 3, RB, FSA
     6.000%, 07/01/12                  3,980         4,219
                                                  --------
                                                     7,889
                                                  --------
ARIZONA -- 1.7%
   Maricopa County, Community
     College District, GO
     5.000%, 07/01/07                  5,500         5,569
   Maricopa County, High School
     District No. 210, GO
     5.000%, 07/01/08                  3,745         3,768
   Tempe, GO
     8.000%, 07/01/01                    735           784
   Yuma County, Jail Revenue,
     RB, AMBAC
     6.000%, 07/01/03                  1,025         1,083
                                                  --------
                                                    11,204
                                                  --------
ARKANSAS -- 0.3%
   Baxter County, Hospital Revenue
     Authority, Refunding and
     Improvement, Ser A, RB
     Callable 09/01/09 @ 100
     5.375%, 09/01/14                  2,000         1,880
                                                  --------
CALIFORNIA -- 11.5%
   Abag, Finance Authority for
     Non-Profit Corporations,
     Episcopal Homes Foundation
     Project, COP
     5.000%, 07/01/07                  1,000           987

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Anaheim, Public Finance
     Authority, Public Improvements
     Project, Ser C, RB, FSA
     6.000%, 09/01/13                 $2,325      $  2,508
   California State, GO
     5.500%, 10/01/05                  2,000         2,112
     7.000%, 08/01/06                  1,525         1,742
     5.500%, 10/01/06                  2,000         2,117
     6.600%, 02/01/09                  1,000         1,127
     5.250%, 10/01/09                  2,000         2,065
   California State, GO
     Callable 06/01/06 @ 101
     5.250%, 06/01/12                  2,645         2,658
   California Statewide, Communities
     Development Authority, John
     Muir/Mount Diablo Health
     Project, COP, AMBAC (A) (B)
     2.850%, 09/01/99                  3,100         3,100
   California Statewide, Communities
     Development Authority,
     St. Joseph Health System, COP
     5.000%, 07/01/05                  2,765         2,779
   Community Development
     Authority, St. Josephs
     Health System Obligation
     Group, COP
     Callable 07/01/08 @ 101
     5.250%, 07/01/09                  5,170         5,144
   Community Development
     Revenue Authority, Citrus Valley
     Health Partners Project,
     COP (A) (B) (E)
     2.850%, 09/01/99                  2,000         2,000
   Compton, Civic Center & Capital
     Improvement, Ser A, COP
     5.000%, 09/01/00                  1,000         1,009
   Elk Grove, Unified School District
     Special Tax, Community
     Facilities District No. 1, GO,
     AMBAC
     6.500%, 12/01/07                  1,000         1,124
   Health Facilities Finance
     Authority, E24 Sisters of
     Providence, RB
     5.500%, 10/01/05                  1,100         1,133
   Health Facilities Finance Authority,
     Kaiser Permanente Project,
     Ser A, RB, FSA
     5.000%, 06/01/06                  5,325         5,458

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Health Facilities Finance Authority,
     Summit Medical Center,
     Ser A, RB, FSA
     5.250%, 05/01/04                 $1,500      $  1,556
   Housing Finance Agency, Ser A,
     RB, MBIA
     Callable 08/01/06 @ 102
     5.300%, 08/01/14                    255           251
   Housing Finance Agency,
     Single-Family Mortgage,
     Ser C-4-Cl I, RB, FHA
     Callable 08/01/07 @ 101.5
     5.050%, 02/01/17                  2,275         2,261
   Intercommunity Hospital
     Financing Authority, COP (E)
     5.000%, 11/01/04                  2,000         2,022
   Los Angeles, Community
     Redevelopment Agency,
     Central Business
     District Project, TA
     5.000%, 11/15/00                    500           505
   Los Angeles, Department of
     Water & Power Electric Plant, RB
     9.000%, 10/15/02                  2,000         2,277
   Los Angeles, Regional Airport,
     Ser B, RB (A) (B)
     3.100%, 09/01/99                  1,000         1,000
   Los Angeles, Unified School
     District, Multiple Property
     Project, Ser A, COP, FSA
     5.100%, 10/01/06                  1,050         1,087
   Los Angeles, Unified School
     District, Ser A, GO, FGIC
     6.000%, 07/01/12                  1,880         2,033
   Los Angeles County, Capital
     Asset Leasing Corporation,
     RB, AMBAC
     6.000%, 12/01/06                  1,000         1,090
   Mojave Water Agency, GO,
     FGIC Callable 09/01/06 @ 102
     5.600%, 09/01/12                  1,000         1,030
   Multi-Family Community
     Development Authority,
     Equity Residential Project,
     Ser C, RB (A) (B)
     5.200%, 12/15/99                  2,750         2,698
   Oakland Health Facilities
     Authority, Children's Hospital
     Project, Ser A, RB
     Callable 03/06/01 @ 102 (E)
     5.000%, 07/01/01                  1,175         1,196

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Orange County, Ser A, COP,
     MBIA Callable 07/01/06 @ 102
     5.800%, 07/01/16                 $1,000      $  1,027
   Orange County, Water District
     Authority, Ser B,
     COP (A) (B) (E)
     2.850%, 09/01/99                    300           300
   Orville, Orville Hospital, Ser A,
     RB Callable 12/01/05 @ 102 (E)
     5.500%, 12/01/06                  1,000         1,044
   Public Works Board Authority,
     Regents University Project,
     Ser A, RB
     5.250%, 12/01/07                  1,000         1,042
   Public Works, California State
     University Project, Ser A, RB
     5.500%, 10/01/07                  2,000         2,105
   St. Tammany Parish of Los Angeles,
     California Hospital Service
     District No. 1, RB, ACA Insured
     5.000%, 07/01/08                  1,495         1,463
   Stanislaus, Waste to Energy
     Finance Authority, Ogden
     Martin Systems Project, RB
     Callable 01/01/00 @ 102
     7.625%, 01/01/10                  3,805         3,914
   State Educational Facilities,
     University of Southern
     California, Ser A, RB
     5.600%, 10/01/05                  1,140         1,211
   Statewide Communities
     Development Authority,
     San Gabriel Valley,
     Ser A, COP
     6.000%, 09/01/06                  1,000         1,072
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
     5.000%, 09/01/08                  2,980         3,040
   University of California,
     Board of Regents, Ser B, RB
     6.500%, 09/01/02                  1,995         2,117
                                                  --------
                                                    74,404
                                                  --------
COLORADO -- 4.5%
   Denver, City and County Airport
     Revenue Refunded, Ser A,
     RB Pre-Refunded @ 102 (C)
     7.250%, 11/15/02                  3,590         3,971
   Health Facilities Authority,
     Catholic Health Initiatives
     Project, Ser A, RB
     5.500%, 12/01/06                  1,000         1,017
     5.500%, 12/01/07                  1,000         1,014


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Health Facilities Authority, Rocky
     Mountain Adventist, RB
     6.250%, 02/01/04                 $1,400      $  1,374
   Highland Ranch,
     Metropolitan District
     No. 3, Ser A, GO (E)
     5.000%, 12/01/06                    630           630
   Highland Ranch, Metropolitan
     District No. 3, Ser B, GO (E)
     5.000%, 12/01/06                  1,345         1,345
   Housing Finance Authority,
     Ser A-3, RB
     Callable 05/01/08 @ 105
     6.500%, 05/01/16                  1,000         1,061
   Housing Finance Authority,
     Single-Family Housing Project,
     Ser A-3, RB
     Callable 05/01/07 @ 105
     7.000%, 11/01/16                  1,750         1,897
   Housing Finance Authority,
     Single-Family Housing Project,
     Ser A-3, RB
     Callable 05/01/08 @ 102
     4.600%, 11/01/16                  1,350         1,345
   Housing Finance Authority,
     Single-Family Housing
     Project, Ser D-3, RB
     Callable 11/01/08 @ 105
     6.125%, 11/01/23                  1,000         1,042
   Housing Finance Authority,
     Single-Family Housing Project,
     Ser B-3, RB
     Callable 05/01/08 @ 105
     6.550%, 05/01/25                  2,000         2,125
   Housing Finance Authority,
     Single-Family Housing Project,
     Ser A, RB Callable 05/01/08 @ 105
     6.500%, 11/01/29                  1,000         1,054
   Housing Finance Authority,
     Single-Family Housing Project,
     Ser C-3, RB
     Callable 11/01/07 @ 102
     4.800%, 11/01/16                  1,400         1,395
   Housing Finance Authority,
     Single-Family Housing Project,
     Ser C-3, RB
     Callable 11/01/07 @ 105
     6.750%, 05/01/17                  1,000         1,079
   Jefferson County, School District
     Authority No. R-001, GO, MBIA
     6.500%, 12/15/07                  4,750         5,261
   Larimar County, School District
     Authority No. R 1, GO
     5.500%, 12/15/06                  1,285         1,344

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Obligation Board Authority,
     Student Loan Project, Ser L, RB
     6.100%, 09/01/02                 $1,760      $  1,800
                                                  --------
                                                    28,754
                                                  --------
CONNECTICUT -- 0.3%
   Housing Finance Authority,
     Housing Finance
     Program, Ser B, RB
     Callable 11/15/02 @ 102
     6.150%, 11/15/04                  1,000         1,060
   Mashantucket, Western Pequot
     Tribe Project, Ser A, RB (D)
     6.250%, 09/01/03                    490           524
   State Development Authority,
     Pollution Control, Frito-Lay/
     Pepsi Project, RB
     Callable 08/23/99 @ 100
     6.375%, 07/01/04                    560           567
                                                  --------
                                                     2,151
                                                  --------
DISTRICT OF COLUMBIA -- 1.5%
   Convention Center Authority,
     Senior Lien Project, RB, AMBAC
     Callable 10/01/08 @ 101
     5.250%, 10/01/12                  3,000         2,959
   District of Columbia,
     Ser B, GO, MBIA
     6.000%, 06/01/11                  4,750         5,011
   Hospital Revenue, Washington
     Hospital Center, RB, MBIA
     Pre-Refunded @ 102 (C)
     7.000%, 08/15/02                  1,500         1,607
                                                  --------
                                                     9,577
                                                  --------
FLORIDA -- 2.0%
   Board of Education,
     Capital Outlay, Ser A, GO
     Callable 06/01/00 @ 102
     7.250%, 06/01/23                  1,000         1,046
   Collier County, Health Facility
     Authority, RB (A) (B) (E)
     3.100%, 09/01/99                  1,000         1,000
   Dade County, Ser CC
     GO, AMBAC
     6.900%, 10/01/04                  1,125         1,246
     6.900%, 10/01/05                  1,025         1,144
     7.125%, 10/01/08                  1,470         1,714
   Dade County, Ser DD
     GO, AMBAC
     7.600%, 10/01/05                  1,070         1,235

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Hillsborough County, Utility
     Authority, RB, MBIA
     Callable 08/23/99 @ 100 (D)
     9.750%, 12/01/03                 $1,425      $  1,630
   Housing Finance Authority,
     Capital Appreciation,
     Single-Family Mortgage,
     Zero Coupon, RB
     0.000%, 07/15/16                    525            73
   Palm Beach County,
     Solid Waste Authority,
     Ser A, RB, AMBAC
     6.000%, 10/01/08                  3,300         3,556
                                                  --------
                                                    12,644
                                                  --------
GEORGIA -- 2.8%
   College Park, Business &
     Industrial Development
     Authority, Civic Center Project,
     Ser A, RB, FSA
     5.200%, 09/01/04                  1,105         1,137
     5.800%, 09/01/05                  1,165         1,231
   Georgia State, Ser B, GO
     6.250%, 04/01/06                  7,700         8,364
   Georgia State, Ser E, GO
     5.000%, 02/01/06                  3,835         3,902
   Gwinett County, School District
     Authority, GO
     Callable 02/01/01 @102
     9.500%, 02/01/02                  1,000         1,089
   Savannah, Hospital Authority,
     Saint Josephs/Candler
     Health Systems Project,
     Ser B, RB, FSA
     Callable 01/01/09 @ 101
     5.250%, 07/01/09                  2,625         2,655
                                                  --------
                                                    18,378
                                                  --------
HAWAII -- 1.5%
   Hawaii State, GO, FSA
     6.000%, 11/01/08                  7,000         7,516
   Housing Finance & Development
     Authority, Single-Family
     Housing Project, Ser B, RB, FNMA
     Callable 07/01/01 @ 102 (F)
     6.900%, 07/01/16                  2,070         2,161
                                                  --------
                                                     9,677
                                                  --------
ILLINOIS -- 4.8%
   Chicago, Metropolitan Water
     Reclamation District, Greater
     Chicago Capital
     Improvements, RB
     7.000%, 12/01/07                  3,150         3,591

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Chicago, Water Reclamation
     District of Greater Chicago,
     Capital Improvement Bonds, RB
     6.900%, 01/01/07                 $3,500      $  3,911
   Cook County, GO, MBIA
     7.250%, 11/01/07                  2,000         2,302
   Development Finance Authority,
     Community Rehabilitation
     Providers, Ser A, RB
     5.600%, 07/01/05                  2,235         2,260
   Educational Facility Authority,
     Northwestern University
     Project, RB (A) (B)
     5.150%, 11/01/99                  2,000         1,960
   Health Facilities Authority, RB,
     MBIA Callable 08/23/99 @ 100
     7.900%, 08/15/03                    400           401
   Health Facilities Authority,
     Edgewater Medical Center
     Project, Ser A, RB (E)
     4.700%, 07/01/31                  3,950         3,950
   Health Facilities Authority,
     Galesburg Cottage Hospital
     Project, RB
     Callable 05/01/02 @ 102
     6.250%, 05/01/11                  2,590         2,677
   Hospital Facilities Authority,
     Metropolitan Pier & State
     Exposition Authority, McCormick
     Plaza Convention, RB
     Pre-Refunded @ 102 (D)
     6.250%, 07/01/06                    450           463
   Housing Development Authority,
     Ser A, RB Callable 02/01/06 @ 102
     5.650%, 02/01/16                    295           292
   Illinois State, GO
     Callable 08/17/99 @ 102
     6.375%, 08/01/00                  1,000         1,023
   Illinois State, Health Facilities
     Authority, Centegra Health
     Systems Project, GO
     5.500%, 09/01/06                  2,375         2,381
   Kane & DeKalb County,
     Unified School District Authority
     No. 301, GO, AMBAC
     6.300%, 12/01/04                  2,640         2,848
   McClean County, Public Building
     Commission, Lease Receipts,
     Law & Justice Center, GO
     7.300%, 11/01/02                  1,280         1,390


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Toll Highway Authority,
     Toll Highway Priority, Ser A, RB
     6.300%, 01/01/11                 $1,500      $  1,627
                                                  --------
                                                    31,076
                                                  --------
INDIANA -- 0.2%
   Purdue University, Student Fee
     Project, Ser P, RB
     5.000%, 07/01/05                  1,370         1,399
                                                  --------
IOWA -- 0.5%
   Ceder Rapids, GO
     5.000%, 06/01/05                  2,090         2,132
   Eddyville Pollution Control,
     Cargill Incorporated Project, RB
     5.400%, 10/01/06                  1,000         1,026
                                                  --------
                                                     3,158
                                                  --------
KANSAS -- 0.3%
   Johnson County, Unified
     School District No. 232, GO, FSA
     5.000%, 03/01/05                  1,000         1,016
   Shawnee County, Ser A, GO
     5.250%, 09/01/09                  1,000         1,016
                                                  --------
                                                     2,032
                                                  --------
KENTUCKY -- 0.9%
   Infrastructure Authority,
     Revolving Funding, Ser L, RB
     5.500%, 06/01/07                  1,000         1,036
   Property and Buildings
     Commission, Project No. 55, RB
     6.000%, 09/01/08                  2,500         2,669
   Property and Buildings
     Commission, Project No. 55,
     RB, MBIA
     6.250%, 09/01/07                  2,100         2,289
   State Turnpike Authority,
     Toll Road Project, Ser A, RB
     Callable 08/23/99 @ 100
     8.500%, 07/01/04                     45            45
                                                  --------
                                                     6,039
                                                  --------
LOUISIANA -- 0.9%
   Housing Finance Authority,
     Single-Family Housing Project,
     RB, GNMA/FNMA
     Callable 12/01/07 @ 104 (F)
     6.650%, 06/01/15                  1,000         1,069

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Housing Finance Authority,
     Single-Family Housing
     Project, RB, MBIA
     Callable 06/01/06 @ 102
     5.125%, 12/01/10                $   845      $    841
   Jefferson Parish, Drain Sales Tax,
     RB, AMBAC
     5.000%, 11/01/09                  1,300         1,293
   Office Facility Lease Revenue,
     Ser A, RB, MBIA
     Callable 03/01/02 @ 100
     5.000%, 03/01/09                  1,510         1,504
   Office Facility Lease Revenue,
     Ser B, RB, MBIA
     Callable 03/01/02 @ 100
     5.000%, 03/01/10                  1,330         1,315
                                                  --------
                                                     6,022
                                                  --------
MAINE -- 0.9%
   Finance Authority, Electric Rate
     Stabilization Project, Ser A, RB, FSA
     5.000%, 07/01/05                  1,220         1,238
     5.000%, 07/01/07                  1,975         1,990
   Maine, Health & Higher
     Educational Facility Authority,
     GO, MBIA
     5.250%, 07/01/07                  2,270         2,315
                                                  --------
                                                     5,543
                                                  --------
MARYLAND -- 0.6%
   Health and Higher Education
     Facility Authority, RB (A) (B)
     4.600%, 11/01/99                  1,970         1,963
   Health and Higher Education
     Facility Authority, Johns Hopkins
     University Project, RB
     5.500%, 07/01/02                  1,815         1,876
                                                  --------
                                                     3,839
                                                  --------
MASSACHUSETTS -- 5.8%
   Health and Higher Education
     Facilities Authority, Capital
     Asset Program, Ser C, RB,
     MBIA (A) (B)
     2.900%, 09/01/99                  1,720         1,720

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Health and Higher Education
     Facilities Authority, Captial
     Asset Program, Ser B, RB,
     MBIA (A) (B)
     2.900%, 09/01/99               $    800      $    800
   Housing Finance Agency,
     Residential Development,
     RB, FNMA
     Callable 05/15/02 @ 102 (F)
     6.875%, 11/15/11                  1,935         2,063
   Industrial Financing Agency,
     RB (B) (E)
     5.000%, 05/01/26                  1,350         1,357
   Lowell, GO, FSA
     Callable 02/15/01 @ 103
     8.300%, 02/15/05                  1,855         1,999
   Massachusetts, Bay Transportation
     Authority, General
     Transportation System, Ser A, RB
     5.300%, 03/01/05                  1,000         1,033
   Massachusetts, Bay Transportation
     Authority, General Transportation
     System, Ser A, RB (E)
     7.000%, 03/01/07                  3,000         3,401
   Massachusetts, Bay Transportation
     Authority, General Transportation
     System, Ser A, RB
     5.500%, 03/01/09                  1,230         1,279
   Massachusetts State, Ser A, GO
     Callable 02/01/03 @ 102
     5.250%, 02/01/08                  3,550         3,603
   Massachusetts State, Ser A, GO
     6.000%, 11/01/11                  2,500         2,691
   Massachusetts State,
     Ser A, GAN
     5.000%, 12/15/05                  1,270         1,292
   Massachusetts State, Consolidated
     Loans, Ser A, RB
     5.500%, 11/01/08                  3,550         3,701
   Massachusetts State, Consolidated
     Loans, Ser B, GO, MBIA
     4.750%, 04/01/18                  2,500         2,203
   Massachusetts State, Construction
     Loans, Ser A, RB
     Pre-Refunded @ 102 (C)
     7.625%, 06/01/01                  2,000         2,158
   Springfield, GO, AMBAC
     6.375%, 08/01/04                  1,000         1,080
   State Health and Education
     Facilities Authority, Faulkner
     Hospital, Ser C, RB
     5.500%, 07/01/01                  1,325         1,356

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   State, Health and Education
     Facilities Authority, Lowell
     General Hospital, Ser B, RB,
     FSA Callable 06/01/07 @ 102
     5.250%, 06/01/11                 $1,585      $  1,581
   State, Water Resource Authority,
     Ser B, RB Callable 03/01/03 @ 102
     5.250%, 03/01/13                  1,000           984
   Turnpike Authority, Metropolitan
     Highway System, Ser A, RB,
     AMBAC
     5.125%, 01/01/09                  3,000         3,023
                                                  --------
                                                    37,324
                                                  --------
MICHIGAN -- 2.6%
   Battle Creek, Downtown
     Development Authority, RB
     7.300%, 05/01/10                  1,195         1,352
   Detroit, City School District,
     Ser B, GO, FGIC
     5.000%, 05/01/05                  2,500         2,538
     5.000%, 05/01/06                  2,500         2,528
   Greater Detroit Resource Recovery
     Authority, Ser A, RB, AMBAC
     5.500%, 12/13/03                  1,525         1,578
   Hospital Finance Authority,
     Hosptial Charity Project,
     Ser D, RB (A) (B)
     4.800%, 11/01/99                  4,090         4,095
   Housing Development Authority,
     Ser A, RB
     Callable 06/01/02 @ 102 (E)
     6.800%, 12/01/12                  1,000         1,039
   Jackson County, Hospital Finance
     Authority, Foote Memorial
     Hospital, Ser A, RB, AMBAC
     5.000%, 06/01/06                  1,970         1,985
   Kent, Hospital Finance Authority,
     Spectrum Health Project, Ser A, RB
     5.250%, 01/15/07                  1,975         1,982
                                                  --------
                                                    17,097
                                                  --------
MINNESOTA -- 1.7%
   Dakota County, Capital
     Improvements, Ser C, GO
     4.650%, 02/01/08                  3,275         3,222
   Minneapolis, Special School
     District No. 1, Special School
     Project, GO (E)
     5.000%, 02/01/06                  2,075         2,111


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Minnesota, Rural Water Finance
     Authority, Public Project
     Construction Notes, RB
     Callable 08/02/99 @ 100 (E)
     4.250%, 09/01/00                 $5,600      $  5,635
                                                  --------
                                                    10,968
                                                  --------
MISSISSIPPI -- 0.6%
   Hospital Equipment and Facility
     Authority, Rush Medical
     Foundation Project, RB (E)
     5.400%, 01/01/07                  1,490         1,503
   Mississippi, Home Corporation,
     Single-Family Home Project,
     Ser D, RB, GNMA (A) (B) (F)
     6.650%, 09/01/99                  1,450         1,559
   Single-Family Housing Authority,
     Ser A, RB, GNMA/FNMA
     Callable 06/01/08 @ 102 (F)
     5.125%, 12/01/17                    865           829
                                                  --------
                                                     3,891
                                                  --------
MISSOURI -- 0.2%
   Health and Educational Facilities
     Authority, Sisters of Mercy
     Health System Ser 95B,
     RB (A) (B) (E)
     3.250%, 09/08/99                  1,200         1,200
                                                  --------
NEW HAMPSHIRE -- 1.0%
   Higher Education and Health
     Facilities Authority, 1st
     Mortgage River Woods Exeter
     Project, RB Pre-Refunded @ 103 (C)
     9.000%, 03/01/03                  5,550         6,507
                                                  --------
NEW JERSEY -- 1.1%
   Camden County, Improvements
     Authority, Cooper Health
     Care Redevelopment Project, RB
     5.500%, 02/15/02                  1,000           831
   Economic Development Authority,
     The Evergreens Project, RB
     Pre-Refunded @ 102 (C)
     9.250%, 10/01/02                  1,000         1,149
   Housing and Mortgage Finance
     Home Buyer, Ser C, RB, MBIA
     Callable 10/01/99 @ 102
     7.375%, 10/01/17                  1,000         1,021
   Transportation Funding Authority,
     Transportation Systems,
     Ser A, RB
     5.500%, 06/15/09                  3,725         3,865
                                                  --------
                                                     6,866
                                                  --------

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
NEW MEXICO -- 0.5%
   Farmington Hospital, San Juan
     Regional Medical Center,
     Ser A, RB, AMBAC
     5.000%, 06/01/05                 $1,110      $  1,124
   Hospital Equipment Loan
     Council, Memorial Medical
     Center Project, RB
     4.850%, 06/01/08                  1,265         1,200
   Mortgage Finance Authority,
     Single-Family Mortgage,
     Ser A-1, RB
     Callable 07/01/02 @ 102 (E)
     6.850%, 07/01/10                    410           424
   Santa Fe, Saint Vincent's Hospital
     Project, RB, FGIC
     Pre-Refunded @ 100 (C)
     7.500%, 07/01/02                    570           603
                                                  --------
                                                     3,351
                                                  --------
NEW YORK -- 19.1%
   Dormitory Authority, Beth Israel
     Medical Center, Ser A, RB, MBIA
     5.000%, 11/01/07                  1,065         1,074
   Dormitory Authority, Bronx &
     Lebanon Hospital Center Project,
     Ser E, RB
     5.125%, 02/15/06                  3,650         3,641
   Dormitory Authority, Department
     of Health, RB
     5.500%, 07/01/03                  1,000         1,031
   Dormitory Authority, Hospital
     and Nursing Home Project,
     Ser A, RB, AMBAC
     5.000%, 08/15/06                  1,315         1,333
   Dormitory Authority, Mental
     Health Services Project, Ser B, RB
     5.000%, 02/15/06                  1,000         1,006
   Dormitory Authority, Mental
     Health Services Project, Ser C, RB
     5.375%, 08/15/08                  1,150         1,173
   Dormitory Authority, Mental
     Hospital, Ser E, RB, AMBAC
     6.000%, 08/15/05                  2,000         2,138
   Dormitory Authority, North Shore
     University Hospital Authority
     Project, RB, MBIA
     Callable 02/15/08 @ 102
     5.000%, 11/01/08                  1,250         1,253
   Dormitory Authority, New York
     and Presbyterian Hospital
     Project, RB, AMBAC
     5.500%, 08/01/08                  1,510         1,567

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Dormitory Authority, New York
     and Presbyterian Hospital
     Project, RB, AMBAC
     Callable 02/01/08 @ 101
     4.400%, 08/01/13                 $2,070      $  1,933
   Dormitory Authority, Sound
     Shore Project, RB, MBIA/FHA
     4.350%, 02/01/08                  4,380         4,314
   Dormitory Authority, State
     University Educational Facilities
     Project, Ser B, RB, MBIA
     Pre-Refunded @ 102 (C) (E)
     6.250%, 05/15/04                  5,930         6,479
   Dormitory Authority, Staten
     Island University Hospital
     Project, RB, AMBAC
     5.250%, 07/01/07                  1,200         1,230
   Dormitory Authority, State
     University Educational
     Facility, Ser A, RB
     5.500%, 05/15/09                  4,400         4,505
   Energy & Pollution Control,
     Electric & Gas Company
     Project, RB (A) (B) (E)
     3.000%, 09/01/99                  1,800         1,800
   Long Island Power Authority,
     New York Electric Systems
     Revenue Project, Sub Ser 8-F, RB,
     MBIA, (A) (B)
     5.000%, 04/01/06                  2,500         2,522
   Long Island Power Authority,
     Electric Systems Project,
     Sub Ser 6, RB, MBIA (A) (B)
     3.100%, 09/01/99                    900           900
   Long Island Power Authority,
     Electric Systems Revenue
     Project, RB, MBIA
     5.000%, 04/01/08                  5,000         5,031
   Long Island Power Authority,
     New York Electric Systems
     Project, RB, MBIA
     5.000%, 04/01/07                  5,975         6,042
   Metropolitan Transportation
     Authority, Commuter
     Facilities Project, Ser A, RB
     5.000%, 07/01/06                  2,000         2,010
   Metropolitan Transportation
     Authority, Commuter
     Facilities Project, Ser O, RB
     5.750%, 07/01/06                  4,150         4,352
   Municipal Assistance Corporation,
     City of New York, Ser I, GO (E)
     6.250%, 07/01/06                  3,925         4,273

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Municipal Assistance Corporation,
     City of New York, Ser M, GO (E)
     5.250%, 07/01/05                 $5,000      $  5,156
   New York, GO, Ser A, FGIC
     5.250%, 08/01/08                  3,300         3,358
   New York, Ser B, GO, MBIA (E)
     5.600%, 08/15/06                  4,150         4,342
   New York, Ser I, GO, AMBAC
     Callable 03/15/06 @ 102
     5.750%, 03/15/07                  1,000         1,053
   New York, Sub Ser E6, GO,
     FGIC (A) (B)
     3.000%, 09/01/99                  2,000         2,000
   New York City, Municipal
     Assistance Corporation,
     Ser H, RB (E)
     6.250%, 07/01/07                  2,300         2,513
   New York City, Municipal
     Assistance Corporation,
     Ser O, RB (E)
     5.250%, 07/01/07                  5,000         5,138
   New York City, New York
     Municipal Assistance
     Corporation, Ser I, RB
     Callable 07/01/07 @ 102 (E)
     6.250%, 07/01/08                  2,000         2,190
   New York City, Sub Ser A-4,
     GO, RB (A) (B) (E)
     2.850%, 09/01/99                  1,550         1,550
   New York City, Metropolitan
     Transportation Authority,
     Ser C, RB, FSA
     4.750%, 07/01/16                  3,000         2,689
   New York & New Jersey Port
     Authority, Seventy-Second,
     RB Callable 10/01/02 @ 101 (E)
     7.350%, 10/01/27                  4,000         4,335
   New York State, Dormitory
     Authority, Staten Island
     University Hospital Project,
     RB, AMBAC
     5.250%, 07/01/06                  2,695         2,769
   New York State, Ser F, GO, AMBAC
     5.500%, 09/15/08                  9,250         9,666
   State Energy Research and
     Development Authority,
     Pollution Control Project,
     RB (A) (B) (E)
     3.000%, 09/01/99                  3,470         3,470
   State Medical Care Facility
     Finance Agency, Adult Day Care,
     Ser C, RB
     5.350%, 11/15/05                    790           808


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   State Medical Care Facility
     Finance Agency, Ser C, RB, FHA
     5.200%, 08/15/05                $   245      $    245
   State Medical Care Facility
     Finance Agency, St. Lukes Project,
     Ser A, RB, FHA
     Callable 08/15/03 @ 102
     5.600%, 08/15/13                  1,945         1,960
   State Urban Development
     Corporation, Center for
     Individual Innovation Project, RB
     6.250%, 01/01/09                  1,325         1,428
   State Urban Development
     Corporation, Correctional
     Facilities, Ser G, RB
     Pre-Refunded @ 102 (C)
     7.100%, 01/01/00                  2,500         2,576
   Urban Development Corporation,
     Correctional Facilities Project,
     Ser B, RB (E)
     5.000%, 01/01/06                  6,955         6,990
                                                  --------
                                                   123,843
                                                  --------
NORTH CAROLINA -- 0.6%
   Medical Care Community
     Hospital, Bond Pitt County
     Memorial Hospital, Ser A, RB
     5.000%, 12/01/06                  4,100         4,105
                                                  --------
NORTH DAKOTA -- 0.1%
   Grand Forks, Healthcare
     Facilities Revenue, United
     Hospital Obligation Group,
     Ser A, RB (A) (B)
     3.100%, 09/01/99                    700           700
                                                  --------
OHIO -- 4.0%
   Air Quality Development
     Authority, Pollution Control
     Cleveland Project, RB, FGIC
     Callable 06/01/02 @ 103
     8.000%, 12/01/13                  4,775         5,288
   Air Quality Development
     Authority, Pollution Control
     Ohio Edison Project, Ser B, RB,
     FGIC Callable 06/01/00 @ 102
     7.100%, 06/01/18                  1,000         1,038
   Building Authority, Adult
     Correctional Building Project,
     Ser A, RB
     5.500%, 04/01/07                  4,345         4,508

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Building Authority, Juvenile
     Corrections Project, Ser B, RB
     Callable 04/01/09 @ 101
     5.000%, 10/01/09                 $2,485      $  2,479
   Building Authority, State
     Administration Building
     Project, Ser A, RB
     5.125%, 10/01/07                  2,305         2,340
   Building Authority,
     Administration Building
     Fund, Ser A, RB
     5.500%, 10/01/07                  1,700         1,768
   Columbus, Ser B, GO
     5.250%, 05/15/07                  3,000         3,086
   Dayton, Special Facilities,
     Air Freight Project, RB
     6.050%, 10/01/09                  1,000         1,038
   Erie County, Hospital
     Improvements Authority,
     Firelands Community
     Hospital Project, RB
     Callable 01/01/02 @ 102
     6.750%, 01/01/15                  1,110         1,152
   Lucas County, GO
     5.300%, 12/01/05                  2,100         2,163
   Strongsville, City School District,
     GO, MBIA
     5.300%, 12/01/10                  1,050         1,066
                                                  --------
                                                    25,926
                                                  --------
OKLAHOMA -- 1.4%
   Capital Improvements Authority,
     Highway Capital Improvements
     Project, RB, MBIA
     5.000%, 06/01/06                  5,260         5,359
   Central Transportation
     and Parking Authority,
     Ser 1973, RB
     Callable 08/23/99 @ 100 (D)
     6.000%, 07/01/03                    110           112
   McAlester Public Works
     Authority, RB, FSA
     8.100%, 12/01/08                    875         1,083
   State Industrial Development
     Authority, Integris Health,
     RB, AMBAC
     5.250%, 08/15/06                  1,255         1,293
   Tulsa Port, Industrial Development
     Authority, Cargill Incorporated
     Project, RB
     5.350%, 09/01/06                  1,000         1,023

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Tulsa, Industrial Development
     Authority, St Johns Medical
     Center, RB
     Callable 01/01/00 @ 100 (D)
     6.875%, 01/01/02                $   250      $    256
                                                  --------
                                                     9,126
                                                  --------
OREGON -- 0.5%
   Cow Creek Band Umpqua
     Tribe of Indians, Ser B, RB,
     AMBAC Callable 07/01/03 @ 103
     5.100%, 07/01/12                  2,000         1,973
   Washington Multnomah and
     Yamhill Counties, School
     District Authority No. 1J, GO
     5.000%, 06/01/05                  1,495         1,519
                                                  --------
                                                     3,492
                                                  --------
PENNSYLVANIA -- 3.6%
   Allegheny County, Hospital
     Development Authority, UPMC
     Health System Project, RB, MBIA
     5.000%, 11/01/06                  2,145         2,166
   Allegheny County, University
     Pennsylvania Medical Center
     Project, Ser B, RB, MBIA
     5.250%, 07/01/07                  1,760         1,795
   Delaware County, Airport Facility,
     UPS Project, Ser 85, RB (A) (B) (E)
     3.050%, 09/01/99                  1,000         1,000
   Delaware County, Health Systems
     Authority, Catholic Health East
     Project, Ser A, RB, AMBAC
     5.500%, 11/15/07                  1,635         1,696
   Easton Joint School Authority,
     GO (D)
     5.350%, 04/15/02                     90            90
   Erie County, Ser A, GO, FGIC
     6.600%, 09/01/05                  1,000         1,048
   Higher Education Facilities
     Authority, Allegheny/
     Delaware Valley, Ser A, RB, MBIA
     5.500%, 11/15/08                  1,000           996
   Higher Education Facilities
     Authority, University of
     Pennsylvania Medical Center
     Health Systems Project,
     Ser A, RB, FSA
     5.000%, 08/01/06                  2,635         2,658

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Housing Financial Authority,
     Single-Family Morgage Project,
     Ser 34A, RB, FHA
     Callable 04/01/02 @ 102
     6.850%, 04/01/16                 $1,000      $  1,036
   Industrial Development
     Authority, RB, AMBAC
     7.000%, 07/01/07                  1,000         1,129
   Intergovernmental Cooperative
     Authority, Philadelphia
     Funding Program, RB, FGIC
     5.000%, 06/15/08                  3,050         3,061
   Lehigh County, General Purpose
     Authority, Kidspeace Obligation
     Group Project, RB
     Callable 11/01/08 @ 102 (E)
     5.700%, 11/01/09                  1,000         1,004
   Montgomery County, Higher
     Education and Health Authority,
     Abington Memorial
     Hospital Project, Ser A, RB,
     AMBAC
     5.000%, 06/01/08                  1,000           998
   Newcastle Hospital Authority,
     Jameson Memorial Hospital,
     RB, MBIA
     5.500%, 07/01/08                  1,605         1,657
   Scranton-Lackawanna, Health and
     Welfare Authority, Hospital
     Community Medical Center
     Project, RB, MBIA
     5.500%, 07/01/07                  2,585         2,679
   Westmoreland County, Municipal
     Authority, GO (D)
     9.125%, 07/01/10                    345           390
                                                  --------
                                                    23,403
                                                  --------
RHODE ISLAND -- 0.6%
   Housing and Mortgage Finance
     Corporation, Homeownership
     Opportunity Project, Ser 25A, RB
     Callable 10/01/07 @ 101.5
     4.950%, 10/01/16                  2,175         2,167
   Housing and Mortgage Finance
     Corporation, Rental Housing
     Project, Ser A, RB (E)
     5.050%, 10/01/01                  1,500         1,494
                                                  --------
                                                     3,661
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 1.1%
   Hospital Facilities Authority,
     Medical University, RB
     5.625%, 07/01/11                 $2,885      $  2,849
   Jobs Economic Development
     Authority, St. Francis Hospital,
     RB (A) (B) (E)
     3.100%, 09/01/99                    465           465
   Piedmont, Municipal Power
     Agency, Ser A, RB, FGIC
     6.500%, 01/01/16                  1,570         1,727
   Public Service Authority, Ser B, RB
     Callable 07/01/01 @ 102
     6.700%, 07/01/02                  1,220         1,293
   Spartanburg County, School District
     Authority No. 5, COP, MBIA
     Callable 07/01/05 @ 102
     5.400%, 07/01/08                  1,000         1,026
                                                  --------
                                                     7,360
                                                  --------
SOUTH DAKOTA -- 0.3%
   Health and Educational Facilities
     Authority, RB, MBIA
     6.000%, 07/01/08                  1,025         1,098
   Housing Development Authority,
     Homeownership Mortgage,
     Ser A, RB Callable 05/01/06 @ 102
     5.500%, 05/01/10                    775           782
                                                  --------
                                                     1,880
                                                  --------
TENNESSEE -- 0.8%
   Chattanooga, Health Education
     and Housing Facilities Board,
     Catholic Health Initiatives
     Project, Ser A, RB
     5.000%, 12/01/01                  1,000         1,010
   Hendersonville, Industrial
     Development Authority,
     Ashford 83 Association
     Project, RB
     Callable 12/15/06 @ 102
     5.950%, 12/15/08                  1,360         1,372
   Metropolitan Government
     Nashville and Davidson County,
     Health and Education Facilities
     Board, Vanderbilt University
     Project, Ser A, RB
     5.500%, 05/01/06                    500           519
     6.000%, 05/01/07                  1,200         1,283


--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Tennessee, Housing Development
     Agency, Homeownership
     Program, RB
     5.800%, 07/01/00                 $1,020      $  1,032
                                                  --------
                                                     5,216
                                                  --------
TEXAS -- 8.7%
   Austin, Independent
     School District, GO (E)
     4.750%, 08/01/15                  4,000         3,610
   Austin, Utility Systems Authority,
     Combination Project,
     Ser A, RB, FSA
     5.750%, 11/15/03                  3,295         3,452
   Austin, Utility System, Ser B, RB
     Callable 11/15/99 @ 101
     7.250%, 11/15/03                     80            89
   Brazos, River Authority, Houston
     Industries Project, Ser C, RB
     Callable 05/01/08 @ 102
     5.125%, 05/01/19                  1,500         1,388
   Cedar Hill, Independent
     School District, RB (E)
     6.450%, 08/15/03                  2,225         2,386
   Dallas, GO
     5.000%, 02/15/06                  4,275         4,344
   Deer Park, Independent
     School District, GO (E)
     6.000%, 02/15/06                  1,500         1,601
     5.875%, 02/15/08                  1,500         1,598
     6.000%, 02/15/08                  2,000         2,148
   Department of Housing and
     Community Affairs, Single-Family
     Housing, Ser B-CL2, RB
     Callable 09/01/06 @ 102
     5.550%, 09/01/11                  2,540         2,499
   Donna, Independent
     School District, GO (E)
     5.250%, 02/15/05                  1,135         1,168
     5.500%, 02/15/06                  1,180         1,227
   Fort Worth, Water and Sewer
     Improvement Authority, RB
     5.000%, 02/15/04                  2,405         2,447
     5.500%, 02/15/06                  1,080         1,121
   Grapevine, Industrial
     Development Corporation,
     American Airlines Project,
     Ser B1, RB (A) (B) (E)
     3.100%, 09/01/99                    100           100
   Harris County, GO
     10.000%, 10/01/00                 1,850         1,972

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



INTERMEDIATE-TERM MUNICIPAL FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Harris County, Health Facilities
     Development Authority,
     Memorial Hospital Systems
     Project, Ser A, RB
     6.000%, 06/01/09                 $1,825      $  1,962
   Harris County, Health Facilities
     Revenue Authority, Christus
     Health Project, Ser A, RB, MBIA
     5.375%, 07/01/08                  3,845         3,927
   Houston, Water and Sewer
     Systems Revenue, Jr. Lien Project,
     Ser A, RB, MBIA
     Pre-Refunded @ 100 (C)
     6.200%, 12/01/05                 11,150        12,098
   La Porte, Independent
     School District, GO (E)
     6.000%, 02/15/03                  1,000         1,050
   Lone Stars, Airport Improvement
     Authority, RB (A) (B) (E)
     3.100%, 09/01/99                    100           100
   Mission, Independent
     School District, GO (E)
     6.500%, 02/15/03                  1,215         1,295
   Pflugerville, Independent
     School District, GO (E)
     4.500%, 08/15/06                  1,000           984
   Public Finance Authority,
     Ser A, RB, AMBAC
     6.000%, 08/01/02                  1,000         1,043
   Water Financial Assistance
     A&C, GO
     5.000%, 08/01/05                  2,500         2,550
                                                  --------
                                                    56,159
                                                  --------
UTAH -- 1.0%
   Alpine, School District Authority,
     Utah School Board Project, GO
     Callable 09/15/08 @ 100
     5.000%, 03/15/13                  2,775         2,699
   Board Regents Authority,
     University of Utah Hopsital
     Project, RB
     5.250%, 08/01/07                  1,360         1,363
   Housing Finance Authority,
     Single-Family Mortgage, Issue B,
     RB, FHA Callable 07/01/03 @ 102
     5.125%, 07/01/24                    515           517
   Salt Lake City Airport, RB, FGIC
     7.400%, 06/01/00                    265           270

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Salt Lake City, Revenue Authority
     Pooled Project, RB (A) (B) (E)
     3.250%, 09/08/99                 $1,550      $  1,550
                                                  --------
                                                     6,399
                                                  --------
VIRGIN ISLANDS -- 0.4%
   Public Financial Authority,
     Federal Lein Notes, Ser C, RB
     5.500%, 10/01/06                  2,375         2,399
                                                  --------
VIRGINIA -- 2.2%
   Hampton, Sentara Health
     System, Ser A, RB
     5.375%, 11/01/10                  1,000           995
   Housing Development Authority,
     Commonwealth Mortgage Project,
     Sub Ser C, RB
     Callable 01/01/02 @ 102
     6.500%, 07/01/07                    500           519
   Kanawha County, Industrial
     Development Authority,
     Topvalco Inc. Project (Kroger Co.),
      RB Callable 11/01/03 @ 102
     7.125%, 11/02/12                  1,160         1,267
   Loudoun County, Industrial
     Development Authority,
     Residential Care Facility Falcons
     Landing Project Ser A, RB
     Pre-Refunded @ 103 (C) (E)
     8.750%, 11/01/04                  6,000         7,313
   Peninsula Port Authority,
     Riverside Health Systems
     Project, RB
     5.000%, 07/01/06                  2,030         2,027
   State Housing Development
     Authority, Multi-Family
     Housing, Ser H, RB
     5.250%, 05/01/03                    685           700
   State Housing Development
     Authority, Ser A, RB
     Callable 01/01/02 @ 102
     7.100%, 01/01/22                  1,250         1,289
   State Housing Development
     Authority, Zero Coupon, RB
     Callable 11/01/99 @ 19.4332
     0.000%, 11/01/17                    695           134
                                                  --------
                                                    14,244
                                                  --------
WASHINGTON -- 1.9%
   Clark County, Public Utility
     District 001, RB, FGIC
     6.000%, 01/01/04                  2,525         2,667


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Grant County, Public Utility
     District No. 2, RB
     5.625%, 01/01/07                 $2,470      $  2,569
   Healthcare Facilities Authority,
     Virginia Mason Medical
     Center Project, Ser B, RB,
     MBIA (A) (B)
     3.100%, 09/01/99                    450           450
   King County, Ser D, GO
     5.250%, 12/01/04                  1,000         1,031
   Public Power Supply Authority,
     Nuclear Project No. 2, Ser A, RB
     5.000%, 07/01/05                  3,000         3,011
   Public Power Supply Authority,
     Nuclear Project No. 2,
     Ser A, RB
     6.000%, 07/01/07                  1,450         1,530
   Washington State, Ser B, RB
     Pre-Refunded @ 100 (C)
     6.700%, 06/01/01                  1,000         1,044
                                                  --------
                                                    12,302
                                                  --------
WISCONSIN -- 1.8%
   Housing and Economic
     Development Authority,
     Homeownership, Ser 1, RB, FHA
     Callable 07/01/02 @ 102
     6.600%, 09/01/07                  1,300         1,350
   Housing and Economic
     Development Authority,
     Homeownership Project, Ser B,
     RB Callable 09/01/99 @ 102
     7.600%, 03/01/15                  2,465         2,514
   Transportation Authority,
     Ser A, RB
     5.000%, 07/01/05                  4,040         4,085
     5.000%, 07/01/06                  3,500         3,526
                                                  --------
                                                    11,475
                                                  --------
WYOMING -- 0.3%
   Lincoln County, Pollution
     Control Revenue Bond,
     Ser 1984 B, RB (A) (B) (E)
     3.050%, 09/01/99                    800           800
   Wyoming Student Loan
     Corporation, RB
     6.250%, 12/01/99                  1,000         1,005
                                                  --------
                                                     1,805
                                                  --------
Total Municipal Bonds
   (Cost $652,696)                                 645,139
                                                  --------

--------------------------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------------------------
Total Investments -- 99.7%
   (Cost $652,696)                                $645,139
                                                  --------
Other Assets and Liabilities, Net -- 0.3%            2,101
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 60,496,031 outstanding shares
   of beneficial interest                          654,123
Undistributed net investment income                     25
Accumulated net realized gain
   on investments                                      649
Net unrealized depreciation
   on investments                                   (7,557)
                                                  --------
 Total Net Assets -- 100.0%                       $647,240
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A            $10.70
                                                  ========

ACA       AMERICAN CAPITAL ACCESS
AMBAC     AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP       CERTIFICATE OF PARTICIPATION
FGIC      FINANCIAL GUARANTY INSURANCE COMPANY
FHA       FEDERAL HOUSING AGENCY
FNMA      FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA       FINANCIAL SECURITY ASSISTANCE
GAN       GRANT ANTICIPATION NOTE
GNMA      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO        GENERAL OBLIGATION
MBIA      MUNICIPAL BOND INSURANCE ASSOCIATION
RB        REVENUE BOND
TA        TAX ALLOCATION
TRAN      TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1999.
(B) MANDATORY REDEMPTION -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE MANDATORY REDEMPTION DATE.
(C) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(D) SECURITY IS ESCROWED TO MATURITY.
(E) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(F) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA/GNMA.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.8%
PENNSYLVANIA -- 92.3%
   Allegheny County, Hospital
     Development Authority, Allegheny
     General Hospital, RB (C)
     6.750%, 05/01/04                 $  185      $    193
   Allegheny County, Hospital
     Development Authority,
     Harmarville Rehabilitation
     Center, RB (C)
     6.000%, 10/01/08                    200           205
   Allegheny County, Hospital
     Development Authority, Health
     Center Project, Ser B, RB, MBIA
     5.000%, 07/01/09                    735           719
   Allegheny County, Hospital
     Development Authority,
     Montefiore Hospital, RB (C)
     6.875%, 07/01/09                    605           644
   Allegheny County, Hospital
     Development Authority,
     North Hills Passavant, RB (C)
     6.750%, 07/01/05                     85            90
   Allegheny County, Hospital
     Development Authority,
     St. Margaret Memorial, RB (C)
     6.750%, 07/01/10                  1,280         1,370
   Allegheny County,
     Higher Education Building
     Authority, Thiel College Project,
     Ser A, RB, ACA Insured
     4.850%, 11/15/07                    225           219
     4.550%, 11/15/04                    190           186
     4.750%, 11/15/06                    215           209
     5.000%, 11/15/08                    240           233
     4.650%, 11/15/05                    200           195
     5.000%, 11/15/09                    300           290
     5.300%, 11/15/12                    350           337
     5.350%, 11/15/13                    370           352
     5.400%, 11/15/14                    390           371
   Allegheny County, Industrial
     Development Authority, RB
     AMT (B)
     6.000%, 10/01/04                    150           150
   Allegheny County, Industrial
     Development Authority,
     Environmental Improvement
     Project, Ser A, RB
     6.700%, 12/01/20                    850           894
   Allegheny County, Industrial
     Development Authority, RB
     Mandatory Put 12/01/00 (B)
     5.250%, 12/01/14                     25            25

--------------------------------------------------------------------------------
                                       Face
                                   Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Allegheny County, Residential
     Financial Authority, Mortgage
     Revenue, Single-Family, Ser CC-1,
     RB, GNMA (D)
     4.950%, 05/01/10                 $  245      $    236
   Allegheny County, Residential
     Financial Authority, Mortgage
     Revenue, Single-Family,
     Ser CC-1, RB, GNMA (D)
     4.950%, 11/01/10                    255           246
   Allegheny County, Sanitation
     Authority, RB (C)
     6.800%, 07/01/03                    165           174
   Allentown Hospital Authority,
     Sacred Heart Hospital
     Project, RB (C)
     8.000%, 03/01/09                    260           292
   Altoona Area, School District
     Authority, GO (C)
     6.500%, 07/01/04                    200           217
   Altoona Area, School District
     Authority, Blair County, Ser 78,
     RB Pre-Refunded @ 100 (A)
     6.500%, 01/01/08                    315           335
   Armstrong School District, GO,
     MBIA Pre-Refunded @ 100 (A)
     7.750%, 06/01/03                     65            71
   Baldwin, Whitehall School
     Building, RB (C)
     6.625%, 11/15/02                     50            50
   Baldwin, Whitehall School District,
     RB Partially
     Pre-Refunded @ 100 (A)
     6.699%, 11/15/07                    190           211
   Bensalem Township, Water &
     Sewer Authority, RB (C)
     6.750%, 12/01/14                    280           303
   Berks County, Industrial
     Development Authority,
     Construction Fasteners Project,
     RB AMT (B)
     5.400%, 12/01/03                     25            25
   Berks County, Redevelopment
     Multi-Family Authority, Woodgate
     Associates Project,
     Ser A, RB, FNMA (D)
     4.700%, 01/01/09                    180           173
   Blair County, Hospital
     Authority, RB (C)
     6.900%, 07/01/08                  1,155         1,236
   Blairsville-Saltsburg,
     School District, GO, AMBAC (C)
     9.000%, 05/15/03                     40            44


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Borough of Tarentum,
     Electric Revenue, Ser A, RB,
     Asset Guaranty
     Pre-Refunded @ 100 (A)
     5.500%, 09/01/03                 $  645      $    670
   Bucks County, Industrial
     Development Authority, RB (C)
     8.750%, 09/01/04                    145           160
   Bucks County, Redevelopment
     Authority, Warminster Heights,
     Section 8, RB, FHA
     6.250%, 08/01/02                    195           199
   Butler Area, Sewer Authority,
     Sewer Revenue, RB
     Pre-Refunded @ 100 (A)
     7.250%, 01/01/04                    355           383
   Butler County, Industrial
     Development Authority, RB (B)
     4.900%, 11/01/03                    700           702
   Cambria County, GO, FGIC
     5.000%, 08/15/08                    475           476
     4.600%, 08/15/09                    180           174
   Cambria County, Hospital
     Authority, Conemaugh Valley
     Memorial Hospital, RB (C)
     7.625%, 09/01/11                    235           267
   Central Dauphin, School District,
     Ser AA, GO, MBIA
     5.000%, 12/01/13                    400           384
   Chester County, Health &
     Educational Facility Authority,
     Immaculata College Project, RB
     5.250%, 10/15/10                    345           329
   Chester County, Health &
     Educational Facility Authority,
     Jefferson Health Systems Project,
     Ser B, RB, AMBAC
     4.700%, 05/15/05                    275           274
   Chester County, Hospital Authority,
     Paoli Memorial Hospital, RB (C)
     5.500%, 02/01/03                    115           116
   Coatesville, School District,
     GO, FSA
     4.600%, 10/01/12                  3,360         3,133
   Cresswell Heights, Joint Water
     Authority, RB (C)
     7.375%, 03/01/07                     80            87
   Cumberland Valley, School Project,
     GO, MBIA (C)
     6.400%, 11/15/01                     25            25
   Dauphin County, General
     Authority, Phoenixville
     Hospital Project, Ser A, RB, FGIC
     5.900%, 07/01/05                    845           900

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Dauphin County, General
     Authority, RB Mandatory
     Put 06/03/02 @ 100
     6.600%, 06/01/26                 $   50      $     53
   Dauphin County, General
     Authority, Sub Ser RRR, RB,
     AMBAC Mandatory
     Put 06/01/06 @ 100
     4.600%, 06/01/26                    550           530
   Dauphin County, General School
     Authority, Penncrest School
     Project, RB Mandatory
     Put 06/02/03 @ 100
     6.600%, 06/02/26                    915           961
   Dauphin County, General School
     Authority, RB
     Mandatory Put 06/01/04 @ 100
     6.700%, 06/01/26                  1,220         1,284
   Dauphin County, General School
     Authority, RB
     4.900%, 06/01/26                    330           330
   Dauphin County, General School
     Authority, RB
     4.700%, 06/01/26                    460           460
   Delaware County, Hospital
     Authority, Crozer-Chester
     Medical Center Project, RB,
     ACA Insured (C)
     4.850%, 12/01/07                    645           633
   Delaware County, Hospital
     Authority, Crozer-Chester
     Medical Center Project, RB (C)
     4.900%, 12/01/08                    550           536
   Delaware County, School
     Authority, Haverford
     School Project, RB
     4.450%, 03/15/09                    475           441
     4.550%, 03/15/10                    495           460
   Delaware County, Elwyn Project,
     RB, Connie Lee
     6.000%, 06/01/11                  3,250         3,433
   Delaware County, School
     Authority, Haverford School
     Project, RB
     4.750%, 03/15/12                    495           457
   Delaware County, University
     Authority, Villanova
     University, RB (C)
     9.625%, 08/01/02                    145           156
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges, RB (C)
     6.000%, 01/15/10                    165           173
     6.500%, 01/15/11                    140           149

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



PENNSYLVANIA MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Delaware County, School Authority,
     Haverford School Project, RB
     4.650%, 03/15/11                 $  520      $    482
   Derry Township, Sanitation Sewer
     Authority, RB (C)
     6.250%, 08/01/12                     50            51
   Downingtown, Municipal Water
     Authority, RB, FSA
     4.750%, 09/01/10                    325           314
   Easton, Area School
     Authority, GO (C)
     6.250%, 04/15/02                     65            68
   Economy Municipal Authority,
     Sewer, RB Pre-Refunded @ 100 (A)
     6.000%, 12/15/99                     55            55
   Erie County, Higher Education
     Authority, Mercyhurst
     College Project, RB
     5.700%, 03/15/11                     85            85
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)
     6.750%, 07/01/11                    770           840
   Erie County, Hospital Authority,
     Geriatric, RB (C)
     6.250%, 07/01/11                    120           126
   Erie County, Hospital Authority,
     Hamot Health Project, RB,
     AMBAC
     5.000%, 05/15/07                  1,890         1,897
   Erie County, Hospital Authority,
     Hamot Medical Center
     Project, RB (C)
     6.900%, 01/01/05                    275           289
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
     5.650%, 03/15/10                    180           180
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
     5.750%, 03/15/13                  3,000         2,929
   Fayette County, Hospital
     Authority, Uniontown
     Hospital, RB, Connie Lee
     5.200%, 06/15/04                    100           102
     5.300%, 06/15/05                  1,000         1,027
   Fayette County, Hospital
     Authority, Uniontown Hospital
     Project, RB, Connie Lee
     5.100%, 06/15/03                     65            66
     5.450%, 06/15/07                    740           760
   Financing Authority, Municipal
     Capital Improvements
     Program, RB
     6.600%, 11/01/09                  1,320         1,424

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Franklin County, Industrial
     Development Authority,
     Chambersburg Hospital
     Project, RB, AMBAC
     5.000%, 07/01/08                 $1,000      $    997
   Franklin Hospital, Special
     Obligation, RB (C)
     7.125%, 10/01/08                    110           119
   Greene County, Industrial
     Development Authority,
     Monongahela Power Company
     Project, Ser B, RB, MBIA
     4.750%, 02/01/07                    935           927
   Greene County, Industrial
     Development Authority,
     West Pennsylvania Power
     Company, Ser B, RB, MBIA
     4.750%, 02/01/07                  2,225         2,206
   Harrisburg, GO (C)
     7.400%, 06/15/04                    235           253
   Harrisburg, Ser A, GO, MBIA (C)
     9.750%, 04/15/04                    110           127
   Hazleton, Area School District
     Authority, Ser B, GO, FGIC
     4.550%, 03/01/06                    155           153
   Hazleton, Area School District
     Authority, Ser C, GO, FGIC
     4.650%, 03/01/07                    100            99
   Hazleton, Area School District
     Authority, Ser A, GO, FGIC
     5.000%, 03/01/10                    685           677
     5.000%, 03/01/11                    545           533
   Hazleton, Area School District
     Authority, Ser B, GO, FGIC
     4.750%, 03/01/08                    175           172
     4.900%, 03/01/09                    175           173
   Hickory Township, Municipal
     Authority, RB (C)
     6.250%, 02/01/14                    305           321
   Higher Education Assistance
     Agency, Ser A, RB, AMBAC AMT
     7.050%, 10/01/16                  3,500         3,701
   Higher Education Authority,
     Ser 1995, RB, Asset Guaranty
     4.850%, 09/15/03                    250           252
     4.950%, 09/15/04                    515           519
     5.150%, 09/15/06                    345           348
   Higher Education Facilities
     Authority, College & University,
     Ser 10, RB (C)
     6.900%, 07/01/07                    115           121


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Higher Education Facilities
     Authority, College of
     Textile & Science, RB
     5.450%, 02/01/07                 $  200      $    198
   Higher Education Facilities
     Authority, College of
     Textiles & Science, Ser 1996, RB
     6.250%, 04/01/05                    265           275
     6.350%, 04/01/06                    285           298
     6.450%, 04/01/07                    295           306
     6.550%, 04/01/08                    320           334
     6.600%, 04/01/09                    340           353
   Higher Education, Philadelphia
     College of Textiles & Science,
     Ser 1996, RB
     6.050%, 04/01/03                    240           247
     6.150%, 04/01/04                    250           258
   Housing Finance Agency,
     Ser 1991-31A, RB AMT
     6.800%, 10/01/17                    350           362
   Housing Finance Agency, RB (C)
     7.750%, 12/01/07                     80            87
   Housing Finance Agency,
     Rental Housing, Ser 91, RB,
     FHA/FNMA (D)
     5.450%, 07/01/06                  2,000         2,055
   Hummelstown, Municipal
     Authority, RB
     Pre-Refunded @ 100 (A)
     5.700%, 01/01/02                     35            36
   Jefferson County, Municipal
     Authority, RB, MBIA (C)
     7.000%, 12/01/02                     25            26
   Jersey Shore, Area School District,
     GO, MBIA (C)
     9.375%, 03/01/03                    205           226
   Lancaster, Sewer Authority, RB (C)
     6.000%, 04/01/12                    145           149
   Lehigh County, General Purpose
     Authority, Kidspeace
     Corporation Project, RB,
     ACA Insured
     5.800%, 11/01/12                  1,265         1,268
   Lehigh County, General Purpose
     Authority, Kidspeace
     Obligation Group Project, RB
     5.700%, 11/01/09                  2,485         2,494
   Lehigh County, General Purpose
     Authority, Muhlenberg Medical
     Center Project, RB (C)
     7.000%, 07/01/04                     85            90

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Lehigh County, General Purpose
     Authority, Saint Lukes Hospital
     Bethlehem Project, RB, AMBAC
     5.300%, 11/15/07                 $  450      $    457
   Lehigh County, GO, FGIC
     5.100%, 11/15/07                    200           202
   Lower Pottsgrove Township,
     Sewer Authority, RB (C)
     6.250%, 05/01/12                    130           136
   Luzerne County, GO, FGIC
     Pre-Refunded @ 100 (A)
     6.800%, 09/15/01                    130           137
   Luzerne County, Ser 91, GO, FGIC
     6.800%, 09/15/02                    370           387
   Lycoming County, Hospital
     Authority, Williamsport
     Hospital, RB, Connie Lee
     5.250%, 11/15/06                  1,300         1,326
   McCandless Township, Sanitation
     Authority, Sewer Authority, RB (C)
     6.750%, 11/15/05                    320           342
   McCandless Township, Sanitation
     Authority, Sewer Project, RB (C)
     6.500%, 09/01/05                    100           105
   Monroeville, Water Authority, RB (C)
     7.250%, 12/01/08                     45            48
   Montgomery County, GO (C)
     9.000%, 08/15/04                     25            27
   Montgomery County, Industrial
     Development Authority,
     Health Facilities, Ecri Project, RB
     6.850%, 06/01/13                  2,115         2,184
   Mount Lebanon, Hospital
     Authority, RB (C)
     7.000%, 07/01/06                    531           567
   New Brighton, Area School
     Authority, RB, MBIA (C)
     5.850%, 11/15/02                     15            15
   New Castle, Area Hospital
     Authority, Jameson Memorial
     Hospital Project, RB
     5.500%, 07/01/09                    800           823
   New Castle, Hospital Authority,
     Jameson Memorial Hospital
     Project, RB, MBIA
     6.000%, 07/01/10                    315           334
   Northampton County, GO
     5.125%, 08/15/17                    735           696
   Northampton County, Industrial
     Development Authority,
     Moravian Hall Square Project,
     Ser A, RB, Asset Guaranty
     5.350%, 07/01/10                    100            99

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



PENNSYLVANIA MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, RB,
     Asset Guaranty
     5.350%, 07/01/10                 $1,370      $  1,361
   Northampton, Bucks County,
     Municipal Water Authority, RB (C)
     6.750%, 11/01/13                     50            53
   Northeast Allegheny County, RB (C)
     6.000%, 05/01/02                     30            30
   Northeastern Hospital Authority,
     Hospital Authority, RB (C)
     7.000%, 06/01/06                    370           394
     6.375%, 09/15/07                    175           177
   Northgate, School Authority,
     School Building, RB, MBIA (C)
     6.375%, 02/15/07                     95           104
   Owen J. Roberts School
     District, Ser A, GO, MBIA
     5.150%, 05/15/11                    100            99
   Pennsylvania, Delco School
     District Project, GO, FGIC
     4.300%, 02/15/10                     85            79
     4.600%, 02/15/13                    100            92
   Pennsylvania, Housing Finance
     Agency, Single-Family Mortgage
     Project, Ser 36, RB (B)
     5.450%, 10/01/14                    500           489
   Pennsylvania, Intergovernmental
     Cooperative Authority, Funding
     Program Project, RB, FGIC
     5.500%, 06/15/11                    740           751
   Pennsylvania State, Higher
     Education Facilities Authority,
     Health Services Allegeny
     Delaware Valley, Ser A, RB
     5.600%, 11/15/10                  1,000           988
   Pennsylvania State, Higher
     Education, Health Facilities
     Authority, Allegheny Delaware
     Valley Obligation Project,
     Ser C, RB
     5.875%, 11/15/18                  3,200         3,116
   Pennsylvania State, Higher
     Educational Facilities
     Authority, University
     Pennsylvania Health Project,
     Ser A, RB
     5.375%, 01/01/14                  2,000         1,978
   Pennsylvania State, COP, AMBAC
     5.400%, 07/01/09                  1,045         1,037
   Pennsylvania State, Higher
     Education Authority, Drexel
     University Project, RB, MBIA (C)
     10.250%, 05/01/03                    80            90

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education Authority, Drexel
     University Project,
     Second Ser, RB, MBIA
     4.500%, 05/01/06                 $  870      $    856
   Pennsylvania State, Higher
     Education Facilities Authority,
     Health Services Allegeny
     Delaware Valley, Ser A, RB, MBIA
     5.600%, 11/15/09                    250           249
   Pennsylvania State, Higher
     Education Facilities Authority,
     Ursinus College Project, RB
     5.850%, 01/01/17                  1,480         1,445
   Pennsylvania State, Housing
     Finance Agency, Single-Family
     Mortgage, Ser 49, RB AMT
     5.800%, 10/01/07                    205           208
   Perkiomen Valley School District,
     RB, MBIA (C)
     6.500%, 12/01/07                     85            95
   Peters Township School District,
     Zero Coupon, GO, MBIA (C)
     0.000%, 11/15/07                    100            66
   Philadelphia Gas Works,
     Fourteenth Ser, RB, FSA
     6.250%, 07/01/08                  1,000         1,068
   Philadelphia, Graduate Hospital
     Project, RB (C)
     7.000%, 07/01/10                  1,200         1,304
   Philadelphia, Industrial
     Development Authority,
     National Board of Medical
     Examiners Project, RB
     Pre-Refunded @ 102
     6.750%, 05/01/02                    950         1,025
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB AMT
     5.100%, 06/01/01                     85            85
     5.100%, 12/01/01                     65            65
     5.250%, 06/01/02                    120           121
     5.250%, 12/01/02                    130           131
     5.400%, 06/01/03                     95            96
     5.400%, 12/01/03                    110           111
     5.550%, 06/01/04                     40            40
     5.650%, 12/01/05                     40            41
     6.100%, 12/01/10                    610           618
   Philadelphia, Hospital & Higher
     Education Authority, Presbyterian
     Medical Center, RB (C)
     6.100%, 12/01/03                    410           437
   Philadelphia, Redevelopment
     Authority, West Philadelphia
     Project, RB, FNMA (D)
     6.750%, 05/15/04                    540           563



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia, School District,
     Ser 91-B, GO, MBIA Partially
     Pre-Refunded @ 101 (A)
     7.000%, 07/01/05                 $  250      $    265
   Philadelphia, Water & Sewer
     Authority, Ser 10, RB (C)
     7.350%, 09/01/04                  5,425         5,927
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan, Ser B, RB
     4.700%, 10/01/10                    100            95
   Pittsburgh, Parking Authority,
     Ser 92-A, RB, FGIC
     5.750%, 12/01/05                    500           524
   Pittsburgh, School District, Ser A,
     GO, AMBAC
     5.500%, 09/01/11                    200           203
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     6.700%, 04/01/10                     20            20
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996C, RB
     5.700%, 10/01/05                    240           245
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
     6.000%, 10/01/09                    310           316
     6.100%, 10/01/10                    330           338
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB
     5.150%, 02/01/17                    175           164
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loans, RB, MBIA/FHA
     7.125%, 08/01/04                    225           227
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
     5.900%, 04/01/08                    285           292
     5.900%, 10/01/08                    290           297
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB AMT
     5.750%, 10/01/10                     50            50
   Pittsburgh, Urban Redevelopment
     Authority, Multi-Family Housing
     Hazlewood Project, Ser A, RB
     5.400%, 01/01/22                  1,990         1,913
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     5.700%, 10/01/11                    105           103
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, RB (B)
     5.750%, 03/15/06                  1,185         1,215

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser A, RB (B)
     5.750%, 12/01/06                $ 1,980      $  2,030
   Pittsburgh, Water and Sewer
     Authority, RB, FGIC (C)
     7.625%, 09/01/04                    185           205
   Potter County, Hospital Authority,
     Charles Cole Memorial, RB,
     Asset Guaranty
     5.200%, 08/01/03                    245           250
     5.300%, 08/01/04                    325           332
     5.400%, 08/01/05                    320           327
     5.500%, 08/01/06                    160           164
   Pottsville, Hospital Authority,
     Daughters of Charity Project, RB
     5.000%, 08/15/12                    260           245
   Pottsville, Hospital Authority,
     Hospital & Warner Clinic, RB
     6.400%, 07/01/03                    930           992
   Quakertown, Hospital Authority,
     Community Hospital, RB (C)
     7.125%, 01/01/11                    105           116
   Radnor Township, School Authority,
     Ser A, RB (C)
     9.000%, 10/15/03                     25            27
   Robinson Township, Water
     Authority, RB (C)
     5.625%, 05/01/06                     34            35
   Scranton-Lackawanna, Health &
     Welfare Authority,
     Moses Taylor Hospital, RB
     6.000%, 07/01/09                    940           911
   Scranton-Lackawanna,
     Health & Welfare Authority,
     Moses Taylor Hospital, RB (C)
     6.625%, 07/01/09                    655           702
   Seneca, Valley School District,
     Ser A, GO, FGIC
     5.250%, 07/01/07                    200           205
   Shaler, School District, RB (C)
     6.250%, 04/15/08                     85            89
   Shaler Township, GO (C)
     6.400%, 08/01/01                     10            10
   Somerset County, Hospital
     Authority, Somerset Community
     Hospital Project, Ser B, RB,
     Asset Guaranty
     5.300%, 03/01/11                    500           489
   Southeastern, Greene
     School District, GO (C)
     9.375%, 07/01/03                    115           126

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



PENNSYLVANIA MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Southeastern, Transportation
     Authority, Ser A, RB, FGIC
     5.125%, 03/01/10                 $  500      $    497
     5.125%, 03/01/11                  1,500         1,478
   Steel Valley, School District, GO (C)
     6.250%, 11/01/06                    125           130
   Susquehanna Township,
     Sewer Authority, RB (C)
     6.000%, 11/15/13                     55            59
   Swarthmore Boro, College
     Revenue Authority, RB
     6.000%, 09/15/12                    615           647
   Swissvale, Area School District,
     GO (C)
     6.300%, 12/01/03                     85            91
   Uniontown Area, School Authority,
     School Building Revenue, RB
     6.300%, 10/01/07                    200           215
   Upper Allegheny,
     Joint Sanitation Authority,
     RB, AMBAC (C)
     9.000%, 09/01/00                     90            92
   Upper Allen Township, Sewer
     Authority, RB (C)
     5.750%, 04/01/13                    170           178
   Upper Gwynedd-Towamencin,
     Sewer Authority, RB, MBIA (C)
     5.850%, 10/15/06                     95            97
   Upper Perkiomen, School District,
     GO (C)
     6.000%, 05/01/04                     25            26
   Upper St. Clair Township,
     School Building Authority, RB
     Pre-Refunded @ 100 (A)
     6.625%, 05/15/06                    215           237
   Westmoreland County, Industrial
     Development Authority,
     Hospital Project, RB, AMBAC
     Callable 07/01/03 @ 102
     5.800%, 07/01/04                    565           593

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Westmoreland County, Industrial
     Development Authority,
     Hospital Project, Ser 92-A, RB,
     AMBAC Callable 07/01/03 @ 102
     5.900%, 07/01/05                 $  595      $    626
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (C)
     9.125%, 07/01/10                    265           299
   Windber Area Authority, Hospital
     Project, RB, FHA
     Pre-Refunded @ 102 (A)
     5.900%, 08/01/05                    240           260
   Wyoming County, Hospital
     Authority, Tyler Memorial, RB (C)
     7.400%, 01/01/05                     80            85
   Wyoming Valley, Sanitation
     Authority, RB (C)
     5.125%, 07/01/07                     95            94
   York County, Hospital Authority,
     Lutheran Social Services, RB
     5.400%, 04/01/04                    500           498
     5.600%, 04/01/05                    500           498
     5.800%, 04/01/06                    500           500
   York Township, Water & Sewer
     Authority, RB (C)
     5.900%, 08/01/13                     85            89
                                                  --------
Total Municipal Bonds
   (Cost $114,896)                                 114,170
                                                  --------

CASH EQUIVALENTS -- 8.5%
   Provident Tax Free Money Market     4,412         4,412
   Vanguard Tax Free Money Market      6,050         6,050
                                                  --------
Total Cash Equivalents
   (Cost $10,462)                                   10,462
                                                  --------
Total Investments -- 100.8%
   (Cost $125,358)                                 124,632
                                                  --------
Other Assets and Liabilities, Net -- (0.8%)           (978)
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 1,825,036 outstanding shares
   of beneficial interest                         $ 19,412
Fund Shares of Class B (unlimited
   authorization -- no par value) based
   on 10,190,317 outstanding shares
   of beneficial interest                          104,835
Undistributed net investment income                      1
Accumulated net realized gain
   on investments                                      132
Net unrealized depreciation
   on investments                                     (726)
                                                  --------
 Total Net Assets -- 100.0%                       $123,654
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.29
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                       $10.29
                                                  ========

ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
AMT      ALTERNATIVE MINIMUM TAX
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FHA      FEDERAL HOUSING ADMINISTRATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(C) SECURITY IS ESCROWED TO MATURITY.
(D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA/GNMA.

--------------------------------------------------------------------------------



MASSACHUSETTS MUNICIPAL
BOND FUND
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.0%
MASSACHUSETTS -- 96.2%
   Boston, Ser A, GO, FGIC
     Callable 01/01/08 @100
     4.500%, 01/01/18                 $  500      $    430
   Cambridge, GO Callable
     08/01/08 @ 101
     4.800%, 08/01/12                    350           335
   Dudley Charlton Regional School
     District, Ser A, GO, FGIC
     5.125%, 06/15/12                    380           377
   Falmouth, GO
     5.000%, 02/01/02                    180           183
   Holyoke, GO, FSA
     5.500%, 06/15/03                     40            41
   Lawrence, GO
     4.875%, 09/15/01                    250           253
   Lowell, GO, AMBAC
     6.000%, 12/15/05                    150           161
   Lynn, Water & Sewer Community
     General, Ser A, RB, FSA
     5.875%, 12/01/06                     40            43
   Malden, GO, MBIA Callable
     08/01/07 @ 101
     5.000%, 08/01/10                     45            45
   Marlborough, GO, FGIC
     6.750%, 06/15/07                    250           281
   Mashpee, GO, MBIA
     6.250%, 02/01/07                    155           168
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
     5.000%, 03/01/02                    175           178
     6.250%, 03/01/04                     70            75
     5.400%, 03/01/07                     45            47
     5.875%, 03/01/15                    185           193
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser C, RB
     5.250%, 03/01/06                  1,000         1,030
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser C, RB, FGIC
     5.750%, 03/01/10                    305           322
   Massachusetts State, Development
     Finance Authority, Williston
     Northampton School Project,
     RB Callable 10/01/08 @ 102
     6.000%, 10/01/13                    200           192

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



MASSACHUSETTS MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Electric Power
     Supply System Project, Ser C,
     RB, MBIA (A) (B)
     3.150%, 09/08/99                   $700      $    700
   Massachusetts State, GO, AMBAC
     5.750%, 08/01/09                    150           160
   Massachusetts State, Health &
     Educational Facilities Authority,
     Brigham and Womens Hospital
     Project, Ser A, RB (A) (B) (C)
     3.150%, 09/08/99                    100           100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Capital Asset Program, Ser C,
     RB (A) (B) (C)
     2.900%, 09/01/99                    100           100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Caregroup Issue Project, Ser A, RB
     5.000%, 07/01/04                    100           102
   Massachusetts State, Health &
     Educational Facilities Authority,
     Children's Hospital Project, Ser E,
     RB Callable 10/01/02 @ 102
     6.125%, 10/01/12                    150           155
   Massachusetts State, Health &
     Educational Facilities Authority,
     Eye & Ear Infirmary Project, Ser B,
     RB, ACA Insured
     5.000%, 07/01/05                    195           196
   Massachusetts State, Health &
     Educational Facilities Authority,
     Milford Whitinsville Regional,
     Ser C, RB
     5.000%, 07/15/02                    405           404
   Massachusetts State, Health &
     Educational Facilities Authority,
     Milford and Whitinsville Regional
     Project, Ser C, RB
     5.000%, 07/15/01                    100           100
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB Callable
     07/01/06 @ 102
     6.750%, 07/01/09                    200           214
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare System,
     Ser B, RB
     5.000%, 07/01/09                    400           384

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Southcoast Health System Project,
     Ser A, RB, MBIA
     5.000%, 07/01/05                   $200      $    203
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wakefield Hospital Project, Ser B,
     RB Callable 07/01/02 @ 102
     6.125%, 07/01/04                    130           138
   Massachusetts State, Health &
     Educational Facilities Authority,
     Vinfen Corporation Project, Ser A,
     RB, ACA Insured
     4.125%, 11/15/01                    165           164
   Massachusetts State, Health &
     Educational Facilities Authority,
     Vinfen Corporation Project, Ser A,
     RB, ACA Insured
     5.000%, 11/15/08                    100            98
   Massachusetts State, Health &
     Educational Facilities Authority,
     Youville Hospital Project, Ser B,
     RB Callable 02/15/04 @ 102
     6.125%, 02/15/15                    135           139
   Massachusetts State, Health &
     Elderly Facilities Authority,
     Cape Cod Healthcare Project,
     Ser B, RB
     5.000%, 11/15/07                    200           193
   Massachusetts State, Health &
     Elderly Facilities Authority,
     Harvard Pilgrim Health Project,
     Ser A, RB, FSA
     5.250%, 07/01/06                     40            41
   Massachusetts State, Housing
     Finance Agency, Residential
     Development Project, Ser E, RB,
     FNMA Callable
     11/15/02 @ 102 (D)
     6.250%, 11/15/12                    175           184
   Massachusetts State, Industrial
     Finance Agency, Museum of Fine
     Arts Boston Project, RB, MBIA
     5.375%, 01/01/07                     45            46
   Massachusetts State, Industrial
     Finance Agency, Pollution Control
     Authority, Boston Edison Project,
     Ser A, RB Callable 02/01/04 @ 102
     5.750%, 02/01/14                    175           173


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Industrial
     Finance Agency, Restoration
     Recovery Authority Odgen,
     Ser A, RB
     4.800%, 12/01/04                   $150      $    148
   Massachusetts State, Industrial
     Finance Agency, Springfield
     College Project, RB Callable
     09/15/03 @ 102
     5.625%, 09/15/10                    100            98
   Massachusetts State, Industrial
     Finance Agency, Suffolk
     University Project, RB, AMBAC
     Callable 07/01/07 @ 102
     5.500%, 07/01/08                    150           156
   Massachusetts State, Industrial
     Finance Agency, Tufts University
     Project, Ser H, RB
     5.000%, 02/15/01                     45            46
   Massachusetts State, Industrial
     Finance Agency, Tufts University
     Project, Ser H, RB, MBIA
     5.500%, 02/15/08                    200           208
     5.500%, 02/15/05                    100           104
   Massachusetts State, Industrial
     Finance Agency, Worcester
     Polytechnic Institute Project, RB,
     MBIA Callable 09/01/07 @ 102
     5.125%, 09/01/12                    370           364
   Massachusetts State, Industrial
     Finance Agency, Worcester
     Polytechnic Institute Project,
     Ser II, RB, MBIA Callable
     09/01/07 @ 102
     5.100%, 09/01/10                    100           100
   Massachusetts State, Port Authority
     Revenue, Ser A, RB
     5.750%, 07/01/11                    175           182
   Massachusetts State, Ser A, GAN
     5.250%, 06/15/08                    250           255
   Massachusetts State, Ser A, GAN
     5.250%, 12/15/06                     45            46
   Massachusetts State, Ser B, GAN
     5.000%, 12/15/08                    650           651
   Massachusetts State, Ser A, GO
     Pre-Refunded @ 101 (E)
     6.500%, 06/01/02                     85            91

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Ser A, GO
     7.000%, 06/01/02                   $ 50      $     53
     6.250%, 07/01/03                    350           372
     6.000%, 11/01/06                    500           539
     6.000%, 11/01/08                    245           264
     6.000%, 11/01/11                    150           161
   Massachusetts State, Ser C, GO, FGIC
     6.000%, 08/01/09                    100           108
   Massachusetts State, Turnpike
     Authority, Metropolitan Highway
     System, Ser A, RB, AMBAC
     5.125%, 01/01/09                    300           302
   Massachusetts State, Water Pollution
     Abatement Authority, New
     Bedford Project, Ser A, RB
     6.000%, 02/01/05                    300           319
   Massachusetts State, Water
     Restoration Authority, Ser A, RB
     Pre-Refunded @ 102
     7.625%, 04/01/00                    200           209
   Massachusetts State, Water Pollution
     Authority, Pool Loan Program,
     Ser 4, RB Callable 08/01/08 @ 101
     5.125%, 08/01/09                     50            50
   Massachusetts State, Water Pollution
     Authority, Pool Loan Program,
     Ser 4, RB
     5.000%, 08/01/06                  1,000         1,017
   Massachusetts State, Water
     Resource Authority, Ser C, RB
     5.200%, 12/01/05                    185           190
   Massachusetts State, Water Resource
     Authority, Ser B, RB Callable
     03/01/03 @ 102
     5.250%, 03/01/13                    225           221
   New England, Education Loan
     Marketing Corporation,
     Massachusetts Student Loan
     Project, Ser A, RB
     5.800%, 03/01/02                     25            26
   North Andover, Municipal Purpose
     Loan, RB, FGIC Callable
     01/15/08 @ 101
     5.375%, 01/15/09                    300           308
   Norton County, GO, FGIC Callable
     10/01/08 @ 101
     4.750%, 10/01/18                     60            53
   Plymouth County, Correctional
     Facility Project, COP, AMBAC
     5.000%, 04/01/07                    400           404
     5.000%, 10/01/07                    140           142

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



MASSACHUSETTS MUNICIPAL
BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Quabbin, Regional School District,
     Ser B, GO, FSA
     4.250%, 06/15/10                   $200      $    186
   Springfield, Municipal Purpose
     Loan, GO, FSA
     5.000%, 11/15/03                    275           281
     5.000%, 11/15/05                    190           194
   University Massachusetts,
     Building Authority, Ser B, RB
     6.625%, 05/01/07                    150           166
   Upper Blackstone, Water Pollution
     Abatement District, RB, AMBAC
     6.500%, 08/01/04                    410           445
   Worcester, Municipal Purpose
     Loan, Ser A, GO, FSA
     5.500%, 04/01/10                    300           309
   Worchester, GO, MBIA
     5.750%, 08/01/07                     35            37
                                                  --------
                                                    17,153
                                                  --------
PUERTO RICO -- 2.8%
   Puerto Rico Commonwealth,
     GO, MBIA
     5.750%, 07/01/12                    100           107
   Puerto Rico Commonwealth, Public
     Improvement, GO, FSA
     5.500%, 07/01/12                    100           105
   Puerto Rico, Medical &
     Environmental Control Facilities,
     Ana G Mendez University
     System Project, RB Callable
     02/01/09 @ 101
     5.000%, 02/01/10                    300           289
                                                  --------
                                                       501
                                                  --------
Total Municipal Bonds
   (Cost $18,156)                                   17,654
                                                  --------
TOTAL INVESTMENTS -- 99.0%
   (Cost $18,156)                                   17,654
                                                  --------
Other Assets and Liabilities, Net -- 1.0%              186
                                                  --------

--------------------------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 1,834,803 outstanding shares of
   beneficial interest                             $18,340
Undistributed net investment income                      2
Net unrealized depreciation on investments            (502)
                                                  --------
Total Net Assets -- 100.0%                         $17,840
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.72
                                                  ========

AMBAC     AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP       CERTIFICATE OF PARTICIPATION
FGIC      FINANCIAL GUARANTY INSURANCE COMPANY
FNMA      FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA       FINANCIAL SECURITY ASSISTANCE
GAN       GRANT ANTICIPATION NOTE
GO        GENERAL OBLIGATION
MBIA      MUNICIPAL BOND INSURANCE ASSOCIATION
RB        REVENUE BOND
SER       SERIES
(A) FLOATING RATE SECURITY -- THE RATE ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.
(E) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



NEW JERSEY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 103.5%
NEW JERSEY -- 102.7%
   Atlantic City, Board of Education
     Authority, COP, MBIA
     4.500%, 05/01/06                 $  775      $    764
   Camden County, Improvement
     Authority, County Guaranteed
     Project, Ser B, RB, FGIC
     5.000%, 12/01/08                    250           252
   Essex County, Improvement Lease
     Authority, City of Newark
     Project, RB, AMBAC
     4.450%, 04/01/09                    750           714
   Essex County, Improvement Lease
     Authority, City of Newark Project,
     RB, AMBAC Callable 04/01/09 @ 101
     4.550%, 04/01/10                    785           747
   Essex County, General Improvement,
     GO, AMBAC
     4.875%, 11/15/02                     50            51
   Essex County, Improvement
     Authority Lease, County Jail and
     Youth House Project, RB, AMBAC
     Callable 12/01/06 @ 102
     4.850%, 12/01/07                     50            50
   Flemington-Raritan, Regional School
     District, GO, FGIC
     4.000%, 05/01/07                    250           237
   Hackensack, GO
     4.000%, 06/01/04                    250           244
   Highland Park, School District, GO,
     MBIA Pre-Refunded @ 102 (C)
     6.550%, 02/15/05                    300           332
   Hopewell Township, General
     Improvement Authority, GO
     4.000%, 09/01/01                    365           364
   Jackson Township, School District,
     GO, FSA
     4.500%, 12/15/00                    500           504
   Jersey City, Ser A, GO, AMBAC
     5.000%, 10/01/02                    500           511
   Jersey City, GO, AMBAC
     4.500%, 03/01/07                    300           295
   Jersey City, Municipal Utilities
     Authority, Water Revenue
     Project, RB, FSA
     5.000%, 04/01/07                  1,000         1,014
   Lower Township Municipality
     Utilities Authority, RB, MBIA
     4.200%, 12/01/08                     50            47

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Lumberton Township, Board of
     Education, GO, FSA Callable
     02/15/06 @ 100
     4.100%, 02/15/07                 $  245      $    234
   Middlessex County, COP, MBIA
     4.375%, 02/15/08                    100            96
   Monmouth County, Improvement
     Authority, Pooled Government
     Lien Project, RB, AMBAC
     4.100%, 12/01/06                    400           384
   Montgomery County, Board of
     Education, COP, MBIA
     4.100%, 09/01/07                    100            95
   New Brunswick, GO, MBIA
     3.500%, 07/15/00                     90            90
     3.600%, 07/15/01                    800           794
   New Jersey, Economic Development
     Authority, Harrogate Project,
     Ser A, RB Callable
     12/01/07 @ 102
     5.650%, 12/01/08                    200           202
   New Jersey, Healthcare Facilities
     Financing Authority, Burdette
     Tomlin Memorial Hospital Project,
     RB Callable 07/01/09 @ 101
     5.250%, 07/01/11                    595           580
   New Jersey, Healthcare Facilities
     Financing Authority, Virtua
     Health Project, RB, FSA
     5.000%, 07/01/08                    500           502
   New Jersey State, Economic
     Development Authority, Arbor
     Glen Project, Ser A, RB Pre-
     Refunded @ 102 (C)
     8.750%, 05/15/06                    870         1,083
   New Jersey State, Economic
     Development Authority,
     Harrogate Project, Ser A, RB
     5.550%, 12/01/07                    400           404
   New Jersey State, Economic
     Development Authority,
     Transportation Sublease Project,
     Ser A, RB, FSA
     5.500%, 05/01/07                  1,000         1,041
   New Jersey State, Economic
     Development Authority, United
     Water New Jersey Inc. Project,
     Ser B, RB, AMBAC (A) (B)
     2.600%, 09/01/99                  3,000         3,000
   New Jersey State, Educational
     Facilities Authority, Georgian
     Court College Project, Ser B, RB
     4.625%, 07/01/06                    300           290

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



NEW JERSEY MUNICIPAL
BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Facilities Project,
     Ser A, RB, AMBAC
     5.125%, 09/01/03                 $  500      $    514
   New Jersey State, Educational
     Facilities Authority, Seton Hall
     University Project, Ser A,
     RB, FGIC
     6.100%, 07/01/01                    450           466
   New Jersey State, GO
     Pre-Refunded @ 101.5 (C)
     6.800%, 09/15/01                    550           586
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Catholic Health East Project,
     Ser E, RB, AMBAC
     4.200%, 11/15/08                    100            94
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Catholic Health East Project,
     Ser E, RB, AMBAC Callable
     05/15/09 @ 101
     4.300%, 11/15/09                    125           117
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Palisades Medical Center Project,
     RB Callable 07/01/09 @ 101
     4.800%, 07/01/10                    660           630
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Saint Barnabas Hospital Project,
     Ser C, RB, MBIA
     5.000%, 07/01/08                    500           493
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Virtua Health Project, RB, FSA
     4.200%, 07/01/06                    205           198
   New Jersey State, Transportation
     Certificates Authority, Ser A, RB,
     AMBAC
     5.000%, 09/15/01                    500           508
   New Jersey State, Transportation
     Authority, Transportation System
     Project, Ser A, RB
     5.250%, 06/15/07                  1,000         1,028
   New Jersey State, Transportation
     Authority, Transportation System
     Project, Ser A, RB
     4.250%, 06/15/00                    500           502
   Newark, General Improvement
     Project, GO, AMBAC
     5.400%, 10/01/07                    200           209

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   North Bergen Township, GO,
     AMBAC
     4.500%, 11/01/03                 $  125      $    126
     4.500%, 11/01/06                    300           298
   North Bergen Township, GO,
     AMBAC Callable 11/01/07 @ 101
     4.500%, 11/01/08                    300           291
   Oakland, GO, FSA
     4.050%, 12/01/00                    225           226
   Passaic County, GO, MBIA
     Callable 09/01/04 @ 101
     4.625%, 09/01/05                    275           276
   Passaic County, Utilities Authority,
     Solid Waste Systems Project, RB,
     FSA Callable 03/01/04 @ 100
     4.500%, 03/01/05                    855           852
   Pennsylvania & New Jersey State,
     Delaware River Port Authority,
     Ser B, RB, AMBAC
     5.250%, 01/01/06                    500           514
   Point Pleasant, Water Sewer
     Utility Project, GO, FSA
     4.400%, 09/01/07                    130           127
   Port Authority of New York &
     New Jersey, RB
     3.875%, 08/01/01                    200           199
   Readington Township, GO
     5.250%, 04/15/03                    125           129
   Riverside Township, GO, FSA
     4.450%, 09/01/05                    125           125
   Sussex County, GO, FGIC
     4.500%, 04/01/05                  1,000           999
   Trenton, GO, FSA
     4.125%, 09/15/06                    250           242
   Wall Township, School District
     Authority, GO, FSA
     4.350%, 07/15/03                    500           500
                                                  --------
                                                    25,170
                                                  --------
PUERTO RICO -- 0.8%
   Puerto Rico, Electric Power
     Authority, Ser GG, RB, FSA
     5.000%, 07/01/07                    200           205
                                                  --------
Total Municipal Bonds
   (Cost $25,820)                                   25,375
                                                  --------
Total Investments -- 103.5%
   (Cost $25,820)                                   25,375
                                                  --------
Other Assets and Liabilities -- (3.5%)
   Securities Purchased Payable                     (1,526)
   Other Assets and Liabilities, Net                   664
                                                  --------
Total Other Assets and Liabilities                    (862)
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 2,485,676 outstanding shares of
   beneficial interest                             $25,034
Undistributed net investment income                      1
Accumulated net realized loss on
   investments                                         (77)
Net unrealized depreciation
   on investments                                     (445)
                                                  --------
 Total Net Assets -- 100.0%                       $ 24,513
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.86
                                                  ========

AMBAC     AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP       CERTIFICATE OF PARTICIPATION
FGIC      FINANCIAL GUARANTY INSURANCE COMPANY
FSA       FINANCIAL SECURITY ASSISTANCE
GO        GENERAL OBLIGATION
MBIA      MUNICIPAL BOND INSURANCE ASSOCIATION
RB        REVENUE BOND
SER       SERIES
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.


NEW YORK MUNICIPAL
BOND FUND

MUNICIPAL BONDS -- 99.2%
NEW YORK -- 97.3%
   Arlington County, Central School
     District Project, Ser B, GO, FGIC
     6.000%, 12/15/02                   $250      $    263
   Erie County, GO, FGIC
     5.000%, 11/01/04                    200           205
   Long Island, Power Authority,
     New York Electric Systems
     Project, Sub Ser 6, RB (A) (B)
     3.100%, 09/01/99                    700           700
   Long Island, Power Authority,
     New York Electric Systems Revenue
     Project, Sub Ser 8, RB, MBIA
     5.000%, 04/01/06                    200           202

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Nassau County, Industrial
     Development Authority, Civic
     Facilities Revenue Project, RB
     5.250%, 07/01/10                   $475      $    482
   Nassau County, General
     Improvement, Ser Y, GO, FGIC
     5.000%, 03/01/08                    200           200
   Nassau County, Industrial
     Development Agency Authority,
     Hofstra University Project, RB
     5.250%, 07/01/08                    100           102
   Naussa County, Industrial
     Development Agency Authority,
     Hofstra University Project,
     RB, MBIA
     5.250%, 07/01/12                    130           131
   Nassau County, Ser A, GO, FGIC
     5.500%, 07/01/06                     60            62
   New York City, Health and Hospital
     Project, Ser A, RB Callable
     02/15/03 @ 102
     6.000%, 02/15/05                     45            48
   New York City, Metropolitan
     Transportation Authority,
     Commuter Facilities Project,
     Ser C-1, RB, FGIC
     6.000%, 07/01/07                    140           151
   New York City, Municipal Assistance
     Authority, GO
     6.000%, 07/01/05                    475           508
   New York City, Municipal Assistance
     Authority, Ser G, GO
     6.000%, 07/01/06                    425           456
     6.000%, 07/01/07                    225           242
   New York City, Municipal Assistance
     Authority, Ser N, GO
     5.000%, 07/01/06                    250           254
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     System Project, Ser D, RB
     5.000%, 06/15/08                    200           199
   New York City, Ser C, Sub Ser C-1, GO
     Pre-Refunded @ 101.5 (D)
     7.500%, 08/01/02                    185           204
   New York City, Ser C, Sub Ser
     C-1, GO, FSA Pre-Refunded
     08/01/02 @ 101.5
     6.250%, 08/01/10                    105           112
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     5.000%, 11/15/07                    325           329

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



NEW YORK MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New York City, Transitional
     Finance Authority, Future
     Tax Secured Project, Ser A,
     RB Callable 08/15/07 @ 101
     5.000%, 08/15/11                   $300      $    293
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB Callable
     05/01/09 @ 101
     5.125%, 11/01/10                    300           299
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB Callable
     05/15/08 @ 101
     5.000%, 11/15/09                    305           305
   New York City, Transitional Finance
     Authority, Future Tax Secured,
     Ser C, RB Callable
     05/01/09 @ 101
     5.250%, 05/01/12                    125           124
   New York City, Transportation
     Facilities Authority, Livingston
     Plaza Project, RB, FSA
     5.400%, 01/01/18                    105           104
   New York State, Battery Park City,
     Ser A, RB Callable
     11/01/03 @ 102
     5.000%, 11/01/08                     60            59
   New York State, Commander
     General Services Executive
     Department, COP
     5.000%, 02/01/04                    300           304
   New York State, Dormitory
     Authority, Culinary Institute
     of America, RB, MBIA
     5.000%, 07/01/06                    545           554
   New York State, Dormitory
     Authority, La Salle 1 Project,
     Ser B, RB, AMBAC
     5.000%, 07/01/06                    130           132
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities,
     Ser B, RB
     6.500%, 08/15/09                    400           441
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities
     Project, RB, AMBAC
     5.250%, 08/15/09                    385           391

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser D, RB, MBIA
     5.000%, 08/15/05                   $150      $    152
   New York State, Dormitory
     Authority, Montefiore Medical
     Center Project, RB, AMBAC
     5.750%, 08/01/07                    500           529
   New York State, Dormitory
     Authority, Municipal Health
     Facilities Improvement Project,
     Ser 1, RB, FSA
     5.000%, 01/15/08                    590           591
   New York State, Dormitory
     Authority, New York University
     Project, Ser A, RB, MBIA
     6.000%, 07/01/19                    100           106
   New York State, Dormitory
     Authority, Presbyterian Hospital
     Project, RB, AMBAC
     5.500%, 08/01/09                    500           518
   New York State, Dormitory
     Authority, Presbyterian Hospital
     Project, RB, AMBAC
     5.500%, 02/01/09                    300           310
   New York State, Dormitory
     Authority, Rochester Institute of
     Technology Project, RB, MBIA
     6.000%, 07/01/07                    300           323
   New York State, Dormitory
     Authority, Saint John's University
     Project, RB, MBIA Callable
     07/01/08 @ 101
     5.000%, 07/01/10                    230           228
   New York State, Dormitory
     Authority, Secondary Hospital
     Project, Ser F, RB, MBIA
     5.125%, 02/15/08                    250           253
   New York State, Dormitory
     Authority, State University
     Athletic Facility Project, RB,
     MBIA Callable 07/01/08 @ 101
     5.250%, 07/01/13                    100            99
   New York State, Environmental
     Facilities Authority, Corporate
     Pollution Control Revenue
     Project, RB
     5.750%, 06/15/09                    400           422
   New York State, Environmental
     Facilities Authority, Pollution
     Control, State Water Project,
     Ser E, RB
     6.100%, 06/15/00                    200           204


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New York State, Environmental
     Facilities Authority, State Water
     Project, RB
     5.750%, 06/15/08                   $385      $    408
   New York State, GO
     6.500%, 03/15/05                    100           109
   New York State, GO Callable
     07/15/06 @ 101
     5.200%, 07/15/07                    100           102
   New York State, GO, FGIC
     5.250%, 08/01/06                    100           103
   New York State, Government
     Assistance, Ser C, GO
     Pre-Refunded @ 102 (D)
     6.250%, 04/01/02                    500           534
   New York State, Government
     Assistance, Ser B, GO
     Pre-Refunded @102 (D)
     6.000%, 04/01/02                    150           159
   New York State, Housing Finance,
     Hospital and Healthcare Project,
     Ser A, RB, MBIA Callable
     11/01/08 @ 101
     5.000%, 11/01/11                    100            98
   New York State, Local Government
     Assistance, Ser A, GO, AMBAC
     5.000%, 04/01/04                    325           332
   New York State, Local Government
     Assistance, Ser A, GO
     6.000%, 04/01/06                    150           160
   New York State, Local Government
     Assistance, Ser C, GO Callable
     04/01/02 @102
     5.700%, 04/01/03                    150           156
   New York State, Medical Care
     Facility Finance Agency, Mental
     Health Services Facilities Project,
     Ser C, RB, MBIA
     5.250%, 08/15/03                    375           385
   New York State, Metropolitan
     Transportation Authority,
     New York Service Contract,
     Ser N, RB Callable
     07/01/02 @ 102
     7.125%, 07/01/09                    250           269
   New York State, Metropolitan
     Transportation Authority, Ser A,
     GO Pre-Refunded @ 101.5 (D)
     6.375%, 07/01/04                    500           548
   New York State, Urban
     Development, State Facilities, RB
     6.250%, 04/01/05                    100           107

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New York State, Ser D, GO,
     AMBAC Callable
     07/15/08 @101
     5.000%, 07/15/12                   $150      $    147
   New York State, Ser F, GO
     5.000%, 09/15/06                    100           102
   New York State, Ser F, GO, AMBAC
     5.500%, 09/15/08                    750           784
   New York State, Thruway Authority,
     Highway and Bridge
     Transportation Project,
     Ser B, RB, MBIA
     6.000%, 04/01/05                    225           240
   New York State, Thruway
     Authority, Highway and Bridge
     Transportation Project,
     Ser A, RB, MBIA
     6.250%, 04/01/04                    100           107
   New York State, Thruway Authority,
     Highway and Bridge
     Transportation Project, Ser B, RB,
     FSA Callable 04/01/07 @ 101
     5.000%, 04/01/17                    150           140
   New York State, Triborough Bridge and
     Tunnel Authority, Ser X, RB
     Callable 01/01/11 @ 100
     6.625%, 01/01/12                    160           179
   New York State, Triborough Bridge
     and Tunnel Authority, Special
     Obligation Project, Ser A, RB,
     MBIA Callable 01/01/09 @ 101
     5.125%, 01/01/14                    175           169
   New York State, Triborough Bridge
     and Tunnel Authority, General
     Purpose Project, Ser Y, RB
     5.800%, 01/01/06                    175           185
   New York State, Urban
     Development, Community
     Enhancement Facilities Project,
     RB, AMBAC
     5.000%, 04/01/07                    300           303
   New York State, Urban Development,
     Community Enhancement
     Facilities, Ser A, RB
     5.000%, 04/01/05                    250           252
   New York State, Urban Development,
     Corporate Revenue Correctional
     Capital Facilities, RB, AMBAC
     5.500%, 01/01/09                    200           208
   New York State, Urban Development,
     Correctional Facilities Services
     Contract Project, Ser B, RB, AMBAC
     5.000%, 01/01/08                    200           201

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



NEW YORK MUNICIPAL
BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New York State, Urban
     Development, State Facilities
     Project, RB
     6.250%, 04/01/03                   $100      $    105
   New York, Ser A, GO
     5.250%, 08/01/08                    500           506
   New York, Ser A, GO
     Pre-Refunded @ 101.5 (D)
     7.750%, 08/15/01                    250           271
   New York, Ser J, GO, FGIC
     5.250%, 08/01/07                    190           194
   New York, Sub Ser E6, GO
     FGIC (A) (B)
     3.000%, 09/01/99                    200           200
   Oneida County, New York Public
     Improvement Authority, RB,
     AMBAC Callable
     04/15/08 @ 101.00
     5.000%, 04/15/09                    700           703
   Steuben County, Public Improvement
     Authority, RB, AMBAC
     5.375%, 05/01/01                    200           204
   Syracuse County, Ser B, GO, FSA
     5.000%, 10/01/05                    200           204
   Westchester County, Dormitory
     Authority, Lease Revenue Court
     Facilities Project, RB, AMBAC
     5.000%, 08/01/08                    140           141
   Yonkers County, GO, AMBAC
     Callable 06/01/09 @ 101
     5.000%, 12/01/10                    390           385
                                                  --------
                                                    20,991
                                                  --------
PUERTO RICO -- 1.9%
   Puerto Rico, Industrial Educational,
     Medical and Enviromental Control
     Facilities Authority, Ana G. Mendez
     University Systems Project, RB
     5.000%, 02/01/03                    400           403
                                                  --------
Total Municipal Bonds
(Cost $21,989)                                      21,394
                                                  --------
Total Investments -- 99.2%
   (Cost $21,989)                                   21,394
                                                  --------
Other Assets and Liabilities, Net -- 0.8%              168
                                                  --------

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 2,206,056 outstanding shares of
   beneficial interest                             $22,184
Undistributed net investment income                      1
Accumulated net realized loss on
   investments                                         (28)
Net unrealized depreciation on investments            (595)
                                                  --------
 Total Net Assets -- 100.0%                        $21,562
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.77
                                                  ========

AMBAC     AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP       CERTIFICATE OF PARTICIPATION
FGIC      FINANCIAL GUARANTY INSURANCE COMPANY
FSA       FINANCIAL SECURITY ASSISTANCE
GO        GENERAL OBLIGATION
MBIA      MUNICIPAL BOND INSURANCE ASSOCIATION
RB        REVENUE BOND
SER       SERIES
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.


CALIFORNIA MUNICIPAL
BOND FUND

MUNICIPAL BONDS -- 105.2%
CALIFORNIA -- 103.3%
   Abag, Financial Authority for
     Non-Profit Corporations,
     Channing House Project, RB
     4.649%, 02/15/06                 $  585      $    572
     4.900%, 02/15/09                    780           752
   Abag, Financial Authority for
     Non-Profit Corporations, YMCA
     San Francisco Refinancing Project,
     Ser A, COP, ACA Insured
     4.200%, 10/01/04                    100            98


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Abag, Financial Authority For
     Non-Profit Corporations, YMCA
     San Francisco Refinancing Project,
     Ser A, COP, ACA Insured
     4.300%, 10/01/05                 $  100      $     97
     4.400%, 10/01/06                    100            97
   Alameda, Public Financing
     Authority, RB Callable
     09/02/99 @ 102
     4.600%, 09/02/03                    500           494
   Bret Harte, Unified High School
     District Authority, Capital
     Improvements Project, RB, FSA
     3.900%, 09/01/03                     80            79
   Calabasas, Special Tax, Community
     Facilities District 98-1, GO
     5.000%, 09/01/05                    200           197
     5.100%, 09/01/06                    100            98
     5.200%, 09/01/07                    150           147
   California, Educational Facilities
     Authority, Heald Colleges
     Project, RB
     4.400%, 02/15/04                    245           241
     4.500%, 02/15/05                    280           274
     4.600%, 02/15/06                    295           287
   California, Educational Facilities
     Authority, Heald Colleges Project,
     RB Callable 02/15/06 @ 102
     4.700%, 02/15/07                    305           296
   California, Educational Facilities
     Authority, Pooled Colleges &
     Universities Project, Ser B, RB
     4.300%, 04/01/04                  1,000           977
     4.500%, 04/01/06                    480           465
     4.600%, 04/01/07                    250           241
   California, Educational Facilities
     Authority, University of San Diego
     Project, Zero Coupon, RB, AMBAC
     0.000%, 10/01/09                    725           437
   California, Health Facilities, Finance
     Authority, St. Josephs Health
     Systems Project, Ser A,
     RB (A) (B) (C)
     2.300%, 09/01/99                    400           400
   California, Health Facilities, Finance
     Authority, Summit Medical Center
     Project, Ser A, RB, FSA
     5.250%, 05/01/03                     50            52
   California, Health Facilities, Financial
     Authority, Catholic Healthcare
     West Project, Ser A, RB, MBIA
     5.500%, 07/01/06                    150           158

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   California, Health Facilities,
     Financing Authority, Downey
     Community Hospital Project, RB
     5.100%, 05/15/02                 $  155      $    157
   California, Housing Financing
     Agency, Single-Family Mortgage
     Project, Ser D-1, RB
     4.650%, 08/01/08                    545           537
   California, Pollution Control
     Finance Authority, Southern
     California Edison,
     Ser A, RB (A) (B) (C)
     2.600%, 09/01/99                  1,000         1,000
   California, Pollution Control
     Finance Authority, Southern
     California Edison,
     Ser B, RB (A) (B) (C)
     2.600%, 09/01/99                    100           100
   California State, GO, MBIA
     5.500%, 04/01/10                  1,000         1,042
   California State, GO
     5.500%, 10/01/06                    100           106
   California State, Public Works Board,
     California Community Colleges
     Project, Ser A, RB
     5.000%, 12/01/10                    225           224
   California State, Public Works Board,
     Community Colleges Project,
      Ser D, RB
     5.250%, 10/01/10                  2,200         2,252
   California State, Public Works Board,
     University of California Project,
     Ser C, RB, AMBAC
     5.250%, 09/01/07                    250           260
   California State, Public Works Board,
     University of California Project,
     Ser F, RB
     5.250%, 12/01/06                    500           522
   California State, Public Works
     Board, Lease Community Colleges
     Project, Ser B, RB, MBIA
     4.400%, 09/01/07                  1,000           987
   California State, University Revenue
     and Colleges Authority, Housing
     Systems Project, RB, FGIC
     4.700%, 11/01/01                     50            51
   Carpinteria, Capital Improvement
     Refinancing Project, COP, MBIA
     4.200%, 03/01/07                    100            97
   Central Valley, School District
     Financing Authority,
     Ser A, RB, MBIA
     5.800%, 08/01/03                    250           264

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



CALIFORNIA MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Central Valley, School District
     Financing Authority,
     Ser A, Zero Coupon, RB, MBIA
     0.000%, 02/01/08                 $  250      $    165
   Chaffey, Community College
     District, COP
     4.300%, 09/01/06                    295           289
   Coalinga, Public Financing
     Authority, Senior Lien Project,
     Ser A, RB, AMBAC
     5.500%, 09/15/08                    625           661
   Duarte, Ser A, COP
     4.625%, 04/01/07                    150           143
   El Monte, Department of Public
     Social Services Facilities, COP,
     AMBAC
     4.100%, 06/01/08                    500           476
   El Rancho, Unified School District,
     Capital Appreciation Project,
     Ser B, Zero Coupon, GO, FGIC
     0.000%, 08/01/05                    285           217
   El Rancho, Unified School District,
     Ser B, Zero Coupon, GO, FGIC
     0.000%, 08/01/04                    200           160
   Elk Grove, Unified School Disrict,
     Community Facilities
     District No. 1, GO, AMBAC
     6.500%, 12/01/06                     75            84
   Fairfield, Housing Authority,
     Creekside Estates Mobile Project, RB
     5.050%, 09/01/06                    265           259
     5.150%, 09/01/07                    220           215
   Folsom, Community
     Correctional Facility, COP
     5.000%, 10/01/06                  1,000           992
   Fontana, Community Facility
     District, Ser A, RB, FSA
     4.700%, 09/01/08                    675           674
     4.800%, 09/01/09                  1,110         1,106
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     4.900%, 10/01/07                  1,345         1,343
     5.100%, 10/01/09                    360           359
   Fontana, Redevelopment Agency,
     Southwest Industrial Park
     Project, TA, MBIA
     4.000%, 09/01/01                     40            40
   Foothill, Eastern Corridor Agency,
     Toll Road Project, RB, MBIA
     4.375%, 01/15/07                  1,000           985
   Fowler, Unified School District,
     GO, MBIA
     4.650%, 01/01/08                    140           139
     4.700%, 01/01/09                    145           144

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Fresno, Joint Powers Financing
     Authority, Cab's Project, Zero
     Coupon, RB, AMBAC
     0.000%, 09/01/07                 $  250      $    170
   Fresno, Multi-Family Housing
     Revenue, Maple Leaf
     Apartments, Ser B, RB
     5.000%, 04/01/00                  1,000         1,000
   Golden West, Schools Financing
     Authority, Capital Appreciation
     Project, Ser A, Zero Coupon,
     GO, MBIA
     0.000%, 02/01/10                    640           374
   Golden West, Schools Financing
     Authority, Ser A, Zero Coupon,
     GO, MBIA
     5.100%, 08/01/04                  1,060         1,097
   Golden West, Schools Financing
     Authority, Refunding Project,
     Ser A, GO, MBIA
     6.450%, 08/01/09                    250           281
   Hawthorne, School District, Ser B,
     Zero Coupon, GO, FGIC
     0.000%, 11/01/09                    500           300
   HI Desert, Memorial Healthcare
     District, RB
     5.000%, 10/01/05                    250           244
   Irvine Ranch, Water District
     No. 105, RB (A) (B) (C)
     2.400%, 09/01/99                    100           100
     2.400%, 09/01/99                  1,600         1,600
   Lake Elsinore, Public Financing
     Authority, Local Agency Project,
     Ser G, RB
     5.100%, 09/02/04                    200           197
   Lodi, Electric Systems
     Revenue Authority,
     Ser B, Zero Coupon, COP, MBIA
     Callable 01/15/09 @ 90.350
     0.000%, 01/15/11                  1,000           531
   Long Beach, Building Financing
     Authority, Rainbow Harbor
     Refinancing Project,
     Ser A, RB, AMBAC
     4.750%, 05/01/08                  1,140         1,143
   Los Angeles County, Metropolitan
     Transportation Authority, 1st Tier
     Project, Ser A, RB, FSA
     5.250%, 07/01/07                    500           521
   Los Angeles County, Metropolitan
     Transportation Authority, 2nd Tier
     Project, Ser A, RB, FSA
     5.500%, 07/01/10                  1,000         1,044


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles County, Schools
     Regionalized Business Services,
     Pooled Financing, Ser A,
     Zero Coupon, GO, AMBAC
     0.000%, 08/01/10                 $1,915      $  1,084
   Los Angeles, Department of Public
     Social Services, Ser A,
     COP, AMBAC Callable
     08/01/09 @ 101
     5.000%, 08/01/10                    600           601
   Los Angeles, Department of Public
     Social Services,
     Ser A, COP, AMBAC
     4.750%, 08/01/07                    715           721
   Los Angeles, Municipal
     Improvement Corporate Lease,
     Police Emergency, Ser D, TA
     Callable 09/01/07 @ 100
     4.125%, 09/01/08                    400           382
   Los Angeles, Regional Airport
     Improvement Corporation Lease,
     Sublease Los Angeles
     International Airport
     (LAX), RB (A) (B) (C)
     3.100%, 09/01/99                    300           300
   Los Angeles, Unified School
     Districts, Ser C, GO
     4.375%, 07/01/07                  1,000           984
   Madera County, Valley Childrens
     Hospital Project, COP, MBIA
     6.250%, 03/15/07                     50            55
   Metropolitan Water District,
     Southern California Waterworks
     Authority, Ser A, RB
     5.500%, 07/01/05                    100           106
   Midpeninsula, Regional Open Space
     District, California Financing
     Authority, Second Issue,
     RB, AMBAC
     4.600%, 08/01/07                    515           514
   Midpeninsula, Regional Open Space
     District, Financing Authority,
     RB, AMBAC
     4.200%, 09/01/09                  1,005           953
   Mountain Empire, Unified School
     District, Ser A, GO, MBIA
     3.950%, 09/01/06                     65            63
   Orange County, Local
     Transportation Authority, Sales
     Tax Revenue Measure, Ser A, RB
     5.500%, 02/15/11                  1,300         1,347
   Orange County, Recovery
     Authority, Ser A, COP, MBIA
     6.000%, 07/01/08                    500           546

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Orange County,
     Sanitation District 1, 2 & 3-
     Capital Improvement, COP (A) (B)
     2.400%, 09/01/99                 $  700      $    700
   Orange County, Sanitation District,
     COP, AMBAC (A) (B) (C)
     2.400%, 09/01/99                  1,000         1,000
   Palomar, Pomerado Health System,
     RB, MBIA
     4.375%, 11/01/06                  1,000           988
   Pasadena, Unified School District,
     Ser A, GO, FGIC
     5.625%, 05/01/08                    255           272
   Pinole, Redevelopment Agency,
     Pinole Vista Redevelopment
     Project, RB, FSA
     4.700%, 08/01/08                    835           834
     4.800%, 08/01/09                    720           717
   Pomona, Unified School District,
     Ser A, GO, FGIC
     5.450%, 02/01/06                    195           205
   Poway, Redevelopment Agency,
     Paguay Redevelopment Project,
     RB Callable 06/15/00 @ 100.5
     4.750%, 12/15/03                  2,000         1,968
   Rancho Cucamonga, Public
     Financing Authority, Senior Lien,
     Ser A, RB, MBIA
     4.400%, 09/02/05                  1,000           999
   Redlands, Wastewater Finance
     Authority, Ser A, RB, FSA
     4.500%, 09/01/08                    745           733
   Richmond, Joint Powers Financing
     Authority, Port Terminal Lease
     Project, RB
     4.250%, 06/01/05                    585           570
     4.350%, 06/01/06                    630           611
   Riverside County, Community
     Facilities District No. 84-2, TA
     3.850%, 09/01/99                    125           125
     4.050%, 09/01/00                    300           299
   Riverside County, Public Financing
     Authority, RB
     5.400%, 05/15/09                  1,000         1,000
   Riverside, Redevelopment Authority,
     Casa Blanca Redevelopment
     Project, Ser A, TA, AMBAC
     4.100%, 08/01/08                    385           367
   Riverside, Redevelopment Authority,
     Casa Blanca Redevelopment
     Project, Ser A, TA, AMBAC
     Callable 08/01/08 @ 102
     4.300%, 08/01/10                    305           286

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



CALIFORNIA MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Riverside, Redevelopment Authority,
     University Corridor Project,
     Ser A, TA, AMBAC
     4.000%, 08/01/07                 $  175      $    167
     4.100%, 08/01/08                    300           286
   Riverside, Redevelopment Authority,
     University Corridor Project,
     Ser A, TA, AMBAC Callable
     08/01/08 @ 102
     4.200%, 08/01/09                    335           318
   Riverside, Redevelopment Authority,
     University Corridor Project,
     Ser A, TA, AMBAC
     Callable 08/01/08 @ 102
     4.300%, 08/01/10                    380           357
   Sacramento County, Public Facilities,
     Gas to Energy Project, COP, MBIA
     4.000%, 12/01/04                    300           295
   San Bernadino, United School District,
     Ser B, Zero Coupon, GO, FGIC
     0.000%, 08/01/07                    915           626
   San Diego County, Burham Institute
     Project, COP
     4.700%, 09/01/02                    200           200
     4.800%, 09/01/03                    200           200
     5.150%, 09/01/06                    700           701
   San Diego, Unified School District,
     Ser A, Zero Coupon, GO, FGIC
     0.000%, 07/01/05                  1,000           764
   San Diego, Public Facility Financing
     Authority, Lein Reassessment
     Project, Ser A, RB, AMBAC
     4.100%, 09/02/09                    730           687
   San Diego, Redevelopment Agency,
     Center City Redevelopment
     Project, Ser A, TA, AMBAC
     5.000%, 09/01/09                    300           304
   San Francisco Bay Area, Bridge Toll,
     TRAN, ACA Insured
     4.900%, 02/01/05                    750           750
     5.000%, 02/01/06                    500           499
   San Francisco State, University
     Foundation Student Housing,
     RB, ACA Insured
     4.400%, 07/01/06                    425           417
     4.500%, 07/01/07                    365           357

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   San Joaquin County, General
     Hospital Project, RB, MBIA
     4.250%, 09/01/08                 $1,000      $    959
   San Rafael, Redevelopment Agency,
     San Rafael Redevelopment
     Project, TA, AMBAC
     4.750%, 12/01/06                    285           289
   Sanger, Unified School District,
     GO, MBIA
     5.200%, 02/01/06                    720           745
     5.200%, 08/01/06                    180           187
     5.200%, 08/01/07                    190           197
     5.250%, 08/01/08                    200           207
     5.250%, 08/01/09                    210           216
     5.250%, 08/01/10                    225           230
   Saratoga, Unified School District, GO
     4.200%, 09/01/08                    200           192
   Sartoga, Unified School District,
     GO, MBIA
     4.100%, 09/01/07                    150           144
   South Orange County, Public
     Financing Authority,
     Ser A, RB, FSA
     4.400%, 08/15/06                  1,200         1,191
     4.750%, 08/15/09                  1,000           993
   Tustin, Unified School District,
     Community Facilities District
     No. 88-1, GO
     4.000%, 09/01/06                    350           338
   Vallejo, Public Financing Authority,
     RB, MBIA
     4.600%, 07/15/07                    100           100
     4.750%, 07/15/08                    105           105
   Walnut, Improvement Agency,
     Ser A, GO, MBIA
     4.000%, 09/01/08                    255           241
   Wasco, Sewer Revenue Project,
     RB, MBIA
     3.850%, 05/01/04                    170           166
     3.950%, 05/01/05                    175           170
     4.050%, 05/01/06                    185           179
     4.150%, 05/01/07                    190           184
     4.200%, 05/01/08                    200           192
     4.300%, 05/01/09                    205           196
     4.400%, 05/01/10                    215           204
   Washington Township, Healthcare
     Project, RB
     4.400%, 07/01/06                  1,010           967


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Westlands, Water District,
     Ser A, RB, AMBAC
     4.000%, 03/01/07                 $  150      $    144
     4.125%, 03/01/08                    275           263
     4.250%, 03/01/09                    240           228
                                                  --------
                                                    66,596
                                                  --------

OTHER -- 1.9%
   Guam, Power Authority, Ser A
     4.000%, 10/01/04                  1,000           966
   Puerto Rico, Electric Power
     Authority, Ser GG, RB, FSA
     5.000%, 07/01/07                    250           256
                                                  --------
                                                     1,222
                                                  --------
Total Municipal Bonds
   (Cost $69,016)                                   67,818
                                                  --------
Total Investments -- 105.2%
   (Cost $69,016)                                   67,818
                                                  --------
Other Assets and Liabilities -- (5.2%)
   Securities Purchased Payable                     (6,761)
   Other Assets and Liabilities, Net                 3,412
                                                  --------
Total Other Assets and Liabilities                  (3,349)
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 6,474,643 outstanding shares of
   beneficial interest                              65,721
Accumulated net realized loss on
   investments                                         (54)
Net unrealized depreciation on investments          (1,198)
                                                  --------
 Total Net Assets -- 100.0%                        $64,469
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.96
                                                  ========

ACA       AMERICAN CAPITAL ACCESS
AMBAC     AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP       CERTIFICATE OF PARTICIPATION
FGIC      FINANCIAL GUARANTY INSURANCE COMPANY
FSA       FINANCIAL SECURITY ASSISTANCE
GO        GENERAL OBLIGATION
MBIA      MUNICIPAL BOND INSURANCE ASSOCIATION
RB        REVENUE BOND
SER       SERIES
TA        TAX ALLOCATION
TRAN      TAX & REVENUE ANTICIPATION NOTE

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.


STATEMENT OF OPERATIONS (000)
---------------------------------------------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE YEAR ENDED AUGUST 31, 1999


                                                          --------              ------------           ---------------
                                                                                 CALIFORNIA             INSTITUTIONAL
                                                          TAX FREE               TAX EXEMPT               TAX FREE
                                                            FUND                    FUND                    FUND
                                                          --------              ------------           ---------------
INVESTMENT INCOME:
   Interest Income                                         $20,388                $13,898                  $33,588
                                                           -------                -------                  -------
EXPENSES:
   Management Fees                                           2,198                  1,058                    3,599
   Waiver of Management Fees                                    --                   (100)                    (972)
   Investment Advisory Fees                                    226                    170                      371
   Waiver of Investment Advisory Fees                           --                     --                       --
   Custodian/Wire Agent Fees                                    42                     23                       46
   Professional Fees                                            52                     46                       71
   Pricing Fees                                                  4                      3                        7
   Registration Fees                                            30                     14                       18
   Trustee Fees                                                 15                     12                       24
   Shareholder Servicing Fees (1)                            1,526                  3,197                    2,617
   Shareholder Servicing Fee Waivers                        (1,432)                (1,149)                  (2,229)
   Printing Fees                                                69                     50                      118
   Insurance Fees                                                6                      4                        8
   Other Expenses                                               10                      7                       10
                                                           -------                -------                  -------
   Total Expenses                                            2,746                  3,335                    3,688
                                                           -------                -------                  -------
NET INVESTMENT INCOME                                       17,642                 10,563                   29,900
                                                           -------                -------                  -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on Investments                     (20)                    43                      (28)
                                                           -------                -------                  -------
   Net Change in Unrealized Depreciation
     on Investments                                             --                     --                       --
                                                           -------                -------                  -------
   Net Realized and Unrealized Gain (Loss)
     on Investments                                            (20)                    43                      (28)
                                                           -------                -------                  -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $17,622                $10,606                  $29,872
                                                           =======                =======                  =======

   (1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-------------------------------------------------------------------------------------------------------------



------------                  ---------------                   -------------                  -------------
PENNSYLVANIA                   INTERMEDIATE-                    PENNSYLVANIA                   MASSACHUSETTS
  TAX FREE                    TERM MUNICIPAL                      MUNICIPAL                      MUNICIPAL
    FUND                          FUND                           BOND FUND                      BOND FUND
------------                  ---------------                   -------------                  -------------
  $1,600                           $26,403                          $5,709                          $ 406
  ------                           -------                          ------                          -----

     170                             1,369                             392                             23
     (40)                             (110)                           (101)                            (7)
      17                             1,883                             224                             32
      --                                --                              --                             --
       3                                58                               8                              1
       2                                45                               1                              1
      --                                46                               5                              1
       2                                77                               1                              6
       1                                11                               2                             --
     118                             1,426                             332                             24
    (118)                           (1,426)                           (322)                           (24)
       9                                32                               4                              1
       1                                 5                               1                             --
      --                                 7                               1                             --
  ------                           -------                          ------                          -----
     165                             3,423                             548                             58
  ------                           -------                          ------                          -----
   1,435                            22,980                           5,161                            348
  ------                           -------                          ------                          -----


      (2)                            1,719                             136                             --
  ------                           -------                          ------                          -----

      --                           (22,500)                         (4,706)                          (507)
  ------                           -------                          ------                          -----

      (2)                          (20,781)                         (4,570)                          (507)
  ------                           -------                          ------                          -----


  $1,433                           $ 2,199                          $  591                          $(159)
  ======                           =======                          ======                          =====



                                                                                                       75



STATEMENT OF OPERATIONS (000) (concluded)
---------------------------------------------------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE PERIOD ENDED AUGUST 31, 1999



                                         ------------               ------------            -------------
                                          NEW JERSEY                 NEW YORK                CALIFORNIA
                                           MUNICIPAL                 MUNICIPAL                MUNICIPAL
                                             BOND                      BOND                     BOND
                                             FUND                      FUND                     FUND
                                         ------------               ------------            -------------
INVESTMENT INCOME:
   Interest Income                           $ 500                     $ 497                   $1,235
                                             -----                     -----                   ------
EXPENSES:
   Management Fees                              31                        28                       74
   Waiver of Management Fees                    (7)                       (8)                     (16)
   Investment Advisory Fees                     43                        39                      101
   Waiver of Investment Advisory Fees           --                        --                       --
   Custodian/Wire Agent Fees                     1                         1                        2
   Professional Fees                             1                         1                        2
   Pricing Fees                                  1                         1                        2
   Registration Fees                             6                         8                       16
   Trustee Fees                                 --                        --                       --
   Shareholder Servicing Fees (1)               32                        30                       77
   Shareholder Servicing Fee Waivers           (32)                      (30)                     (77)
   Printing Fees                                 1                         1                        3
   Insurance Fees                               --                        --                       --
   Other Expenses                               --                        --                       --
                                             -----                     -----                   ------
   Total Expenses                               77                        71                      184
                                             -----                     -----                   ------
NET INVESTMENT INCOME                          423                       426                    1,051
                                             -----                     -----                   ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Loss on Investments            (77)                      (28)                     (27)
   Net Change in Unrealized Depreciation
     of Investments                           (450)                     (602)                  (1,206)
                                             -----                     -----                   ------
   Net Realized and Unrealized Loss
     on Investments                           (527)                     (630)                  (1,233)
                                             -----                     -----                   ------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                $(104)                    $(204)                  $ (182)
                                             =====                     =====                   ======


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



STATEMENT OF CHANGES IN NET ASSETS (000)
---------------------------------------------------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE YEARS ENDED AUGUST 31,




                                              -----------------------    -----------------------    -----------------------
                                                                               CALIFORNIA                 INSTITUTIONAL
                                                      TAX FREE                 TAX EXEMPT                   TAX FREE
                                                        FUND                      FUND                        FUND
                                              -----------------------   ------------------------    -----------------------
                                                 1999         1998         1999         1998           1999         1998
                                              -----------   ---------   ----------  ------------    ----------  -----------
INVESTMENT ACTIVITIES:
   Net investment income                      $    17,642  $   16,717   $   10,563  $     13,886    $   29,900  $    34,816
   Net realized Gain (loss) on Investments            (20)         (8)          43           (45)          (28)         (15)
                                              -----------  ----------   ----------  ------------    ----------  -----------
   Net increase in Net Assets Resulting
     from Operations                               17,622      16,709       10,606        13,841        29,872       34,801
                                              -----------  ----------   ----------  ------------    ----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                      (17,656)    (16,717)      (1,361)       (1,653)      (27,050)     (31,995)
     Class B                                           --          --           (7)           --        (2,091)      (2,287)
     Class C                                           --          --           --            --          (803)        (652)
     Class D                                           --          --           --            --            --           --
     Class CNI (1)                                     --          --       (9,194)      (12,243)           --           --
   Net Capital Gains
     Class A                                           --          --           --            --            --           --
     Class B                                           --          --           --            --            --           --
                                              -----------  ----------   ----------  ------------    ----------  -----------
     Total Distributions                          (17,656)    (16,717)     (10,562)      (13,896)      (29,944)     (34,934)
                                              -----------  ----------   ----------  ------------    ----------  -----------
TRANSACTIONS (2):
   Class A:
     Proceeds from Shares Issued                3,657,826   2,868,542      418,028       471,131     4,535,456    4,812,267
     Reinvestment of Cash Distributions             4,222       2,527          191            76         2,794        1,150
     Cost of Shares Redeemed                   (3,553,080) (2,758,801)    (435,351)     (483,007)   (4,565,492)  (4,999,980)
                                              -----------  ----------   ----------  ------------    ----------  -----------
     Total Class A Share Transactions             108,968     112,268      (17,132)      (11,800)      (27,242)    (186,563)
                                              -----------  ----------   ----------  ------------    ----------  -----------
   Class B:
     Proceeds from Shares Issued                       --          --        1,398            --       213,631      404,501
     Reinvestment of Cash Distributions                --          --           --            --         1,300          857
     Cost of Shares Redeemed                           --          --         (891)           --      (252,619)    (345,134)
                                              -----------  ----------   ----------  ------------    ----------  -----------
     Total Class B Share Transactions                  --          --          507            --       (37,688)      60,224
                                              -----------  ----------   ----------  ------------    ----------  -----------
   Class C:
     Proceeds from Shares Issued                       --          --           --            --       184,115      169,692
     Reinvestment of Cash Distributions                --          --           --            --            --           --
     Cost of Shares Redeemed                           --          --           --            --      (168,768)    (156,390)
                                              -----------  ----------   ----------  ------------    ----------  -----------
     Total Class C Share Transactions                  --          --           --            --        15,347       13,302
                                              -----------  ----------   ----------  ------------    ----------  -----------
   Class D:
     Proceeds from Shares Issued                       --          --           --            --            --           --
     Reinvestment of Cash Distributions                --          --           --            --            --           --
     Cost of Shares Redeemed                           (1)         --           --            --            --           --
                                              -----------  ----------   ----------  ------------    ----------  -----------
     Total Class D Share Transactions                  (1)         --           --            --            --           --
                                              -----------  ----------   ----------  ------------    ----------  -----------
   Class CNI (1):
     Proceeds from Shares Issued                       --          --    1,050,353     1,076,760            --           --
     Reinvestment of Cash Distributions                --          --        5,539         9,619            --           --
     Cost of Shares Redeemed                           --          --   (1,529,995)   (1,024,432)           --           --
                                              -----------  ----------   ----------  ------------    ----------  -----------
     Total Class CNI Share Transactions                --          --     (474,103)       61,947            --           --
                                              -----------  ----------   ----------  ------------    ----------  -----------
   Increase (Decrease) in Net Assets from
     Share Transactions                           108,967     112,268     (490,728)       50,147       (49,583)    (113,037)
                                              -----------  ----------   ----------  ------------    ----------  -----------
   Total Increase (Decrease) in Net Assets        108,933     112,260     (490,684)       50,092       (49,655)    (113,170)
                                              -----------  ----------   ----------  ------------    ----------  -----------
NET ASSETS:
   Beginning of period                            543,277     431,017      513,548       463,456       930,941   1,044,111
                                              -----------  ----------   ----------  ------------    ----------  -----------
   End of period                              $   652,210  $  543,277   $   22,864  $    513,548    $  881,286  $   930,941
                                              ===========  ==========   ==========  ============    ==========  ===========

   (1) FORMERLY CLASS G SHARES.
   (2) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO THE FINANCIAL STATEMENTS.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
----------------------------------------------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE YEARS ENDED AUGUST 31,


                                                 --------------------    -----------------------    ------------------
                                                     PENNSYLVANIA           INTERMEDIATE-TERM          PENNSYLVANIA
                                                       TAX FREE                 MUNICIPAL             MUNICIPAL BOND
                                                         FUND                     FUND                     FUND
                                                 --------------------    -----------------------    ------------------
                                                   1999        1998        1999        1998           1999       1998
                                                 --------    --------    ---------   --------       -------    -------
INVESTMENT ACTIVITIES:
   Net investment income                         $  1,435    $  1,363    $  22,980   $ 15,651      $  5,161   $  4,810
   Net realized gain (loss) on Investments             (2)         (4)       1,719        464           136        583
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments                     --          --      (22,500)    10,070        (4,706)     1,465
                                                 --------    --------    ---------   --------      --------   --------
   Net increase in Net Assets Resulting from
      Operations                                    1,433       1,359        2,199     26,185           591      6,858
                                                 --------    --------    ---------   --------      --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                       (1,442)     (1,358)     (23,026)   (15,609)         (381)        --
     Class B                                           --          --           --         --        (4,799)    (4,798)
   Net Capital Gains
     Class A                                           --          --         (637)        --           (22)        --
     Class B                                           --          --           --         --          (530)      (365)
                                                 --------    --------    ---------   --------      --------   --------
     Total Distributions                           (1,442)     (1,358)     (23,663)   (15,609)       (5,732)    (5,163)
                                                 --------    --------    ---------   --------      --------   --------
TRANSACTIONS (1):
   Class A (2):
     Proceeds from Shares Issued                  216,649     322,613      371,411    327,207        19,564        332
     Reinvestment of Cash Distributions               366          77       18,663     10,973           386         --
     Cost of Shares Redeemed                     (232,976)   (322,186)    (237,694)   (91,670)         (870)        --
                                                 --------    --------    ---------   --------      --------   --------
     Total Class A Share Transactions             (15,961)        504      152,380    246,510        19,080        332
                                                 --------    --------    ---------   --------      --------   --------
   Class B:
     Proceeds from Shares Issued                       --          --           --         --        29,041     19,813
     Reinvestment of Cash Distributions                --          --           --         --           657        469
     Cost of Shares Redeemed                           --          --           --         --       (21,345)   (19,026)
                                                 --------    --------    ---------   --------      --------   ---------
     Total Class B Share Transactions                  --          --           --         --         8,353      1,256
                                                 --------    --------    ---------   --------      --------   --------
   Increase (Decrease) in Net Assets from
     Share Transactions                           (15,961)        504      152,380    246,510        27,433      1,588
                                                 --------    --------    ---------   --------      --------   --------
   Total Increase (Decrease) in Net Assets        (15,970)        505      130,916    257,086        22,292      3,283
                                                 --------    --------    ---------   --------      --------   --------
NET ASSETS:
   Beginning of period                             50,068      49,563      516,324    259,238       101,362     98,079
                                                 --------    --------    ---------   --------      --------   --------
   End of period                                 $ 34,098    $ 50,068    $ 647,240   $516,324      $123,654   $101,362
                                                 ========    ========    =========   ========      ========   ========

   (1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO THE FINANCIAL STATEMENTS.
   (2) THE PENNSYLVANIA MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 25, 1998.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-----------------------------------------------------------------------------------------------------------------------






                                          ------------------   ------------------   ----------------  ------------------
                                             MASSACHUSETTS         NEW JERSEY           NEW YORK          CALIFORNIA
                                            MUNICIPAL BOND       MUNICIPAL BOND      MUNICIPAL BOND     MUNICIPAL BOND
                                                FUND (2)            FUND (3)            FUND (3)           FUND (2)
                                          ------------------   ------------------   ----------------  ------------------
                                            1999      1998       1999      1998       1999    1998      1999     1998
                                          --------- --------   --------- --------   -------- -------  --------- --------
INVESTMENT ACTIVITIES
   Net investment income                   $   348   $   --     $   423   $    1    $   426  $    1    $ 1,051   $    1
   Net realized gain (Loss) on Investments      --        1         (77)      --        (28)     --        (27)      --
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments            (507)       5        (450)       4       (602)      7     (1,206)       8
                                           -------   ------     -------   ------    -------  ------    -------   ------
   Net increase (Decrease) in Net Assets
     Resulting from Operations                (159)       6        (104)       5       (204)      8       (182)       9
                                           -------   ------     -------   ------    -------  ------    -------   ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                  (347)      --        (421)      (1)      (425)     (1)    (1,051)      (1)
   Net Capital Gains
     Class A                                    --       --          --       --         --      --        (27)      --
                                           -------   ------     -------   ------    -------  ------    -------   ------
     Total Distributions                      (347)      --        (421)      (1)      (425)     (1)    (1,078)      (1)
                                           -------   ------     -------   ------    -------  ------    -------   ------
TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued            21,110    1,034      29,241    1,100     25,519   1,367     71,723    2,161
     Reinvestment of Cash Distributions        346       --         406        1        423       1        995        1
     Cost of Shares Redeemed                (4,150)      --      (5,714)      --     (5,126)     --     (9,147)     (12)
                                           -------   ------     -------   ------    -------  ------    -------   ------
     Total Class A Share Transactions       17,306    1,034      23,933    1,101     20,816   1,368     63,571    2,150
                                           -------   ------     -------   ------    -------  ------    -------   ------
   Increase in Net Assets from Share
     Transactions                           17,306    1,034      23,933    1,101     20,816   1,368     63,571    2,150
                                           -------   ------     -------   ------    -------  ------    -------   ------
   Total Increase in Net Assets             16,800    1,040      23,408    1,105     20,187   1,375     62,311    2,158
                                           -------   ------     -------   ------    -------  ------    -------   ------
NET ASSETS:
   Beginning of period                       1,040       --       1,105       --      1,375      --      2,158       --
                                           -------   ------     -------   ------    -------  ------    -------   ------
   End of period                           $17,840   $1,040     $24,513   $1,105    $21,562  $1,375    $64,469   $2,158
                                           =======   ======     =======   ======    =======  ======    =======   ======


   (1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO THE FINANCIAL STATEMENTS.
   (2) COMMENCED OPERATIONS ON AUGUST 19, 1998.
   (3) COMMENCED OPERATIONS ON AUGUST 18, 1998.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR




                                                      NET                                                         RATIO
                                                     REAL-                                                          OF
                                                     IZED                                                          NET
                                                     AND                                         RATIO   RATIO    INVEST-
                                                    UNREAL-                                      OF EX-    OF      MENT
                   INVEST-                           IZED                                       PENSES     NET    INCOME
                    MENT                             GAIN                                          TO    INVEST-    TO
             NET   ACTIVI-                          (LOSS)                                      AVERAGE   MENT    AVERAGE
            ASSET   TIES         DISTRIBUTIONS        ON                               RATIO OF    NET   INCOME     NET
            VALUE  ------  -----------------------  INVEST-    NET              NET    EXPENSES   ASSETS   TO     ASSETS
            BEGIN-  NET      NET    NET    TOTAL     MENTS    ASSET            ASSETS,    TO     EXCLUD-  AVER-   EXCLUD-
             NING  INVEST- INVEST-  REAL-   DIS-   AND CAP-   VALUE,           END OF  AVERAGE    ING     AGE      ING     PORTFOLIO
             OF     MENT     MENT   IZED   TRIBU- ITAL TRANS- END OF   TOTAL   PERIOD     NET      FEE    NET      FEE     TURNOVER
           PERIOD  INCOME   INCOME  GAIN   TIONS    ACTIONS   PERIOD   RETURN   (000)   ASSETS   WAIVERS ASSETS  WAIVERS      RATE
------------------------------------------------------------------------------------------------------------------------------------
-------------
TAX FREE FUND
-------------
  CLASS A
  1999      $1.00  $0.029   $(0.029)  --  $(0.029)    --      $1.00     2.94% $652,210     0.45%   0.67%   2.89%     2.67%    --
  1998       1.00   0.033    (0.033)  --   (0.033)    --       1.00     3.30   543,276     0.45    0.68    3.25      3.02     --
  1997       1.00   0.033    (0.033)  --   (0.033)    --       1.00     3.31   431,016     0.45    0.69    3.26      3.02     --
  1996       1.00   0.033    (0.033)  --   (0.033)    --       1.00     3.35   339,906     0.45    0.50    3.30      3.25     --
  1995       1.00   0.034    (0.034)  --   (0.034)    --       1.00     3.48   377,152     0.45    0.51    3.43      3.37     --
  CLASS D
  1999 (1)  $1.00  $0.014   $(0.014)  --  $(0.014)    --      $1.00     1.40% $     --     0.56%   0.56%   2.82%     2.82%    --
  1998       1.00   0.029    (0.029)  --   (0.029)    --       1.00     2.91         1     0.59    0.59    3.13      3.13     --
  1997       1.00   0.028    (0.028)  --   (0.028)    --       1.00     2.86         1     0.74    0.74    3.04      3.04     --
  1996       1.00   0.030    (0.030)  --   (0.030)    --       1.00     2.99         6     0.80    0.88    3.18      3.10     --
  1995 (2)   1.00   0.026    (0.026)  --   (0.026)    --       1.00     2.68       272     0.80*   0.86*   3.13*     3.07*    --
--------------------------
CALIFORNIA TAX EXEMPT FUND
--------------------------
  CLASS A
  1999      $1.00  $0.027   $(0.027)  --  $(0.027)    --      $1.00     2.78% $ 22,356     0.28%   0.56%   2.70%     2.42%    --
  1998       1.00   0.032    (0.032)  --   (0.032)    --       1.00     3.20    39,508     0.28    0.55    3.17      2.90     --
  1997       1.00   0.033    (0.033)  --   (0.033)    --       1.00     3.30    51,314     0.28    0.57    3.26      2.97     --
  1996       1.00   0.034    (0.034)  --   (0.034)    --       1.00     3.41    44,729     0.28    0.36    3.33      3.25     --
  1995       1.00   0.033    (0.033)  --   (0.033)    --       1.00     3.49    30,921     0.28    0.42    3.43      3.29     --
  Class B
  1999 (3)  $1.00  $0.014   $(0.014)  --  $(0.014)    --      $1.00     1.43% $    508     0.58%*  0.60%*  2.42%*    2.40%*   --
  CLASS CNI***
  1999 (4)  $1.00  $0.018   $(0.018)  --  $(0.018)    --      $1.00     1.83% $     --     0.78%*  1.05%*  2.25%*    1.98%*   --
  1998       1.00   0.027    (0.027)  --   (0.027)    --       1.00     2.69   474,040     0.78    1.05    2.64      2.62     --
  1997       1.00   0.028    (0.028)  --   (0.028)    --       1.00     2.79   412,142     0.78    1.06    2.75      2.47     --
  1996       1.00   0.028    (0.028)  --   (0.028)    --       1.00     2.90   350,684     0.78    0.86    2.84      2.76     --
  1995       1.00   0.029    (0.029)  --   (0.029)    --       1.00     2.97   328,035     0.78    0.93    2.93      2.78     --
---------------------------
INSTITUTIONAL TAX FREE FUND
---------------------------
  CLASS A
  1999      $1.00  $0.030   $(0.030)   -- $(0.030)    --      $1.00     3.08% $ 785,954    0.33%   0.68%   3.03%     2.68%    --
  1998       1.00   0.034    (0.034)   --  (0.034)    --       1.00     3.46    813,261    0.33    0.68    3.39      3.04     --
  1997       1.00   0.034    (0.034)   --  (0.034)    --       1.00     3.44    999,946    0.33    0.69    3.39      3.03     --
  1996       1.00   0.035    (0.035)   --  (0.035)    --       1.00     3.52    835,388    0.33    0.49    3.46      3.30     --
  1995       1.00   0.036    (0.036)   --  (0.036)    --       1.00     3.70    788,877    0.33    0.52    3.64      3.45     --
  CLASS B
  1999      $1.00  $0.027   $(0.027)   -- $(0.027)    --      $1.00     2.78% $  57,310    0.63%   0.73%   2.74%     2.64%    --
  1998       1.00   0.031    (0.031)   --  (0.031)    --       1.00     3.15     95,004    0.63    0.73    3.06      2.96     --
  1997       1.00   0.031    (0.031)   --  (0.031)    --       1.00     3.13     34,783    0.63    0.73    3.10      3.00     --
  1996       1.00   0.032    (0.032)   --  (0.032)    --       1.00     3.21     14,156    0.63    0.80    3.16      2.99     --
  1995       1.00   0.033    (0.033)   --  (0.033)    --       1.00     3.39     15,084    0.63    0.82    3.32      3.13     --
  CLASS C
  1999      $1.00  $0.025   $(0.025)   -- $(0.025)    --      $1.00     2.57% $  38,022    0.83%   0.93%   2.52%     2.42%    --
  1998       1.00   0.029    (0.029)   --  (0.029)    --       1.00     2.94     22,676    0.83    0.93    2.89      2.79     --
  1997       1.00   0.029    (0.029)   --  (0.029)    --       1.00     2.93      9,382    0.83    0.95    2.85      2.73     --
  1996 (5)   1.00   0.029    (0.029)   --  (0.029)    --       1.00     2.92     19,208    0.83*   0.96*   2.89*     2.76*    --
--------------------------
PENNSYLVANIA TAX FREE FUND
--------------------------
  CLASS A
  1999      $1.00  $0.030   $(0.030)   -- $(0.030)    --      $1.00     3.10% $  34,098    0.35%   0.69%   3.04%     2.70%    --
  1998       1.00   0.034    (0.034)   --  (0.034)    --       1.00     3.41     50,068    0.35    0.68    3.36      3.03     --
  1997       1.00   0.033    (0.033)   --  (0.033)    --       1.00     3.39     49,563    0.35    0.71    3.33      2.97     --
  1996       1.00   0.034    (0.034)   --  (0.034)    --       1.00     3.40     42,971    0.35    0.49    3.33      3.19     --
  1995       1.00   0.035    (0.035)   --  (0.035)    --       1.00     3.60     26,058    0.35    0.51    3.54      3.38     --









THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
80

------------------------------------------------------------------------------------------------------------------------------------

                                                      NET                                                           RATIO
                                                     REAL-                                                           OF
                                                     IZED                                                            NET
                                                     AND                                          RATIO    RATIO   INVEST-
                                                    UNREAL-                                       OF EX-    OF      MENT
                   INVEST-                           IZED                                         PENSES    NET    INCOME
                    MENT                             GAIN                                           TO    INVEST-    TO
             NET   ACTIVI-                          (LOSS)                                        AVERAGE   MENT   AVERAGE
            ASSET   TIES         DISTRIBUTIONS        ON                                RATIO OF    NET   INCOME     NET
            VALUE  ------  -----------------------  INVEST-     NET              NET    EXPENSES  ASSETS    TO     ASSETS
            BEGIN-  NET      NET     NET    TOTAL     MENTS    ASSET            ASSETS,    TO     EXCLUD-  AVER-   EXCLUD-
             NING  INVEST- INVEST-   REAL-   DIS-   AND CAP-   VALUE,           END OF  AVERAGE    ING      AGE      ING   PORTFOLIO
             OF     MENT    MENT     IZED   TRIBU- ITAL TRANS- END OF   TOTAL   PERIOD    NET      FEE      NET      FEE    TURNOVER
           PERIOD  INCOME  INCOME    GAIN   TIONS    ACTIONS   PERIOD   RETURN   (000)   ASSETS   WAIVERS ASSETS   WAIVERS    RATE
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
--------------------------------
  CLASS A
  1999     $11.08  $0.44   $(0.44) $(0.01) $(0.45)  $(0.37)    $10.70    0.67%  $647,240  0.60%    0.87%   4.03%    3.76%    30.25%
  1998      10.77   0.46    (0.46)     --   (0.46)    0.31      11.08    7.20    516,324  0.60     0.88    4.23     3.95      8.98
  1997      10.45   0.48    (0.48)     --   (0.48)    0.32      10.77    7.93    259,238  0.60     0.88    4.53     4.25     16.02
  1996      10.59   0.49    (0.53)     --   (0.53)   (0.10)     10.45    3.76    134,563  0.59     0.66    4.66     4.59     40.66
  1995      10.36   0.52    (0.52)     --   (0.52)    0.23      10.59    7.53     95,675  0.55     0.72    4.96     4.79     36.05
  CLASS D**
  1996 (6) $10.59  $0.38   $(0.41) $   --  $(0.41)  $(0.10)    $10.46    3.22%        --  0.98%    1.08%   4.26%    4.16%    40.66%
  1995      10.36   0.48    (0.48)     --   (0.48)    0.23      10.59    7.11   $    548  0.95     1.12    4.57     4.40     36.05
--------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------
  CLASS A
  1999     $10.75  $0.48   $(0.48) $(0.05) $(0.53)  $(0.41)    $10.29    0.65%  $ 18,785  0.60%    0.83%   4.53%    4.30%    16.64%
  1998 (7)  10.72   0.01    (0.01)     --   (0.01)    0.03      10.75    0.26        333  0.60     0.79    4.56     4.25     26.85
  CLASS B
  1999     $10.76  $0.49   $(0.49) $(0.05) $(0.54)  $(0.42)    $10.29    0.68%  $104,869  0.48%    0.87%   4.61%    4.22%    16.64%
  1998      10.58   0.52    (0.52)  (0.04)  (0.56)    0.22      10.76    7.24    101,029  0.48     0.86    4.87     4.49     26.85
  1997      10.48   0.53    (0.53)  (0.19)  (0.72)    0.29      10.58    8.08     98,079  0.48     0.86    5.08     4.70     34.48
  1996      10.66   0.55    (0.59)     --   (0.59)   (0.14)     10.48    3.96     97,228  0.48     0.65    5.15     4.98     65.75
  1995      10.52   0.55    (0.55)     --   (0.55)    0.14      10.66    6.81    104,094  0.48     0.72    5.21     4.97     22.62
---------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
---------------------------------
  CLASS A
  1999     $10.05  $0.34   $(0.34) $   --  $(0.34)  $(0.33)    $ 9.72    0.07%  $ 17,840  0.60%    0.93%   3.57%    3.24%    13.76%
  1998 (8)  10.00     --       --      --      --     0.05      10.05    0.53      1,040  0.60     0.87    1.13     0.86     11.35
------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
  CLASS A
  1999     $10.05  $0.32   $(0.32) $   --  $(0.32)  $(0.19)    $ 9.86    1.29%  $ 24,513  0.60%    0.91%   3.26%    2.95%    25.41%
  1998 (9)  10.00   0.01    (0.01)     --   (0.01)    0.05      10.05    0.58      1,105  0.60     0.87    2.93     2.66      0.00
----------------------------
NEW YORK MUNICIPAL BOND FUND
----------------------------
  CLASS A
  1999     $10.05  $0.35   $(0.35) $   --  $(0.35)  $(0.28)    $ 9.77    0.68%  $ 21,562  0.60%    0.92%   3.60%    3.28%    17.85%
  1998 (10  10.00     --       --      --      --     0.05      10.05    0.55      1,375  0.60     0.87    2.27     2.00      0.92
------------------------------
CALIFORNIA MUNICIPAL BOND FUND
------------------------------
  CLASS A
  1999     $10.07  $0.33   $(0.33) $(0.02) $(0.35)  $(0.09)    $ 9.96    2.40%  $ 64,469  0.60%    0.90%   3.43%    3.13%   105.21%
  1998 (11) 10.00   0.01    (0.01)     --   (0.01)    0.07      10.07    0.78      2,158  0.60     0.87    2.73     2.46      0.00

   * ANNUALIZED.
  ** TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D SHARES.
 *** FORMERLY CLASS G SHARES.
  +  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 (1) THE TAX FREE FUND--CLASS D CLOSED ON MARCH 1, 1999.
 (2) THE TAX FREE FUND--CLASS D COMMENCED OPERATIONS ON NOVEMBER 1, 1994.
 (3) THE CALIFORNIA TAX EXEMPT FUND -- CLASS B COMMENCED OPERATIONS ON JANUARY 27, 1999.
 (4) THE CALIFORNIA TAX EXEMPT FUND--CLASS G CLOSED ON JUNE 21, 1999.
 (5) THE INSTITUTIONAL TAX FREE FUND--CLASS C COMMENCED OPERATIONS ON SEPTEMBER 11, 1995.
 (6) THE INTERMEDIATE-TERM MUNICIPAL FUND--CLASS D CLOSED ON JUNE 30, 1996.
 (7) THE PENNSYLVANIA MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 25, 1998.
 (8) THE MASSACHUSETTS MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998.
 (9) THE NEW JERSEY MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998.
(10) THE NEW YORK MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998.
(11) THE CALIFORNIA MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998.

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999




1.    ORGANIZATION
SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven funds: the Tax Free Fund, the California Tax Exempt Fund, the Institutional Tax Free Fund, the Pennsylvania Tax Free Fund, Ohio Tax Free Fund (collectively "the Money Market Funds"), the Intermediate-Term Municipal Fund, the Pennsylvania Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, and the California Municipal Bond Fund (collectively "the Fixed Income Funds"). The Ohio Tax Free Fund had not commenced operations as of August 31, 1999. the Trust is registered to offer five classes ofshares: Class A, Class B, Class C, Class D and Class CNI. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated and a shareholder's interest is limited to the fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds.
     SECURITY VALUATION -- Investment securities of each Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.
     The market value for each security for each Fixed Income Fund is obtained from an independent pricing service. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts:

                                UNDISTRIBUTED             ACCUMULATED
                            NET INVESTMENT INCOME        REALIZED GAIN
        FUND                        (000)                    (000)
   --------------              --------------            --------------
California Tax Exempt                 1                        (1)
Massachusetts
  Municipal Bond                      1                        (1)

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.
     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial state-

--------------------------------------------------------------------------------


ments, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     Distributions to Shareholders -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Pennsylvania Tax Free, the Intermediate-Term Municipal, and the Pennsylvania Municipal Bond Funds. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

3.    TRANSACTIONS WITH AFFILIATES
The Trust and SEI Investments Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Funds for an annual fee of .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds, .23% of the average daily net asset value of the California Tax Exempt Fund, .24% of the average daily net asset value of the Intermediate-Term Municipal, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, .35% of the average daily net asset value of the Pennsylvania Municipal Bond Fund. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations.
     For the period September 1, 1995 to April 30, 1996, SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse certain distribution-related expenses incurred by the Distributor.
     Effective May 1, 1996, SEI Investments Distribution Co. continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C and Class CNI shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. For Class CNI, no such fees were levied since the inception of the plan. Such fees may be levied in the future when the Funds are operating below their voluntary expense caps. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to
 .05% and .25%, respectively, of the average daily nets assets attributable to that class. The Trust has adopted a distribution plan for its Class D and Class CNI shares pursuant to which a 12b-1 fee of up to .25% and .50%, respectively, of the average daily net assets attributable to that particular class of Class D and CNI Class shares will be paid to the Distributor. Under each of the plans adopted by the Trust, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
     Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    INVESTMENT ADVISORY
Weiss, Peck, & Greer L.L.C. ("WPG") acts as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Funds. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million,
 .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institu-

--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999


ional Tax Free and the Pennsylvania Tax Free Funds. Prior to January 1, 1996, WPG also served as the Investment Adviser on behalf of the Intermediate-Term Municipal Fund. For the period January 1, 1996 to April 15, 1996, Standish Ayer & Wood ("SAW") acted as the Investment Adviser on behalf of the Intermediate-Term Municipal Fund. Commencing April 16, 1996, SEI Investments Management Corporation ("SIMC") was appointed as the Investment Adviser of the Intermediate-Term Municipal Fund. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Fund's average daily net assets. Sub-Advisory services are provided to SIMC for the Intermediate-Term Municipal Fund by SAW pursuant to a sub-advisory agreement dated April 16, 1996. SIMC is responsible for the supervision of, and payment of fees to, SAW in connection with their services.
     Morgan Grenfell capital Management Incorporated ("MGCM") acts as the Investment Adviser of the Pennsylvania Municipal Bond Fund. For its services, MGCM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Fund.
     SIMC acts as the Investment Adviser to the New York, New Jersey, Massachusetts and California Municipal Bond Funds. For its services, SIMC receives a monthly fee equal to an annual rate of .33% of the average daily net assets of the Funds.
     Van Kampen Management Inc. ("Van Kampen"), acts as investment sub-adviser on behalf of the New Jersey and the California Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.
     SAW acts as an investment sub-adviser on behalf of the New York and Massachusetts Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.
     SIMC is responsible for the supervision of, and payment of fees, to Van Kampen and SAW in connection with their services to these Funds.


5.    INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the period ended August 31, 1999, were as follows:

                   INTERMEDIATE-
                       TERM         PENNSYLVANIA    MASSACHUSETTS
                     MUNICIPAL        MUNICIPAL       MUNICIPAL
                       FUND           BOND FUND       BOND FUND
                       (000)            (000)           (000)
                   ------------     ------------    -------------
Purchases            $296,498         $36,989          $17,692
Sales                 163,675          18,081            1,237

                    NEW JERSEY        NEW YORK       CALIFORNIA
                     MUNICIPAL        MUNICIPAL       MUNICIPAL
                     BOND FUND        BOND FUND       BOND FUND
                       (000)            (000)           (000)
                   ------------     ------------    -------------
Purchases            $25,434          $21,645          $89,452
Sales                  3,122            1,971           28,139


     Subsequent to October 31, 1998, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at August 31, 1999. the Funds also had capital loss carryforwards at August 31, 1999, as follows:

                   TOTAL
                  CAPITAL
                   LOSS
                 CARRYOVER
                 AUGUST 31,       EXPIRES         EXPIRES         EXPIRES         EXPIRES         EXPIRES         EXPIRES
FUND                1999            2002            2003            2004            2005            2006           2007
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
Tax Free
   Fund           $28,579         $17,406         $   93           $   --          $2,889          $1,360          $6,831
California
   Tax Exempt
   Fund             8,286              --             --               --           6,636              --           1,650
Institutional
   Tax Free
   Fund            19,685              --             --               --           4,407               1          15,277
Pennsylvania
   Tax Free
   Fund            15,621              --             --               --          11,751              --           3,870
New Jersey
    Municipal
    Bond Fund         945              --             --               --              --              --             945

     For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

--------------------------------------------------------------------------------




     The aggregate gross unrealized appreciation on securities in which there was an excess of market value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized appreciation (depreciation) at August 31, 1999, for each Fund are as follows:

                 INTERMEDIATE-
                     TERM     PENNSYLVANIA  MASSACHUSETTS
                   MUNICIPAL    MUNICIPAL     MUNICIPAL
                     FUND       BOND FUND     BOND FUND
                     (000)        (000)         (000)
                   ----------  -----------  -------------
Aggregate gross
   unrealized
   appreciation    $ 3,036       $1,290        $  10
Aggregate gross
   unrealized
   depreciation    (10,593)      (2,016)        (512)
                   -------       ------        -----
Net unrealized
   depreciation    $(7,557)      $ (726)       $(502)
                   =======       ======        =====

                  NEW JERSEY    NEW YORK     CALIFORNIA
                   MUNICIPAL    MUNICIPAL     MUNICIPAL
                   BOND FUND    BOND FUND     BOND FUND
                     (000)        (000)         (000)
                   ----------  ----------    ----------
Aggregate gross
   unrealized
   appreciation     $  29        $   3       $    82
Aggregate gross
   unrealized
   depreciation      (474)        (598)       (1,280)
                   -------       -----       -------
Net unrealized
   depreciation     $(445)       $(595)      $(1,198)
                   =======       =====       =======



6.    LINE OF CREDIT
      The Funds have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Funds equal to 110% of such borrowings which may not exceed 10% of the Funds' total assets. During the year ended August 31, 1999, no borrowings were made from this line of credit.

7.    CONCENTRATION OF CREDIT RISK
      The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

      The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

      Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions).

8.    IN-KIND REDEMPTION
      On June 21, 1999, CNI Class Shareholder liquidated its full position of 470,670,698 shares in the California Tax-Exempt Fund CNI Class and received a portion of its redemption through the transfer of securities (in-kind) for a value of $463,608,725 with the remainder in cash of $7,061,973.

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999



9.    SHARE TRANSACTIONS (000):


                                                ----------------------    --------------------    ---------------------
                                                                               CALIFORNIA             INSTITUTIONAL
                                                       TAX FREE                 TAX EXEMPT              TAX FREE
                                                         FUND                      FUND                   FUND
                                                ----------------------    --------------------    ---------------------
                                                   1999        1998         1999      1998          1999       1998
                                                ----------------------    --------------------    ---------------------
SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                 3,657,826   2,868,542      418,028    471,131    4,535,456   4,812,268
   Shares Issued in Lieu of Cash Distributions       4,222       2,527          191         76        2,794       1,150
   Shares Redeemed                              (3,553,080) (2,758,801)    (435,351)  (483,007)  (4,565,492) (4,999,980)
                                                ----------  ----------    ---------  ---------    ---------  ----------
   Total Class A Transactions                      108,968     112,268     (17,132)    (11,800)    (27,242)    (186,563)
                                                ----------  ----------    ---------  ---------    ---------  ----------
    Class B:
   Shares Issued                                        --          --        1,398         --      213,631     404,501
   Shares Issued in Lieu of Cash Distributions          --          --           --         --        1,300         857
   Shares Redeemed                                      --          --         (891)        --     (252,619)   (345,134)
                                                ----------  ----------    ---------  ---------    ---------  ----------
    Total Class B Transactions                          --          --          507         --      (37,688)     60,224
                                                ----------  ----------    ---------  ---------    ---------  ----------
  Class C:
   Shares Issued                                        --          --           --         --      184,115     169,692
   Shares Issued in Lieu of Cash Distributions          --          --           --         --           --          --
   Shares Redeemed                                      --          --           --         --     (168,768)   (156,390)
                                                ----------  ----------    ---------  ---------    ---------  ----------
    Total Class C Transactions                          --          --           --         --       15,347      13,302
                                                ----------  ----------    ---------  ---------    ---------  ----------
   Class D:
   Shares Issued                                        --          --           --         --           --          --
   Shares Issued in Lieu of Cash Distributions          --          --           --         --           --          --
   Shares Redeemed                                      (1)         --           --         --           --          --
                                                ----------  ----------    ---------  ---------    ---------  ----------
   Total Class D Transactions                           (1)         --           --         --           --          --
                                                ----------  ----------    ---------  ---------    ---------  ----------
   Class CNI (1):
   Shares Issued                                        --          --    1,050,353  1,076,760           --          --
   Shares Issued in Lieu of Cash Distributions          --          --        5,539      9,619           --          --
   Shares Redeemed                                      --          --   (1,529,995)(1,024,432)          --          --
                                                ----------  ----------    ---------  ---------    ---------  ----------
    Total CNI Class Transactions                        --          --    (474,103)     61,947           --          --
                                                ----------  ----------    ---------  ---------    ---------  ----------
    Increase (Decrease) in Capital Shares          108,967     112,268    (490,728)     50,147      (49,583)   (113,037)
                                                ==========  ==========    =========  =========    =========  ==========

   (1) FORMERLY CLASS G SHARES.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


------------------------------------------------------------------------------------------------------------------------------------



-------------------   -------------------   ---------------  ----------------   ---------------   ---------------   ---------------
                                             PENNSYLVANIA     MASSACHUSETTS       NEW JERSEY         NEW YORK         CALIFORNIA
   PENNSYLVANIA        INTERMEDIATE-TERM       MUNICIPAL        MUNICIPAL          MUNICIPAL         MUNICIPAL         MUNICIPAL
   TAX FREE FUND        MUNICIPAL FUND         BOND FUND        BOND FUND          BOND FUND         BOND FUND         BOND FUND
-------------------   -------------------   ---------------  ----------------   ---------------   ---------------   ---------------
  1999       1998       1999       1998       1999   1998      1999     1998     1999     1998     1999     1998      1999    1998
-------------------   -------------------   ---------------  ----------------   ---------------   ---------------   ---------------


  216,649   322,613      33,732    29,899     1,840      31    2,109      103    2,903      110    2,539      137      7,064    215
      366        77       1,697     1,001        37      --       35       --       41       --       42       --         98     --
 (232,976) (322,186)   (21,531)    (8,369)      (83)     --     (413)      --     (568)      --     (512)      --       (902)    (1)
--------- ---------   --------- ---------   ------- -------   ------   ------   ------   ------   ------   ------     -------  ----
  (15,961)      504      13,898    22,531     1,794      31    1,731      103    2,376      110    2,069      137       6,260   214
--------- ---------   --------- ---------   ------- -------   ------   ------   ------   ------   ------   ------     -------  ----

       --        --          --        --     2,744   1,858       --       --       --       --       --       --          --    --
       --        --          --        --        62      44       --       --       --       --       --       --          --    --
       --        --          --        --    (2,009) (1,783)      --       --       --       --       --       --          --    --
--------- ---------   --------- ---------   ------- -------   ------   ------   ------   ------   ------   ------     -------  ----
       --        --          --        --       797     119       --       --       --       --       --       --          --    --
--------- ---------   --------- ---------   ------- -------   ------   ------   ------   ------   ------   ------     -------  ----

       --        --          --        --        --      --       --       --       --       --       --       --          --    --
       --        --          --        --        --      --       --       --       --       --       --       --          --    --
       --        --          --        --        --      --       --       --       --       --       --       --          --    --
--------- ---------   --------- ---------   ------- -------   ------   ------   ------   ------   ------   ------     -------  ----
       --        --          --        --        --      --       --       --       --       --       --       --          --    --
--------- ---------   --------- ---------   ------- -------   ------   ------   ------   ------   ------   ------     -------  ----

       --        --          --        --        --      --       --       --       --       --       --       --          --    --
       --        --          --        --        --      --       --       --       --       --       --       --          --    --
       --        --          --        --        --      --       --       --       --       --       --       --          --    --
--------- ---------   --------- ---------   ------- -------   ------   ------   ------   ------   ------   ------     -------  ----
       --        --          --        --        --      --       --       --       --       --       --       --          --    --
--------- ---------   --------- ---------   ------- -------   ------   ------   ------   ------   ------   ------     -------  ----

       --        --          --        --        --      --       --       --       --       --       --       --          --    --
       --        --          --        --        --      --       --       --       --       --       --       --          --    --
       --        --          --        --        --      --       --       --       --       --       --       --          --    --
--------- ---------   --------- ---------   ------- -------   ------   ------   ------   ------   ------   ------     -------  ----
       --        --          --        --        --      --       --       --       --       --       --       --          --    --
--------- ---------   --------- ---------   ------- -------   ------   ------   ------   ------   ------   ------     -------  ----
  (15,961)      504      13,898    22,531     2,591     150    1,731      103    2,376      110    2,069      137       6,260   214
========= =========   ========= =========   ======= =======   ======   ======   ======   ======   ======   ======     =======  ====

NOTICE TO SHAREHOLDERS (Unaudited)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999




For shareholders that do not have an August 31, 1999 taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 1999 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended August 31, 1999 each fund is designating the following items with regard to distributions paid during the year as follows:


                                                  LONG TERM          ORDINARY
                                                CAPITAL GAINS         INCOME                                  TOTAL
                                                DISTRIBUTIONS      DISTRIBUTIONS       TAX-EXEMPT         DISTRIBUTIONS
FUND                                             (TAX BASIS)        (TAX BASIS)         INTEREST           (TAX BASIS)
----------                                      -------------      -------------       ----------         -------------
Tax Free Fund                                          0%               0%                100%                 100%
California Tax Exempt Fund                             0%               0%                100%                 100%
Institutional Tax Free Fund                            0%               0%                100%                 100%
Pennsylvania Tax Free Fund                             0%               0%                100%                 100%
Intermediate-Term Municipal Fund                       3%               0%                 97%                 100%
Pennsylvania Municipal Bond Fund                      10%               0%                 90%                 100%
Massachusetts Municipal Bond Fund                      0%               0%                100%                 100%
New Jersey Municipal Bond Fund                         0%               0%                100%                 100%
New York Municipal Bond Fund                           0%               0%                100%                 100%
California Municipal Bond Fund                         0%               3%                 97%                 100%


                                                   QUALIFYING
FUND                                              DIVIDENDS(1)
----------                                        -----------
Tax Free Fund                                          0%
California Tax Exempt Fund                             0%
Institutional Tax Free Fund                            0%
Pennsylvania Tax Free Fund                             0%
Intermediate-Term Municipal Fund                       0%
Pennsylvania Municipal Bond Fund                       0%
Massachusetts Municipal Bond Fund                      0%
New Jersey Municipal Bond Fund                         0%
New York Municipal Bond Fund                           0%
California Municipal Bond Fund                         0%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------




TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF SEI TAX EXEMPT TRUST:

We have audited the accompanying statements of net assets of the Tax Free, California Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and the California Municipal Bond Funds of SEI Tax Exempt Trust (the "Trust") as of August 31, 1999, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax Free, California Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and the California Municipal Bond Funds of SEI Tax Exempt Trust as of August 31, 1999, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
October 8, 1999

                                       NOTES
--------------------------------------------------------------------------------

                                        NOTES
--------------------------------------------------------------------------------

                                         NOTES
--------------------------------------------------------------------------------

---------------------
SEI TAX EXEMPT TRUST
---------------------
ANNUAL REPORT
---------------------
August 31, 1999




Robert A. Nesher
CHAIRMAN

Trustees
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

Officers
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Lynda Striegel
VICE PRESIDENT, ASSISTANT SECRETARY
James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY



INVESTMENT ADVISERS
Morgan Grenfell Capital Management Incorporated
Pennsylvania Municipal Bond Fund
SEI Investments Management Corporation:
Intermediate-Term Municipal Fund
Massachusetts Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
California Municipal Bond Fund
Weiss, Peck & Greer L.L.C.:
Tax Free Fund
California Tax Exempt Fund
Institutional Tax Free Fund
Pennsylvania Tax Free Fund

SUB-ADVISERS
Standish, Ayer & Wood, Inc.
Intermediate-Term Municipal Fund
Massachusetts Municipal Bond Fund
New York Municipal Bond Fund
Van Kampen Management Inc.
California Municipal Bond Fund
New Jersey Municipal Bond Fund

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP





THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1[BULLET]800[BULLET]DIAL[BULLET]SEI/1[BULLET] 800[BULLET]342[BULLET]5734

[LOGO OMITTED]

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734



SEI-F-024-10